UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3091

Name of Fund: FAM Series Fund, Inc.
              Mercury Low Duration Portfolio
              Mercury Global SmallCap Portfolio
              Mercury Equity Dividend Portfolio
              Mercury Mid Cap Value Opportunities Portfolio
              Mercury Small Cap Index Portfolio
              Mercury International Index Portfolio

Fund Address: P.O. Box 9011
              Princeton, NJ 08543-9011

Name and address of agent for service: Robert C. Doll, Jr., Chief Executive
      Officer, FAM Series Fund, Inc., 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (609) 282-2800

Date of fiscal year end: 12/31/05

Date of reporting period: 01/01/05 - 03/31/05

Item 1 - Schedule of Investments

FAM Series Fund, Inc. - Mercury Low Duration Portfolio
Schedule of Investments as of March 31, 2005

                                            Face
                                          Amount       Government Agency Obligations                                       Value
------------------------------------------------------------------------------------------------------------------------------------
                                     $ 2,575,000       U.S. Treasury Notes, 3% due 12/31/2006 (d)                       $  2,542,310
------------------------------------------------------------------------------------------------------------------------------------
                                                       Total Government Agency Obligations
                                                       (Cost - $2,568,965) - 17.0%                                         2,542,310
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                       Government Agency Mortgage-Backed Obligations+
------------------------------------------------------------------------------------------------------------------------------------
                                                       Freddie Mac Mortgage Participation Certificates:
                                         993,380           5% due 12/01/2019                                                 994,457
                                         998,617           6% due 7/01/2034                                                1,022,383
                                          99,706       Ginnie Mae Trust Series 2005-9 Class A, 4.026%
                                                       due 5/16/2022                                                          98,086
------------------------------------------------------------------------------------------------------------------------------------
                                                       Total Government Agency Mortgage-Backed Obligations
                                                       (Cost - $2,138,881) - 14.1%                                         2,114,926
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                       Non-Government Agency Mortgage-Backed Securities+
------------------------------------------------------------------------------------------------------------------------------------
Collateralized Mortgage                  427,000       Harley-Davidson Motorcycle Trust Series 2003-1 Class A2,
Obligations - 27.4%                                    2.63% due 11/15/2010                                                  419,596
                                         406,106       JPMorgan Chase Commercial Mortgage Securities Corp. Series
                                                       2001-CIBC Class A2, 6.001% due 3/15/2033                              415,832
                                         733,247       National Collegiate Student Loan Trust Series 2005-GT1
                                                       Class AIO, 6.75% due 12/25/2009                                       207,142
                                         500,000       Popular ABS Mortgage Pass-Through Trust Series 2005-2 Class
                                                       AF2, 4.415% due 4/25/2035 (a)                                         500,625
                                                       Residential Asset Securities Corporation:
                                         100,000           Series 2003-KS2 Class MI1, 4.80% due 4/25/2033                     98,824
                                         250,000           Series 2003-KS11 Class AI4, 4.51% due 2/25/2032                   249,538
                                         450,000       Susquehanna Auto Lease Trust Series 2005-1A Class A3,
                                                       4.43% due 6/16/2008                                                   450,000
                                         500,000       USAA Auto Owner Trust Series 2003-1 Class A4, 2.04%
                                                       due 2/16/2010                                                         489,034
                                         500,000       Volkswagen Auto Lease Trust Series 2004-A Class A3,
                                                       2.84% due 7/20/2007                                                   493,125
                                                       Wachovia Bank Commercial Mortgage Trust Class A1:
                                         283,005           Series 2004-C14, 3.477% due 8/15/2014                             277,744
                                         500,000           Series 2005-C17, 4.43% due 3/15/2042                              500,260
------------------------------------------------------------------------------------------------------------------------------------
                                                       Total Non-Government Agency Mortgage-Backed Securities
                                                       (Cost - $4,116,261) - 27.4%                                         4,101,720
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
Industry++                                             Corporate Bonds
------------------------------------------------------------------------------------------------------------------------------------
Aerospace & Defense - 0.6%                40,000       Goodrich Corp., 6.45% due 12/15/2007                                   41,957
                                          40,000       Northrop Grumman Corp., 4.079% due 11/16/2006                          39,948
                                          10,000       Raytheon Co., 6.50% due 7/15/2005                                      10,082
                                                                                                                        ------------
                                                                                                                              91,987
------------------------------------------------------------------------------------------------------------------------------------
Airlines - 0.1%                           17,883       American Airlines, Inc. Series 2003-1, 3.857% due 1/09/2012            17,341
------------------------------------------------------------------------------------------------------------------------------------
Automobiles - 0.2%                        30,000       DaimlerChrysler NA Holding Corp., 6.40% due 5/15/2006                  30,638
------------------------------------------------------------------------------------------------------------------------------------
Beverages - 0.1%                          15,000       Coca-Cola Enterprises, Inc., 5.375% due 8/15/2006                      15,246
------------------------------------------------------------------------------------------------------------------------------------
Capital Markets - 2.1%                    55,000       The Bear Stearns Cos., Inc., 7.80% due 8/15/2007                       59,262
                                          20,000       Credit Suisse First Boston USA, Inc., 4.70% due 6/01/2009              19,981
                                          90,000       Goldman Sachs Group, Inc., 4.125% due 1/15/2008                        89,241
                                          95,000       Lehman Brothers Holdings, Inc., 6.25% due 5/15/2006                    97,274
                                          45,000       Morgan Stanley, 6.10% due 4/15/2006                                    45,910
                                                                                                                        ------------
                                                                                                                             311,668
------------------------------------------------------------------------------------------------------------------------------------

FAM Series Fund, Inc. - Mercury Low Duration Portfolio
Schedule of Investments as of March 31, 2005

                                            Face
Industry++                                Amount       Corporate Bonds                                                     Value
------------------------------------------------------------------------------------------------------------------------------------
Chemicals - 0.3%                       $  25,000       Potash Corp. of Saskatchewan Inc., 7.125% due 6/15/2007          $     26,386
                                          10,000       Praxair, Inc., 4.75% due 7/15/2007                                     10,077
                                                                                                                        ------------
                                                                                                                              36,463
------------------------------------------------------------------------------------------------------------------------------------
Commercial Banks - 4.4%                   60,000       Bank of America Corp., 4.75% due 10/15/2006                            60,612
                                          40,000       FleetBoston Financial Corp., 3.85% due 2/15/2008                       39,368
                                          50,000       HBOS Treasury Services Plc, 3.50% due 11/30/2007                       48,971
                                          60,000       HSBC Finance Corp., 4.125% due 12/15/2008                              58,928
                                          70,000       Keycorp, 3.361% due 7/23/2007 (a)                                      70,044
                                          30,000       Mellon Bank NA, 7% due 3/15/2006                                       30,782
                                          15,000       Popular North America, Inc. Series E, 6.125% due 10/15/2006            15,406
                                          25,000       Sovereign Bank, 4% due 2/01/2008                                       24,701
                                         300,000       Wells Fargo Co., 6.875% due 4/01/2006                                 307,753
                                                                                                                        ------------
                                                                                                                             656,565
------------------------------------------------------------------------------------------------------------------------------------
Commercial Services & Supplies - 0.3%                  Cendant Corp.:
                                          25,000           6.875% due 8/15/2006                                               25,875
                                          20,000           6.25% due 1/15/2008                                                20,817
                                                                                                                        ------------
                                                                                                                              46,692
------------------------------------------------------------------------------------------------------------------------------------
Communications Equipment - 0.4%           55,000       Alltel Corp., 4.656% due 5/17/2007                                     55,334
------------------------------------------------------------------------------------------------------------------------------------
Consumer Finance - 0.5%                   10,000       Capital One Bank, 4.875% due 5/15/2008                                 10,072
                                          65,000       MBNA Corp., 5.625% due 11/30/2007                                      66,625
                                                                                                                        ------------
                                                                                                                              76,697
------------------------------------------------------------------------------------------------------------------------------------
Containers & Packaging - 0.4%             60,000       Sealed Air Corp., 5.375% due 4/15/2008                                 61,010
------------------------------------------------------------------------------------------------------------------------------------
Diversified Financial Services - 6.6%    300,000       Citigroup, Inc., 5.75% due 5/10/2006                                  305,726
                                                       Ford Motor Credit Co.:
                                          60,000           3.92% due 9/28/2007 (a)                                            58,510
                                          55,000           4.95% due 1/15/2008                                                52,750
                                         120,000       General Motors Acceptance Corp., 7.50% due 7/15/2005                  120,963
                                         300,000       International Lease Finance Corp., 2.95% due 5/23/2006                295,238
                                                       JPMorgan Chase & Co.:
                                         100,000           5.625% due 8/15/2006                                              102,063
                                          50,000           5.25% due 5/30/2007                                                50,985
                                                                                                                        ------------
                                                                                                                             986,235
------------------------------------------------------------------------------------------------------------------------------------
Diversified Telecommunication             40,000       BellSouth Corp., 2.919% due 11/15/2007 (a)                             40,020
Services - 3.9%                           75,000       British Telecommunications Plc, 7.875% due 12/15/2005                  77,128
                                          50,000       Deutsche Telekom International Finance BV, 3.875%
                                                       due 7/22/2008                                                          49,011
                                          55,000       France Telecom SA, 7.45% due 3/01/2006                                 56,702
                                          40,000       SBC Communications, Inc., 4.125% due 9/15/2009                         38,905
                                         115,000       Sprint Capital Corp., 6% due 1/15/2007                                118,217
                                          35,000       TELUS Corp., 7.50% due 6/01/2007                                       37,255
                                         150,000       Verizon Global Funding Corp., 7.60% due 3/15/2007                     159,126
                                                                                                                        ------------
                                                                                                                             576,364
------------------------------------------------------------------------------------------------------------------------------------
Electric Utilities - 5.4%                 10,000       Ameren Corp., 4.263% due 5/15/2007                                      9,978
                                          30,000       American Electric Power Co., Inc. Series A, 6.125%
                                                       due 5/15/2006                                                          30,667
                                          95,000       Boston Edison Co., 3.641% due 10/15/2005 (a)                           95,209
                                         355,000       CC Funding Trust I, 6.90% due 2/16/2007                               370,836
                                          90,000       Conectiv Series B, 5.30% due 6/01/2005                                 90,232
                                          75,000       DTE Energy Co., 3.86% due 6/01/2007 (a)                                75,210
                                          70,000       National Rural Utilities Cooperative Finance Corp.,
                                                       3.25% due 10/01/2007                                                   68,004
                                          50,000       Southern California Edison Co., 3.44% due 1/13/2006 (a)                50,085
                                          15,000       Xcel Energy, Inc., 3.40% due 7/01/2008                                 14,476
                                                                                                                        ------------
                                                                                                                             804,697
------------------------------------------------------------------------------------------------------------------------------------

FAM Series Fund, Inc. - Mercury Low Duration Portfolio
Schedule of Investments as of March 31, 2005

                                            Face
Industry++                                Amount       Corporate Bonds                                                     Value
------------------------------------------------------------------------------------------------------------------------------------
Energy Equipment & Services - 0.4%     $  60,000       Halliburton Co., 3.45% due 1/26/2007 (a)(c)                      $     60,000
------------------------------------------------------------------------------------------------------------------------------------
Food Products - 0.2%                      30,000       General Mills, Inc., 2.625% due 10/24/2006                             29,322
------------------------------------------------------------------------------------------------------------------------------------
Gas Utilities - 0.8%                      30,000       KeySpan Corp., 4.90% due 5/16/2008                                     30,345
                                          85,000       Nisource Finance Corp., 3.43% due 11/23/2009 (a)                       85,471
                                                                                                                        ------------
                                                                                                                             115,816
------------------------------------------------------------------------------------------------------------------------------------
Health Care Providers &                   35,000       Amgen, Inc., 4% due 11/18/2009 (c)                                     34,091
Services - 0.5%                           40,000       WellPoint, Inc., 3.75% due 12/14/2007 (c)                              39,257
                                                                                                                        ------------
                                                                                                                              73,348
------------------------------------------------------------------------------------------------------------------------------------
Hotels, Restaurants & Leisure - 1.1%      70,000       Carnival Corp., 3.75% due 11/15/2007                                   68,794
                                          35,000       Hilton Hotels Corp., 7.95% due 4/15/2007                               37,359
                                          60,000       Yum! Brands, Inc., 8.50% due 4/15/2006                                 62,622
                                                                                                                        ------------
                                                                                                                             168,775
------------------------------------------------------------------------------------------------------------------------------------
Household Durables - 0.5%                 20,000       Centex Corp., 2.993% due 8/01/2007 (a)                                 20,017
                                          60,000       Fortune Brands, Inc., 2.875% due 12/01/2006                            58,904
                                                                                                                        ------------
                                                                                                                              78,921
------------------------------------------------------------------------------------------------------------------------------------
Household Products - 0.2%                 30,000       Clorox Co., 4.20% due 1/15/2010 (c)                                    29,487
------------------------------------------------------------------------------------------------------------------------------------
Industrial Conglomerates - 0.8%           60,000       Textron Financial Corp., 2.75% due 6/01/2006                           58,734
                                          65,000       Tyco International Group SA, 6.375% due 2/15/2006                      66,147
                                                                                                                        ------------
                                                                                                                             124,881
------------------------------------------------------------------------------------------------------------------------------------
Insurance - 1.3%                          40,000       Hartford Financial Services Group, Inc., 4.70% due 9/01/2007           40,191
                                          45,000       Metlife, Inc., 3.911% due 5/15/2005                                    45,050
                                          10,000       Monumental Global Funding II, 3.85% due 3/03/2008 (c)                   9,882
                                          30,000       Protective Life Secured Trust, 3.22% due 1/14/2008 (a)                 29,985
                                                       Prudential Financial, Inc.:
                                          40,000           4.104% due 11/15/2006                                              40,132
                                          35,000           3.75% due 5/01/2008                                                34,276
                                                                                                                        ------------
                                                                                                                             199,516
------------------------------------------------------------------------------------------------------------------------------------
Media - 1.7%                              60,000       Clear Channel Communications, Inc., 6% due 11/01/2006                  61,145
                                          30,000       Comcast Cable Communications, 6.375% due 1/30/2006                     30,529
                                          35,000       Cox Communications Inc., 7.75% due 8/15/2006                           36,531
                                          15,000       Gannett Co., Inc., 4.95% due 4/01/2005                                 15,000
                                          65,000       Historic TW, Inc., 8.18% due 8/15/2007                                 70,007
                                          30,000       News America, Inc., 6.75% due 1/09/2038                                32,975
                                                                                                                        ------------
                                                                                                                             246,187
------------------------------------------------------------------------------------------------------------------------------------
Multi-Utilities & Unregulated                          Dominion Resources, Inc. Series B:
Power - 1.6%                              90,000           7.625% due 7/15/2005                                               91,091
                                          20,000           3.094% due 5/15/2006 (a)                                           20,048
                                          55,000       PSEG Power LLC, 6.875% due 4/15/2006                                   56,552
                                          75,000       Sempra Energy, 4.621% due 5/17/2007                                    75,297
                                                                                                                        ------------
                                                                                                                             242,988
------------------------------------------------------------------------------------------------------------------------------------
Oil & Gas - 1.3%                          50,000       Burlington Resources Finance Co., 5.60% due 12/01/2006                 50,997
                                          35,000       Conoco Funding Co., 5.45% due 10/15/2006                               35,748
                                          45,000       Panhandle Eastern Pipe Line Series B, 2.75% due 3/15/2007              43,571
                                          70,000       Pemex Project Funding Master Trust, 4.31%
                                                       due 6/15/2010 (a)(c)                                                   71,400
                                                                                                                        ------------
                                                                                                                             201,716
------------------------------------------------------------------------------------------------------------------------------------
Road & Rail - 0.1%                        20,000       Norfolk Southern Corp., 7.35% due 5/15/2007                            21,199
------------------------------------------------------------------------------------------------------------------------------------
Software - 0.3%                           45,000       Computer Associates International, Inc., 4.75%
                                                       due 12/01/2009 (c)                                                     44,114
------------------------------------------------------------------------------------------------------------------------------------
Thrifts & Mortgage Finance - 1.3%         95,000       Countrywide Home Loans, Inc., 4.25% due 12/19/2007                     94,129
                                          30,000       Golden West Financial Corp., 5.50% due 8/08/2006                       30,624
                                          70,000       Washington Mutual, Inc., 5.625% due 1/15/2007                          71,575
                                                                                                                        ------------
                                                                                                                             196,328
------------------------------------------------------------------------------------------------------------------------------------
                                                       Total Corporate Bonds (Cost - $5,655,492) - 37.4%                   5,599,535
------------------------------------------------------------------------------------------------------------------------------------

FAM Series Fund, Inc. - Mercury Low Duration Portfolio
Schedule of Investments as of March 31, 2005

                                      Beneficial
                                        Interest       Short-Term Securities
------------------------------------------------------------------------------------------------------------------------------------
                                       $ 548,870       Merrill Lynch Liquidity Series, LLC Cash Sweep Series I (b)      $    548,870
------------------------------------------------------------------------------------------------------------------------------------
                                                       Total Short-Term Securities (Cost - $548,870) - 3.6%                  548,870
------------------------------------------------------------------------------------------------------------------------------------
Total Investments  (Cost - $15,028,469*)  - 99.5%                                                                         14,907,361

Other Assets Less Liabilities - 0.5%                                                                                          71,307
                                                                                                                        ------------
Net Assets - 100.0%                                                                                                     $ 14,978,668
                                                                                                                        ============

* The cost and unrealized appreciation (depreciation) of investments as of March 31, 2005, as computed for federal income tax purposes, were as follows:

      Aggregate cost                                               $ 15,028,469
                                                                   ============
      Gross unrealized appreciation                                $      3,503
      Gross unrealized depreciation                                    (124,611)
                                                                   ------------
      Net unrealized depreciation                                  $   (121,108)
                                                                   ============

+ Mortgage-backed obligations are subject to principal paydowns as a result of prepayments or refinancings of the underlying instruments. As a result, the average life may be substantially less than the original maturity.
++ For Portfolio compliance purposes, "Industry" means any one of more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined as Portfolio management. This definition may not apply for purposes of this report which may combine such industry sub-classifications for reporting ease.
(a)   Floating rate note.
(b) Investments in companies considered to be an affiliate of the Portfolio (such companies are defined as "Affiliated Companies" in Section 2(a)(3) of the Investment Company Act of 1940) were as follows:

      -----------------------------------------------------------------------------------------
      Affiliate                                                 Net Activity    Interest Income
      -----------------------------------------------------------------------------------------
      Merrill Lynch Liquidity Series, LLC Cash Sweep Series I    $ 548,870       $        9,708
      -----------------------------------------------------------------------------------------

(c) The security may be offered and sold to "qualified institutional buyers" under Rule 144A of the Securities Act of 1933.
(d) All or a portion of security held as collateral in connection with open financial futures contracts.

      Financial futures contracts sold as of March 31, 2005 were as follows:

      -----------------------------------------------------------------------------------------
      Number of                                     Expiration        Face          Unrealized
      Contracts    Issue                               Date           Value        Appreciation
      -----------------------------------------------------------------------------------------
         12        Two-Year U.S. Treasury Note       June 2005     $ 2,488,732      $     6,045
      -----------------------------------------------------------------------------------------

FAM Series Fund, Inc. - Mercury Global SmallCap Portfolio
Schedule of Investments as of March 31, 2005                   (in U.S. dollars)

                       Industry*                          Shares Held   Common Stocks                                       Value
------------------------------------------------------------------------------------------------------------------------------------
Africa
------------------------------------------------------------------------------------------------------------------------------------
South Africa - 0.6%    Health Care Providers &                 18,700   Network Healthcare Holdings Ltd.                 $    16,255
                       Services - 0.6%
------------------------------------------------------------------------------------------------------------------------------------
                                                                        Total Common Stocks in Africa - 0.6%                  16,255
------------------------------------------------------------------------------------------------------------------------------------
Europe
------------------------------------------------------------------------------------------------------------------------------------
Belgium - 1.3%         Chemicals - 0.5%                           300   Tessenderlo Chemie NV                                 13,046
                       -------------------------------------------------------------------------------------------------------------
                       Diversified Financial                      700   RHJ International (a)                                 20,060
                       Services - 0.8%
                       -------------------------------------------------------------------------------------------------------------
                                                                        Total Common Stocks in Belgium                        33,106
------------------------------------------------------------------------------------------------------------------------------------
Denmark - 2.6%         Commercial Services &                    2,800   Group 4 Securicor Plc (a)                              7,425
                       Supplies - 0.3%
                       -------------------------------------------------------------------------------------------------------------
                       Electrical Equipment - 1.3%              2,400   Vestas Wind Systems A/S (a)                           34,751
                       -------------------------------------------------------------------------------------------------------------
                       Health Care Equipment &                  1,600   GN Store Nord                                         18,422
                       Supplies - 0.7%
                       -------------------------------------------------------------------------------------------------------------
                       Insurance - 0.3%                           100   Topdanmark A/S (a)                                     7,467
                       -------------------------------------------------------------------------------------------------------------
                                                                        Total Common Stocks in Denmark                        68,065
------------------------------------------------------------------------------------------------------------------------------------
Finland - 1.8%         Construction & Engineering - 0.9%          800   YIT-Yhtyma Oyj                                        22,707
                       -------------------------------------------------------------------------------------------------------------
                       Insurance - 0.4%                           800   Pohjola Group Plc Class D                              9,680
                       -------------------------------------------------------------------------------------------------------------
                       Metals & Mining - 0.4%                     800   Rautaruukki Oyj                                       10,792
                       -------------------------------------------------------------------------------------------------------------
                       Multiline Retail - 0.1%                    100   Stockmann AB 'B'                                       3,360
                       -------------------------------------------------------------------------------------------------------------
                                                                        Total Common Stocks in Finland                        46,539
------------------------------------------------------------------------------------------------------------------------------------
France - 2.5%          Chemicals - 0.7%                         9,400   Rhodia SA (a)                                         18,203
                       -------------------------------------------------------------------------------------------------------------
                       Insurance - 1.1%                        13,500   SCOR (a)                                              29,125
                       -------------------------------------------------------------------------------------------------------------
                       Leisure Equipment &                        200   Trigano SA                                            17,805
                       Products - 0.7%
                       -------------------------------------------------------------------------------------------------------------
                                                                        Total Common Stocks in France                         65,133
------------------------------------------------------------------------------------------------------------------------------------
Germany - 1.3%         Biotechnology - 0.3%                       800   Paion AG (a)                                           8,089
                       -------------------------------------------------------------------------------------------------------------
                       Electrical Equipment - 0.8%              1,700   SGL Carbon AG (a)                                     21,785
                       -------------------------------------------------------------------------------------------------------------
                       Media - 0.2%                               100   Premiere AG (a)                                        4,152
                       -------------------------------------------------------------------------------------------------------------
                                                                        Total Common Stocks in Germany                        34,026
------------------------------------------------------------------------------------------------------------------------------------
Greece - 1.0%          Communications Equipment - 0.2%          1,000   Intracom SA                                            5,069
                       -------------------------------------------------------------------------------------------------------------
                       Construction Materials - 0.8%              600   Titan Cement Co. SA                                   20,041
                       -------------------------------------------------------------------------------------------------------------
                                                                        Total Common Stocks in Greece                         25,110
------------------------------------------------------------------------------------------------------------------------------------
Italy - 2.1%           Building Products - 0.7%                 1,100   Permasteelisa SpA                                     18,728
                       -------------------------------------------------------------------------------------------------------------
                       Insurance - 0.3%                         1,400   Milano Assicurazioni SpA                               8,233
                       -------------------------------------------------------------------------------------------------------------
                       Textiles, Apparel & Luxury               1,400   Marzotto SpA                                          29,385
                       Goods - 1.1%
                       -------------------------------------------------------------------------------------------------------------
                                                                        Total Common Stocks in Italy                          56,346
------------------------------------------------------------------------------------------------------------------------------------
Netherlands - 3.8%     Commercial Services &                    2,100   Tele Atlas NV (a)                                     39,301
                       Supplies - 1.5%
                       -------------------------------------------------------------------------------------------------------------
                       Food Products - 1.6%                     2,900   Koninklijke Wessanen NV CVA                           42,552
                       -------------------------------------------------------------------------------------------------------------
                       Health Care Equipment &                 14,400   LMA International NV (a)                               7,858
                       Supplies - 0.3%
                       -------------------------------------------------------------------------------------------------------------
                       Machinery - 0.4%                           300   Stork NV                                              11,697
                       -------------------------------------------------------------------------------------------------------------
                                                                        Total Common Stocks in the Netherlands               101,408
------------------------------------------------------------------------------------------------------------------------------------

FAM Series Fund, Inc. - Mercury Global SmallCap Portfolio
Schedule of Investments as of March 31, 2005                   (in U.S. dollars)

                       Industry*                          Shares Held   Common Stocks                                       Value
------------------------------------------------------------------------------------------------------------------------------------
Norway - 2.1%          Energy Equipment &                         700   Fred. Olsen Energy ASA (a)                       $    13,248
                       Services - 1.7%                          1,000   Ocean RIG ASA (a)                                      6,018
                                                                  800   ProSafe ASA                                           25,212
                                                                                                                         -----------
                                                                                                                              44,478
                       -------------------------------------------------------------------------------------------------------------
                       Oil & Gas - 0.4%                         1,500   Det Norske Oljeselskap ASA                            10,167
                       -------------------------------------------------------------------------------------------------------------
                                                                        Total Common Stocks in Norway                         54,645
------------------------------------------------------------------------------------------------------------------------------------
Spain - 0.6%           Commercial Services &                      200   Prosegur Cia de Seguridad SA Registered
                       Supplies - 0.2%                                  Shares                                                 4,289
                       -------------------------------------------------------------------------------------------------------------
                       Construction & Engineering - 0.4%          200   Grupo Ferrovial SA                                    11,356
                       -------------------------------------------------------------------------------------------------------------
                                                                        Total Common Stocks in Spain                          15,645
------------------------------------------------------------------------------------------------------------------------------------
Sweden - 1.8%          Health Care Providers &                  1,700   Gambro AB                                             23,171
                       Services - 0.9%
                       -------------------------------------------------------------------------------------------------------------
                       Metals & Mining - 0.7%                   4,100   Boliden AB (a)                                        18,919
                       -------------------------------------------------------------------------------------------------------------
                       Wireless Telecommunication                 300   Millicom International Cellular SA (a)(c)              6,091
                       Services - 0.2%
                       -------------------------------------------------------------------------------------------------------------
                                                                        Total Common Stocks in Sweden                         48,181
------------------------------------------------------------------------------------------------------------------------------------
Switzerland - 1.6%     Health Care Equipment &                    200   Ypsomed Holding AG (a)                                20,807
                       Supplies - 0.8%
                       -------------------------------------------------------------------------------------------------------------
                       Insurance - 0.6%                           100   Swiss Life Holding (a)                                15,085
                       -------------------------------------------------------------------------------------------------------------
                       Semiconductors & Semiconductor             150   Micronas Semiconductor Holding AG Registered
                       Equipment - 0.2%                                 Shares (a)                                             6,280
                       -------------------------------------------------------------------------------------------------------------
                                                                        Total Common Stocks in Switzerland                    42,172
------------------------------------------------------------------------------------------------------------------------------------
United Kingdom - 5.2%  Biotechnology - 0.2%                     2,300   Ark Therapeutics Group Plc (a)                         4,759
                       -------------------------------------------------------------------------------------------------------------
                       Construction & Engineering - 0.6%        2,800   Amec Plc                                              16,878
                       -------------------------------------------------------------------------------------------------------------
                       Insurance - 1.0%                         5,600   Brit Insurance Holdings Plc                            8,571
                                                                2,500   St. James's Place Capital Plc                         11,574
                                                                2,900   Wellington Underwriting Plc                            5,041
                                                                                                                         -----------
                                                                                                                              25,186
                       -------------------------------------------------------------------------------------------------------------
                       Internet Software &                      1,300   Surfcontrol Plc (a)                                   15,415
                       Services - 0.6%
                       -------------------------------------------------------------------------------------------------------------
                       Multi-Utilities & Unregulated           10,300   International Power Plc                               34,887
                       Power - 1.3%
                       -------------------------------------------------------------------------------------------------------------
                       Specialty Retail - 1.5%                 15,100   Game Group Plc                                        25,394
                                                                3,000   HMV Group Plc                                         14,186
                                                                                                                         -----------
                                                                                                                              39,580
                       -------------------------------------------------------------------------------------------------------------
                                                                        Total Common Stocks in the United Kingdom            136,705
------------------------------------------------------------------------------------------------------------------------------------
                                                                        Total Common Stocks in Europe - 27.7%                727,081
------------------------------------------------------------------------------------------------------------------------------------
Latin America
------------------------------------------------------------------------------------------------------------------------------------
Venezuela - 1.2%       Diversified Telecommunication            1,600   Cia Anonima Nacional Telefonos de
                       Services - 1.2%                                  Venezuela - CANTV (c)                                 30,272
                       -------------------------------------------------------------------------------------------------------------
                                                                        Total Common Stocks in Latin America - 1.2%           30,272
------------------------------------------------------------------------------------------------------------------------------------

FAM Series Fund, Inc. - Mercury Global SmallCap Portfolio
Schedule of Investments as of March 31, 2005                   (in U.S. dollars)

                       Industry*                          Shares Held   Common Stocks                                       Value
------------------------------------------------------------------------------------------------------------------------------------
Middle East
------------------------------------------------------------------------------------------------------------------------------------
Israel - 1.2%          Chemicals - 0.9%                         3,300   Frutarom Ltd. (c)(d)                             $    24,255
                       -------------------------------------------------------------------------------------------------------------
                       Communications Equipment - 0.1%            300   Alvarion Limited (a)                                   2,877
                       -------------------------------------------------------------------------------------------------------------
                       Semiconductors & Semiconductor             400   PowerDsine Ltd. (a)                                    4,092
                       Equipment - 0.2%
                       -------------------------------------------------------------------------------------------------------------
                                                                        Total Common Stocks in the Middle East - 1.2%         31,224
------------------------------------------------------------------------------------------------------------------------------------
North America
------------------------------------------------------------------------------------------------------------------------------------
Bermuda - 0.7%         Insurance - 0.7%                           100   Everest Re Group Ltd.                                  8,511
                                                                  200   RenaissanceRe Holdings Ltd.                            9,340
                                                                                                                         -----------
                                                                                                                              17,851
                       -------------------------------------------------------------------------------------------------------------
                       Specialty Retail - 0.0%                    300   GOME Electrical Appliances Holdings Ltd.                 321
                       -------------------------------------------------------------------------------------------------------------
                                                                        Total Common Stocks in Bermuda                        18,172
------------------------------------------------------------------------------------------------------------------------------------
Canada - 3.3%          Biotechnology - 0.4%                     2,900   Diagnocure, Inc. (a)                                  10,834
                       -------------------------------------------------------------------------------------------------------------
                       Insurance - 0.6%                           200   Industrial Alliance Insurance and Financial
                                                                        Services, Inc.                                         9,257
                                                                  300   Northbridge Financial Corp.                            7,315
                                                                                                                         -----------
                                                                                                                              16,572
                       -------------------------------------------------------------------------------------------------------------
                       Metals & Mining - 1.2%                     700   Cameco Corp.                                          30,995
                       -------------------------------------------------------------------------------------------------------------
                       Real Estate - 0.5%                       2,000   TGS North American Real Estate Investment
                                                                        Trust                                                 11,588
                       -------------------------------------------------------------------------------------------------------------
                       Software - 0.6%                            400   Cognos, Inc. (a)                                      16,776
                       -------------------------------------------------------------------------------------------------------------
                                                                        Total Common Stocks in Canada                         86,765
------------------------------------------------------------------------------------------------------------------------------------
Cayman Islands - 0.7%  Commercial Services &                      200   eLong, Inc. (a)(c)                                     1,800
                       Supplies - 0.1%
                       -------------------------------------------------------------------------------------------------------------
                       Hotels, Restaurants &                      200   The9 Ltd. (a)(c)                                       3,434
                       Leisure - 0.1%
                       -------------------------------------------------------------------------------------------------------------
                       Internet Software &                      1,400   Ninetowns Digital World Trade Holdings
                       Services - 0.5%                                  Ltd. (a)(c)                                           12,698
                       -------------------------------------------------------------------------------------------------------------
                                                                        Total Common Stocks in the Cayman Islands             17,932
------------------------------------------------------------------------------------------------------------------------------------
United States - 34.5%  Biotechnology - 2.5%                       700   Affymetrix, Inc. (a)                                  29,988
                                                                  300   Bioenvision, Inc. (a)                                  1,725
                                                                  700   deCODE genetics, Inc. (a)                              3,990
                                                                  100   OSI Pharmaceuticals, Inc. (a)                          4,134
                                                                1,100   Serologicals Corp. (a)                                26,884
                                                                                                                         -----------
                                                                                                                              66,721
                       -------------------------------------------------------------------------------------------------------------
                       Capital Markets - 0.2%                     400   optionsXpress Holdings, Inc. (a)                       6,476
                       -------------------------------------------------------------------------------------------------------------
                       Commercial Banks - 0.4%                    300   East-West Bancorp, Inc.                               11,076
                       -------------------------------------------------------------------------------------------------------------
                       Commercial Services &                    1,400   Corinthian Colleges, Inc. (a)                         22,008
                       Supplies - 1.3%                            900   Educate, Inc. (a)                                     12,483
                                                                                                                         -----------
                                                                                                                              34,491
                       -------------------------------------------------------------------------------------------------------------
                       Communications Equipment - 1.5%            200   Comverse Technology, Inc. (a)                          5,044
                                                                  700   Ditech Communications Corp. (a)                        8,729
                                                                2,500   Foundry Networks, Inc. (a)                            24,750
                                                                                                                         -----------
                                                                                                                              38,523
                       -------------------------------------------------------------------------------------------------------------

FAM Series Fund, Inc. - Mercury Global SmallCap Portfolio
Schedule of Investments as of March 31, 2005                   (in U.S. dollars)

                       Industry*                          Shares Held   Common Stocks                                       Value
------------------------------------------------------------------------------------------------------------------------------------
                       Computers & Peripherals - 0.7%             170   Avid Technology, Inc. (a)                        $     9,200
                                                                  900   Brocade Communications Systems, Inc. (a)               5,328
                                                                  100   Stratasys, Inc. (a)                                    2,833
                                                                                                                         -----------
                                                                                                                              17,361
                       -------------------------------------------------------------------------------------------------------------
                       Consumer Finance - 1.3%                  1,200   Advance America Cash Advance Centers, Inc.            18,576
                                                                1,300   Metris Cos., Inc. (a)                                 15,067
                                                                                                                         -----------
                                                                                                                              33,643
                       -------------------------------------------------------------------------------------------------------------
                       Containers & Packaging - 1.1%            1,200   Owens-Illinois, Inc. (a)                              30,168
                       -------------------------------------------------------------------------------------------------------------
                       Distributors - 0.6%                        800   Interline Brands Inc. (a)                             15,288
                       -------------------------------------------------------------------------------------------------------------
                       Diversified Telecommunication              400   Arbinet-Thexchange Inc (a)                             7,620
                       Services - 0.3%
                       -------------------------------------------------------------------------------------------------------------
                       Electronic Equipment &                     800   Vishay Intertechnology, Inc. (a)                       9,944
                       Instruments - 0.4%
                       -------------------------------------------------------------------------------------------------------------
                       Energy Equipment &                         900   Key Energy Services, Inc. (a)                         10,323
                       Services - 2.9%                            700   Maverick Tube Corp. (a)                               22,757
                                                                  500   Oceaneering International, Inc. (a)                   18,750
                                                                  800   Rowan Cos., Inc.                                      23,944
                                                                                                                         -----------
                                                                                                                              75,774
                       -------------------------------------------------------------------------------------------------------------
                       Food Products - 0.8%                     1,900   Del Monte Foods Co. (a)                               20,615
                       -------------------------------------------------------------------------------------------------------------
                       Health Care Equipment &                    300   Cooper Cos., Inc.                                     21,870
                       Supplies - 1.7%                            600   Cytyc Corp. (a)                                       13,806
                                                                1,100   OccuLogix, Inc. (a)                                    9,262
                                                                                                                         -----------
                                                                                                                              44,938
                       -------------------------------------------------------------------------------------------------------------
                       Health Care Providers &                  1,300   CryoLife, Inc. (a)                                     8,047
                       Services - 2.4%                            500   IDX Systems Corp. (a)                                 17,365
                                                                  300   LifePoint Hospitals, Inc. (a)                         13,152
                                                                  200   PainCare Holdings, Inc. (a)                            1,000
                                                                  500   Pharmaceutical Product Development, Inc. (a)          24,225
                                                                                                                         -----------
                                                                                                                              63,789
                       -------------------------------------------------------------------------------------------------------------
                       Hotels, Restaurants &                      300   The Cheesecake Factory (a)                            10,635
                       Leisure - 2.2%                             500   Las Vegas Sands Corp. (a)                             22,500
                                                                  500   Red Robin Gourmet Burgers, Inc. (a)                   25,455
                                                                                                                         -----------
                                                                                                                              58,590
                       -------------------------------------------------------------------------------------------------------------
                       Insurance - 0.4%                           800   KMG America Corp (a)                                   7,800
                                                                  300   SeaBright Insurance Holdings, Inc. (a)                 3,102
                                                                                                                         -----------
                                                                                                                              10,902
                       -------------------------------------------------------------------------------------------------------------
                       Internet & Catalog Retail - 0.1%           200   The J. Jill Group, Inc. (a)                            2,752
                       -------------------------------------------------------------------------------------------------------------
                       Internet Software &                      3,200   SupportSoft, Inc. (a)                                 16,896
                       Services - 0.6%
                       -------------------------------------------------------------------------------------------------------------
                       Leisure Equipment &                        300   Callaway Golf Co.                                      3,840
                       Products - 0.5%                            500   Marvel Enterprises, Inc. (a)                          10,000
                                                                                                                         -----------
                                                                                                                              13,840
                       -------------------------------------------------------------------------------------------------------------

FAM Series Fund, Inc. - Mercury Global SmallCap Portfolio
Schedule of Investments as of March 31, 2005                   (in U.S. dollars)

                       Industry*                          Shares Held   Common Stocks                                       Value
------------------------------------------------------------------------------------------------------------------------------------
                       Machinery - 1.2%                           250   Commercial Vehicle Group, Inc. (a)               $     5,000
                                                                1,050   Wabash National Corp.                                 25,620
                                                                                                                         -----------
                                                                                                                              30,620
                       -------------------------------------------------------------------------------------------------------------
                       Metals & Mining - 0.8%                     500   Arch Coal, Inc.                                       21,505
                       -------------------------------------------------------------------------------------------------------------
                       Oil & Gas - 1.4%                           600   Remington Oil & Gas Corp. (a)                         18,912
                                                                  500   Spinnaker Exploration Co. (a)                         17,765
                                                                                                                         -----------
                                                                                                                              36,677
                       -------------------------------------------------------------------------------------------------------------
                       Real Estate - 0.3%                         400   Education Realty Trust, Inc.                           6,652
                       -------------------------------------------------------------------------------------------------------------
                       Semiconductors & Semiconductor           1,100   Cypress Semiconductor Corp. (a)                       13,860
                       Equipment - 1.5%                           800   Intersil Corp. Class A                                13,856
                                                                1,200   Monolithic System Technology, Inc. (a)                 7,020
                                                                                                                         -----------
                                                                                                                              34,736
                       -------------------------------------------------------------------------------------------------------------
                       Software - 2.9%                          1,100   Informatica Corp. (a)                                  9,097
                                                                  400   NAVTEQ Corp. (a)                                      17,340
                                                                1,800   Siebel Systems, Inc. (a)                              16,434
                                                                1,000   Sybase, Inc. (a)                                      18,460
                                                                  400   Take-Two Interactive Software, Inc. (a)               15,640
                                                                                                                         -----------
                                                                                                                              76,971
                       -------------------------------------------------------------------------------------------------------------
                       Specialty Retail - 1.5%                    300   Abercrombie & Fitch Co. Class A                       17,172
                                                                  600   AnnTaylor Stores Corp. (a)                            15,354
                                                                  250   Build-A-Bear Workshop, Inc. (a)                        7,663
                                                                                                                         -----------
                                                                                                                              40,189
                       -------------------------------------------------------------------------------------------------------------
                       Textiles, Apparel & Luxury                 500   Polo Ralph Lauren Corp.                               19,400
                       Goods - 0.7%
                       -------------------------------------------------------------------------------------------------------------
                       Thrifts & Mortgage Finance - 1.5%          700   Clifton Savings Bancorp, Inc.                          7,840
                                                                1,900   Provident Bancorp, Inc.                               23,256
                                                                  500   Rainier Pacific Financial Group, Inc.                  7,940
                                                                                                                         -----------
                                                                                                                              39,036
                       -------------------------------------------------------------------------------------------------------------
                       Trading Companies &                      1,300   UAP Holding Corp. (a)                                 20,930
                       Distributors - 0.8%
                       -------------------------------------------------------------------------------------------------------------
                                                                        Total Common Stocks in the United States             906,123
------------------------------------------------------------------------------------------------------------------------------------
                                                                        Total Common Stocks in North America - 39.2%       1,028,992
------------------------------------------------------------------------------------------------------------------------------------
Pacific Basin/Asia
------------------------------------------------------------------------------------------------------------------------------------
Australia - 5.2%       Airlines - 1.0%                          9,800   Qantas Airways Ltd.                                   26,912
                       -------------------------------------------------------------------------------------------------------------
                       Beverages - 0.6%                         2,800   Lion Nathan Ltd.                                      15,703
                       -------------------------------------------------------------------------------------------------------------
                       Health Care Equipment &                  3,200   Ansell Ltd.                                           24,358
                       Supplies - 1.9%                          1,000   Cochlear Ltd.                                         25,372
                                                                                                                         -----------
                                                                                                                              49,730
                       -------------------------------------------------------------------------------------------------------------
                       Insurance - 0.7%                         4,600   Promina Group Ltd.                                    17,578
                       -------------------------------------------------------------------------------------------------------------
                       Oil & Gas - 0.5%                         9,300   Tap Oil Ltd. (a)                                      14,604
------------------------------------------------------------------------------------------------------------------------------------

FAM Series Fund, Inc. - Mercury Global SmallCap Portfolio
Schedule of Investments as of March 31, 2005                   (in U.S. dollars)

                       Industry*                          Shares Held   Common Stocks                                       Value
------------------------------------------------------------------------------------------------------------------------------------
                       Real Estate - 0.5%                       9,900   CFS Gandel Retail Trust                          $    12,177
                       -------------------------------------------------------------------------------------------------------------
                                                                        Total Common Stocks in Australia                     136,704
------------------------------------------------------------------------------------------------------------------------------------
Hong Kong - 1.7%       Electronic Equipment &                   3,000   Kingboard Chemical Holdings Ltd.                       8,962
                       Instruments - 0.4%
                       -------------------------------------------------------------------------------------------------------------
                       Marine - 0.4%                           12,000   China Shipping Development Co., Ltd.                  10,539
                       -------------------------------------------------------------------------------------------------------------
                       Media - 0.9%                            28,000   Clear Media Ltd. (a)                                  24,592
                       -------------------------------------------------------------------------------------------------------------
                                                                        Total Common Stocks in Hong Kong                      44,093
------------------------------------------------------------------------------------------------------------------------------------
Indonesia - 3.2%       Commercial Banks - 2.1%                 69,500   Bank Danamon Indonesia Tbk PT                         34,860
                                                              109,000   Bank Mandiri Persero Tbk PT (a)                       19,682
                                                                                                                         -----------
                                                                                                                              54,542
                       -------------------------------------------------------------------------------------------------------------
                       Food Products - 0.8%                   171,500   Indofood Sukses Makmur Tbk PT                         21,007
                       -------------------------------------------------------------------------------------------------------------
                       Media - 0.3%                           100,500   Surya Citra Media Tbk PT                               7,535
                       -------------------------------------------------------------------------------------------------------------
                                                                        Total Common Stocks in Indonesia                      83,084
------------------------------------------------------------------------------------------------------------------------------------
Japan - 6.3%           Air Freight & Logistics - 0.3%           2,000   Senko Co., Ltd.                                        7,835
                       -------------------------------------------------------------------------------------------------------------
                       Capital Markets - 0.2%                   2,000   Shinko Securities Co., Ltd. (a)                        6,750
                       -------------------------------------------------------------------------------------------------------------
                       Commercial Banks - 0.3%                  1,000   The Bank of Kyoto Ltd.                                 8,648
                       -------------------------------------------------------------------------------------------------------------
                       Commercial Services &                      400   Benesse Corp.                                         13,613
                       Supplies - 0.5%
                       -------------------------------------------------------------------------------------------------------------
                       Consumer Finance - 1.5%                    300   Diamond Lease Co., Ltd.                               11,696
                                                                3,400   Lopro Corp.                                           28,577
                                                                                                                         -----------
                                                                                                                              40,273
                       -------------------------------------------------------------------------------------------------------------
                       Diversified Telecommunication               11   eAccess Ltd.                                           9,359
                       Services - 0.4%
                       -------------------------------------------------------------------------------------------------------------
                       Health Care Equipment &                  1,600   Fujirebio, Inc.                                       25,206
                       Supplies - 1.0%
                       -------------------------------------------------------------------------------------------------------------
                       Machinery - 0.4%                         2,000   NSK Ltd.                                              10,322
                       -------------------------------------------------------------------------------------------------------------
                       Media - 0.2%                                 6   Jupiter Telecommunications Co., Ltd. (a)               4,796
                       -------------------------------------------------------------------------------------------------------------
                       Metals & Mining - 0.4%                   2,000   Aichi Steel Corp.                                     11,518
                       -------------------------------------------------------------------------------------------------------------
                       Real Estate - 0.5%                       3,000   Tokyu Land Corp.                                      12,650
                       -------------------------------------------------------------------------------------------------------------
                       Specialty Retail - 0.6%                    300   Yamada Denki Co., Ltd.                                15,763
                       -------------------------------------------------------------------------------------------------------------
                                                                        Total Common Stocks in Japan                         166,733
------------------------------------------------------------------------------------------------------------------------------------
Philippines - 0.9%     Commercial Banks - 0.9%                 26,300   Bank of the Philippine Islands                        24,421
                       -------------------------------------------------------------------------------------------------------------
                                                                        Total Common Stocks in the Philippines                24,421
------------------------------------------------------------------------------------------------------------------------------------
Singapore - 1.1%       Food Products - 1.1%                    41,000   People's Food Holdings Ltd.                           30,079
                       -------------------------------------------------------------------------------------------------------------
                                                                        Total Common Stocks in Singapore                      30,079
------------------------------------------------------------------------------------------------------------------------------------
South Korea - 0.2%     Hotels, Restaurants &                      600   Gravity Co. Ltd. (a)(c)                                5,664
                       Leisure - 0.2%
                       -------------------------------------------------------------------------------------------------------------
                                                                        Total Common Stocks in South Korea                     5,664
------------------------------------------------------------------------------------------------------------------------------------
                                                                        Total Common Stocks in the Pacific
                                                                        Basin/Asia - 18.6%                                   490,778
------------------------------------------------------------------------------------------------------------------------------------
                                                                        Total Investments in Common Stocks
                                                                        (Cost - $2,261,009) - 88.5%                        2,324,602
------------------------------------------------------------------------------------------------------------------------------------

FAM Series Fund, Inc. - Mercury Global SmallCap Portfolio
Schedule of Investments as of March 31, 2005                   (in U.S. dollars)

                                                                 Face
                                                               Amount   Short-Term Securities                               Value
------------------------------------------------------------------------------------------------------------------------------------
                       Time Deposits - 8.5%                  $222,977   Brown Brothers Harriman & Co., 2.18%
                                                                        due 3/31/2005                                    $   222,977
------------------------------------------------------------------------------------------------------------------------------------

                                                           Beneficial
                                                             Interest
------------------------------------------------------------------------------------------------------------------------------------
                                                             $ 45,170   Merrill Lynch Liquidity Series, LLC Cash
                                                                        Sweep Series I (b)                                    45,170
------------------------------------------------------------------------------------------------------------------------------------
                                                                        Total Investments in Short-Term Securities
                                                                        (Cost - $268,147) - 10.2%                            268,147
------------------------------------------------------------------------------------------------------------------------------------
                                                                        Total Investments
                                                                        (Cost - $2,529,156**) - 98.7%                      2,592,749

                                                                        Other Assets Less Liabilities - 1.3%                  35,300
                                                                                                                         -----------
                                                                        Net Assets - 100.0%                              $ 2,628,049
                                                                                                                         ===========

* For Portfolio compliance purposes, "Industry" means any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Portfolio management. This definition may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.
** The cost and unrealized appreciation (depreciation) of investments, as of March 31, 2005, as computed for federal income tax purposes, were as follows:

      Aggregate cost                                                $ 2,529,156
                                                                    ===========
      Gross unrealized appreciation                                 $   156,420
      Gross unrealized depreciation                                     (92,827)
                                                                    -----------
      Net unrealized appreciation                                   $    63,593
                                                                    ===========

(a)   Non-income producing security.
(b) Investments in companies considered to be an affiliate of the Portfolio (such companies are defined as "Affiliated Companies" in Section 2(a)(3) of the Investment Company Act of 1940) were as follows:

      --------------------------------------------------------------------------
      Affiliate                                   Net Activity   Interest Income
      --------------------------------------------------------------------------
      Merrill Lynch Liquidity Series, LLC
              Cash Sweep Series I                   $ 45,170       $      467
      --------------------------------------------------------------------------

(c)   Depositary Receipts.
(d) The security may be offered and sold to "qualified institutional buyers" under Rule 144A of the Securities Act of 1933.

FAM Series Fund, Inc. - Mercury Equity Dividend Portfolio
Schedule of Investments as of March 31, 2005                   (in U.S. dollars)

                                                         Shares
                       Industry*                           Held    Common Stocks                                           Value
------------------------------------------------------------------------------------------------------------------------------------
Europe
------------------------------------------------------------------------------------------------------------------------------------
France - 1.8%          Oil & Gas - 1.8%                     400    Total SA (a)                                          $    46,892
                       -------------------------------------------------------------------------------------------------------------
                                                                   Total Common Stocks in France                              46,892
------------------------------------------------------------------------------------------------------------------------------------
Sweden - 1.6%          Household Durables - 1.6%          1,800    Electrolux AB Series B                                     42,041
                       -------------------------------------------------------------------------------------------------------------
                                                                   Total Common Stocks in Sweden                              42,041
------------------------------------------------------------------------------------------------------------------------------------
United Kingdom - 2.6%  Beverages - 1.1%                   2,100    Diageo Plc                                                 29,603
                       -------------------------------------------------------------------------------------------------------------
                       Oil & Gas - 1.5%                     600    BP Plc (a)                                                 37,440
                       -------------------------------------------------------------------------------------------------------------
                                                                   Total Common Stocks in the United Kingdom                  67,043
                       -------------------------------------------------------------------------------------------------------------
                                                                   Total Common Stocks in Europe - 6.0%                      155,976
------------------------------------------------------------------------------------------------------------------------------------
North America
------------------------------------------------------------------------------------------------------------------------------------
Canada - 8.4%          Commercial Banks - 2.4%              700    Bank of Montreal                                           32,505
                                                            700    National Bank of Canada                                    30,301
                                                                                                                         -----------
                                                                                                                              62,806
                       -------------------------------------------------------------------------------------------------------------
                       Diversified Telecommunication        900    BCE, Inc.                                                  22,491
                       Services - 1.0%                      100    TELUS Corp. Class A                                         3,077
                                                                                                                         -----------
                                                                                                                              25,568
                       -------------------------------------------------------------------------------------------------------------
                       Metals & Mining - 3.9%               400    Alcan, Inc.                                                15,168
                                                            600    Barrick Gold Corp.                                         14,382
                                                            900    Cameco Corp.                                               39,850
                                                          1,100    Noranda, Inc.                                              22,103
                                                            600    Placer Dome, Inc.                                           9,700
                                                                                                                         -----------
                                                                                                                             101,203
                       -------------------------------------------------------------------------------------------------------------
                       Oil & Gas - 1.1%                     400    EnCana Corp.                                               28,245
                       -------------------------------------------------------------------------------------------------------------
                                                                   Total Common Stocks in Canada                             217,822
------------------------------------------------------------------------------------------------------------------------------------
United States - 72.2%  Aerospace & Defense - 6.0%           300    General Dynamics Corp.                                     32,115
                                                            500    Northrop Grumman Corp.                                     26,990
                                                          1,100    Raytheon Co.                                               42,570
                                                            300    Rockwell Collins, Inc.                                     14,277
                                                            400    United Technologies Corp.                                  40,664
                                                                                                                         -----------
                                                                                                                             156,616
                       -------------------------------------------------------------------------------------------------------------
                       Automobiles - 0.2%                   200    General Motors Corp.                                        5,878
                       -------------------------------------------------------------------------------------------------------------
                       Beverages - 0.6%                     400    The Coca-Cola Co.                                          16,668
                       -------------------------------------------------------------------------------------------------------------
                       Capital Markets - 1.1%               200    The Bank of New York Co., Inc.                              5,810
                                                            400    Morgan Stanley                                             22,900
                                                                                                                         -----------
                                                                                                                              28,710
                       -------------------------------------------------------------------------------------------------------------
                       Chemicals - 3.7%                     200    Air Products & Chemicals, Inc.                             12,658
                                                            300    The Dow Chemical Co.                                       14,955
                                                            400    E.I. du Pont de Nemours & Co.                              20,496
                                                            500    Olin Corp.                                                 11,150

FAM Series Fund, Inc. - Mercury Equity Dividend Portfolio
Schedule of Investments as of March 31, 2005                   (in U.S. dollars)

                                                         Shares
                       Industry*                           Held    Common Stocks                                           Value
------------------------------------------------------------------------------------------------------------------------------------
                                                            300    Praxair, Inc.                                         $    14,358
                                                            500    Rohm & Haas Co.                                            24,000
                                                                                                                         -----------
                                                                                                                              97,617
                       -------------------------------------------------------------------------------------------------------------
                       Commercial Banks - 4.2%              900    Bank of America Corp.                                      39,690
                                                            200    SunTrust Banks, Inc.                                       14,414
                                                            700    U.S. Bancorp                                               20,174
                                                            200    Wachovia Corp.                                             10,182
                                                            400    Wells Fargo & Co.                                          23,920
                                                                                                                         -----------
                                                                                                                             108,380
                       -------------------------------------------------------------------------------------------------------------
                       Computers & Peripherals - 1.7%       800    Hewlett-Packard Co.                                        17,552
                                                            300    International Business Machines Corp.                      27,414
                                                                                                                         -----------
                                                                                                                              44,966
                       -------------------------------------------------------------------------------------------------------------
                       Consumer Finance - 0.4%              200    American Express Co.                                       10,274
                       -------------------------------------------------------------------------------------------------------------
                       Containers & Packaging - 0.8%        300    Temple-Inland, Inc.                                        21,765
                       -------------------------------------------------------------------------------------------------------------
                       Diversified Financial              1,300    Citigroup, Inc.                                            58,422
                       Services - 3.0%                      600    JPMorgan Chase & Co.                                       20,760
                                                                                                                         -----------
                                                                                                                              79,182
                       -------------------------------------------------------------------------------------------------------------
                       Diversified Telecommunication        600    BellSouth Corp.                                            15,774
                       Services - 2.5%                      800    SBC Communications, Inc.                                   18,952
                                                            500    Sprint Corp.                                               11,375
                                                            500    Verizon Communications, Inc.                               17,750
                                                                                                                         -----------
                                                                                                                              63,851
                       -------------------------------------------------------------------------------------------------------------
                       Electric Utilities - 6.7%            200    Ameren Corp.                                                9,802
                                                            300    American Electric Power Co., Inc.                          10,218
                                                            300    Cinergy Corp.                                              12,156
                                                            100    Consolidated Edison, Inc.                                   4,218
                                                            500    Exelon Corp.                                               22,945
                                                            400    FPL Group, Inc.                                            16,060
                                                            200    FirstEnergy Corp.                                           8,390
                                                            400    PPL Corp.                                                  21,596
                                                            600    The Southern Co.                                           19,098
                                                            500    TXU Corp.                                                  39,815
                                                            300    Wisconsin Energy Corp.                                     10,650
                                                                                                                         -----------
                                                                                                                             174,948
                       -------------------------------------------------------------------------------------------------------------
                       Electrical Equipment - 0.7%          300    Rockwell Automation, Inc.                                  16,992
                       -------------------------------------------------------------------------------------------------------------
                       Energy Equipment &                   600    Halliburton Co.                                            25,950
                       Services - 1.8%                      300    Schlumberger Ltd.                                          21,144
                                                                                                                         -----------
                                                                                                                              47,094
                       -------------------------------------------------------------------------------------------------------------
                       Food & Staples                       200    Wal-Mart Stores, Inc.                                      10,022
                       Retailing - 0.4%
                       -------------------------------------------------------------------------------------------------------------

FAM Series Fund, Inc. - Mercury Equity Dividend Portfolio
Schedule of Investments as of March 31, 2005                   (in U.S. dollars)

                                                         Shares
                       Industry*                           Held    Common Stocks                                           Value
------------------------------------------------------------------------------------------------------------------------------------
                       Food Products - 0.8%                 200    General Mills, Inc.                                   $     9,830
                                                            300    HJ Heinz Co.                                               11,052
                                                                                                                         -----------
                                                                                                                              20,882
                       -------------------------------------------------------------------------------------------------------------
                       Gas Utilities - 0.8%                 400    AGL Resources, Inc.                                        13,972
                                                            200    KeySpan Corp.                                               7,794
                                                                                                                         -----------
                                                                                                                              21,766
                       -------------------------------------------------------------------------------------------------------------
                       Household Durables - 0.5%            600    Newell Rubbermaid, Inc.                                    13,164
                       -------------------------------------------------------------------------------------------------------------
                       Household Products - 3.6%            500    Clorox Co.                                                 31,495
                                                            400    Kimberly-Clark Corp.                                       26,292
                                                            700    Procter & Gamble Co.                                       37,100
                                                                                                                         -----------
                                                                                                                              94,887
                       -------------------------------------------------------------------------------------------------------------
                       Industrial                           200    3M Co.                                                     17,138
                       Conglomerates - 3.1%               1,800    General Electric Co.                                       64,908
                                                                                                                         -----------
                                                                                                                              82,046
                       -------------------------------------------------------------------------------------------------------------
                       Insurance - 3.6%                     300    American International Group, Inc.                         16,623
                                                            600    Lincoln National Corp.                                     27,084
                                                            300    Marsh & McLennan Cos., Inc.                                 9,126
                                                          1,100    The St. Paul Travelers Cos., Inc.                          40,403
                                                                                                                         -----------
                                                                                                                              93,236
                       -------------------------------------------------------------------------------------------------------------
                       Machinery - 2.1%                     300    Caterpillar, Inc.                                          27,432
                                                            400    Deere & Co.                                                26,852
                                                                                                                         -----------
                                                                                                                              54,284
                       -------------------------------------------------------------------------------------------------------------
                       Media - 1.0%                         300    The McGraw-Hill Cos., Inc.                                 26,175
                       -------------------------------------------------------------------------------------------------------------
                       Metals & Mining - 2.7%               600    Consol Energy, Inc.                                        28,212
                                                            100    Newmont Mining Corp.                                        4,225
                                                            800    Peabody Energy Corp.                                       37,088
                                                                                                                         -----------
                                                                                                                              69,525
                       -------------------------------------------------------------------------------------------------------------
                       Multi-Utilities & Unregulated        500    Dominion Resources, Inc.                                   37,215
                       Power - 3.6%                         400    Duke Energy Corp.                                          11,204
                                                            400    Equitable Resources, Inc.                                  22,976
                                                            400    Public Service Enterprise Group, Inc.                      21,756
                                                                                                                         -----------
                                                                                                                              93,151
                       -------------------------------------------------------------------------------------------------------------
                       Multiline Retail - 0.4%              300    The May Department Stores Co.                              11,106
                       -------------------------------------------------------------------------------------------------------------
                       Oil & Gas - 8.9%                     500    ChevronTexaco Corp.                                        29,155
                                                            500    ConocoPhillips                                             53,920
                                                          1,500    Exxon Mobil Corp.                                          89,400
                                                            400    Marathon Oil Corp.                                         18,768
                                                            400    Murphy Oil Corp.                                           39,492
                                                                                                                         -----------
                                                                                                                             230,735
                       -------------------------------------------------------------------------------------------------------------

FAM Series Fund, Inc. - Mercury Equity Dividend Portfolio
Schedule of Investments as of March 31, 2005                   (in U.S. dollars)

                                                         Shares
                       Industry*                           Held    Common Stocks                                           Value
------------------------------------------------------------------------------------------------------------------------------------
                       Paper & Forest Products - 2.0%       700    International Paper Co.                               $    25,753
                                                            400    Weyerhaeuser Co.                                           27,400
                                                                                                                         -----------
                                                                                                                              53,153
                       -------------------------------------------------------------------------------------------------------------
                       Personal Products - 1.2%             700    Avon Products, Inc.                                        30,058
                       -------------------------------------------------------------------------------------------------------------
                       Pharmaceuticals - 2.1%               300    Abbott Laboratories                                        13,986
                                                            300    Bristol-Myers Squibb Co.                                    7,638
                                                            200    Johnson & Johnson                                          13,432
                                                            200    Merck & Co., Inc.                                           6,474
                                                            300    Wyeth                                                      12,654
                                                                                                                         -----------
                                                                                                                              54,184
                       -------------------------------------------------------------------------------------------------------------
                       Real Estate - 1.4%                   200    Kimco Realty Corp.                                         10,780
                                                            200    Simon Property Group, Inc.                                 12,116
                                                            500    Taubman Centers, Inc.                                      13,870
                                                                                                                         -----------
                                                                                                                              36,766
                       -------------------------------------------------------------------------------------------------------------
                       Specialty Retail - 0.4%              400    Limited Brands                                              9,720
                       -------------------------------------------------------------------------------------------------------------
                       Thrifts & Mortgage                   100    Freddie Mac                                                 6,320
                       Finance - 0.2%
                       -------------------------------------------------------------------------------------------------------------
                                                                   Total Common Stocks in the United States                1,884,121
------------------------------------------------------------------------------------------------------------------------------------
                                                                   Total Common Stocks in North America - 80.6%            2,101,943
------------------------------------------------------------------------------------------------------------------------------------
Pacific Basin/Asia
------------------------------------------------------------------------------------------------------------------------------------
Australia - 5.9%       Metals & Mining - 5.9%             4,200    Alumina Ltd.                                               19,136
                                                          2,800    BHP Billiton Ltd.                                          38,705
                                                          7,400    BlueScope Steel Ltd.                                       49,801
                                                            900    Rio Tinto Ltd.                                             31,426
                                                          2,300    WMC Resources Ltd.                                         14,180
                       -------------------------------------------------------------------------------------------------------------
                                                                   Total Common Stocks in Australia                          153,248
------------------------------------------------------------------------------------------------------------------------------------
China - 0.4%           Metals & Mining - 0.4%               200    Aluminum Corp. of China Ltd. (a)                           11,704
                       -------------------------------------------------------------------------------------------------------------
                                                                   Total Common Stocks in China                               11,704
------------------------------------------------------------------------------------------------------------------------------------
                                                                   Total Common Stocks in the Pacific Basin/Asia - 6.3%      164,952
------------------------------------------------------------------------------------------------------------------------------------
                                                                   Total Investments in Common Stocks
                                                                   (Cost - $2,333,399) - 92.9%                             2,422,871
------------------------------------------------------------------------------------------------------------------------------------

North America                                       Face Amount    Trust Preferreds
------------------------------------------------------------------------------------------------------------------------------------
United States - 0.4%   Automobiles - 0.4%             $  12,500    Ford Motor Co. Capital Trust II, 3.25%
                                                                   due 1/15/2032 (c)                                          11,183
------------------------------------------------------------------------------------------------------------------------------------
                                                                   Total Investments in Trust Preferreds
                                                                   (Cost - $13,209) - 0.4%                                    11,183
------------------------------------------------------------------------------------------------------------------------------------

FAM Series Fund, Inc. - Mercury Equity Dividend Portfolio
Schedule of Investments as of March 31, 2005                   (in U.S. dollars)

                                                     Beneficial
                                                       Interest    Short-Term Securities                                   Value
------------------------------------------------------------------------------------------------------------------------------------
                                                      $ 160,001    Merrill Lynch Liquidity Series, LLC Cash Sweep
                                                                   Series I (b)                                          $   160,001
------------------------------------------------------------------------------------------------------------------------------------
                                                                   Total Short-Term Securities (Cost - $160,001) - 6.2%      160,001
------------------------------------------------------------------------------------------------------------------------------------
                                                                   Total Investments (Cost - $2,506,609**) - 99.5%         2,594,055

                                                                   Other Assets Less Liabilities - 0.5%                       13,553
                                                                                                                         -----------
                                                                   Net Assets - 100.0%                                   $ 2,607,608
                                                                                                                         ===========


* For Portfolio compliance purposes, "Industry" means any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Portfolio management. This definition may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

** The cost and unrealized appreciation (depreciation) of investments as of March 31, 2005, as computed for federal income tax purposes, were as follows:

      Aggregate cost                                                $ 2,506,609
                                                                    ===========
      Gross unrealized appreciation                                 $   143,791
      Gross unrealized depreciation                                     (56,345)
                                                                    -----------
      Net unrealized appreciation                                   $    87,446
                                                                    ===========

(a)   Depositary Receipts.
(b) Investments in companies considered to be an affiliate of the Portfolio (such companies are defined as "Affiliated Companies" in Section 2(a)(3) of the Investment Company Act of 1940) were as follows:

      --------------------------------------------------------------------------
                                                                    Net Interest
      Affiliate                                                Activity  Income
      --------------------------------------------------------------------------
      Merrill Lynch Liquidity Series, LLC Cash Sweep Series I  $160,001  $ 1,248
      --------------------------------------------------------------------------

(c)   Convertible security.

FAM Series Fund, Inc. - Mercury Mid Cap Value Opportunities Portfolio
Schedule of Investments as of March 31, 2005                   (in U.S. dollars)

                                              Shares
North America   Industry*                       Held   Common Stocks                                                        Value
------------------------------------------------------------------------------------------------------------------------------------
Canada - 0.3%   Commercial Banks - 0.3%          329   Toronto-Dominion Bank                                             $    13,604
                --------------------------------------------------------------------------------------------------------------------
                                                       Total Common Stocks in Canada                                          13,604
------------------------------------------------------------------------------------------------------------------------------------
United          Aerospace & Defense - 1.9%     2,400   Raytheon Co.                                                           92,880
States - 96.4%  --------------------------------------------------------------------------------------------------------------------
                Auto Components - 1.5%         2,000   American Axle & Manufacturing Holdings, Inc.                           49,000
                                                 600   Lear Corp.                                                             26,616
                                                                                                                         -----------
                                                                                                                              75,616
                --------------------------------------------------------------------------------------------------------------------
                Biotechnology - 2.3%             200   Cephalon, Inc. (b)                                                      9,366
                                                 600   Chiron Corp. (b)                                                       21,036
                                               2,500   Human Genome Sciences, Inc. (b)                                        23,050
                                               2,800   Maxygen, Inc. (b)                                                      24,024
                                               1,600   Medimmune, Inc. (b)                                                    38,096
                                                                                                                         -----------
                                                                                                                             115,572
                --------------------------------------------------------------------------------------------------------------------
                Building Products - 1.0%       1,400   Masco Corp.                                                            48,538
                --------------------------------------------------------------------------------------------------------------------
                Capital Markets - 2.8%         7,600   E*Trade Financial Corp. (b)                                            91,200
                                               3,400   Janus Capital Group, Inc.                                              47,430
                                                                                                                         -----------
                                                                                                                             138,630
                --------------------------------------------------------------------------------------------------------------------
                Chemicals - 0.8%                 100   OM Group, Inc. (b)                                                      3,042
                                                 800   Valspar Corp.                                                          37,232
                                                                                                                         -----------
                                                                                                                              40,274
                --------------------------------------------------------------------------------------------------------------------
                Commercial Banks - 4.2%        3,800   The Colonial BancGroup, Inc.                                           77,976
                                               1,100   Compass Bancshares, Inc.                                               49,940
                                               1,800   First Midwest Bancorp, Inc.                                            58,464
                                                 686   TD Banknorth, Inc. (b)                                                 21,431
                                                                                                                         -----------
                                                                                                                             207,811
                --------------------------------------------------------------------------------------------------------------------
                Commercial Services &            700   Avery Dennison Corp.                                                   43,351
                Supplies - 4.1%                2,900   Cendant Corp.                                                          59,566
                                               1,300   Cintas Corp.                                                           53,703
                                               1,300   Corrections Corp. of America (b)                                       50,180
                                                                                                                         -----------
                                                                                                                             206,800
                --------------------------------------------------------------------------------------------------------------------
                Communications Equipment -     9,200   Tellabs, Inc. (b)                                                      67,160
                1.3%
                --------------------------------------------------------------------------------------------------------------------
                Construction & Engineering -   1,300   Fluor Corp.                                                            72,059
                1.4%
                --------------------------------------------------------------------------------------------------------------------
                Construction Materials -         800   Martin Marietta Materials, Inc.                                        44,736
                0.9%
                --------------------------------------------------------------------------------------------------------------------
                Containers & Packaging -       3,400   Smurfit-Stone Container Corp. (b)                                      52,598
                1.1%
                --------------------------------------------------------------------------------------------------------------------

FAM Series Fund, Inc. - Mercury Mid Cap Value Opportunities Portfolio
Schedule of Investments as of March 31, 2005                   (in U.S. dollars)

                                              Shares
                Industry*                       Held   Common Stocks                                                        Value
------------------------------------------------------------------------------------------------------------------------------------
                Diversified Financial            300   iShares Goldman Sachs Natural Resources Index Fund (g)            $    44,043
                Services - 3.7%                  500   iShares Russell 2000 Index Fund (f)                                    60,950
                                                 200   iShares S&P SmallCap 600 Index Fund (e)                                31,722
                                                 400   Midcap SPDR Trust Series 1 (a)(c)                                      48,144
                                                                                                                         -----------
                                                                                                                             184,859
                --------------------------------------------------------------------------------------------------------------------
                Electric Utilities - 1.3%      1,600   Cinergy Corp.                                                          64,832
                --------------------------------------------------------------------------------------------------------------------
                Electronic Equipment &         2,900   Anixter International, Inc. (b)                                       104,835
                Instruments - 5.3%             3,300   Ingram Micro, Inc. Class A (b)                                         55,011
                                               2,800   Tech Data Corp. (b)                                                   103,768
                                                                                                                         -----------
                                                                                                                             263,614
                --------------------------------------------------------------------------------------------------------------------
                Energy Equipment &             1,200   BJ Services Co.                                                        62,256
                Services - 6.3%                2,400   Diamond Offshore Drilling                                             119,760
                                                 800   Energy Select Sector SPDR Fund (i)                                     34,272
                                                 500   Oil Service HOLDRs Trust (d)                                           48,125
                                               1,600   Rowan Cos., Inc. (b)                                                   47,888
                                                                                                                         -----------
                                                                                                                             312,301
                --------------------------------------------------------------------------------------------------------------------
                Food Products - 3.5%           2,800   ConAgra Foods, Inc.                                                    75,656
                                               4,700   Del Monte Foods Co. (b)                                                50,995
                                               1,500   Smithfield Foods, Inc. (b)                                             47,325
                                                                                                                         -----------
                                                                                                                             173,976
                --------------------------------------------------------------------------------------------------------------------
                Health Care Equipment &        1,100   Mentor Corp.                                                           35,310
                Supplies - 0.7%
                --------------------------------------------------------------------------------------------------------------------
                Health Care Providers &       16,900   WebMD Corp. (b)                                                       143,650
                Services - 2.9%
                --------------------------------------------------------------------------------------------------------------------
                Hotels, Restaurants &            600   Harrah's Entertainment, Inc.                                           38,748
                Leisure - 0.8%
                --------------------------------------------------------------------------------------------------------------------
                Household Durables - 1.5%      3,400   Newell Rubbermaid, Inc.                                                74,596
                --------------------------------------------------------------------------------------------------------------------
                IT Services - 7.4%             1,200   Acxiom Corp.                                                           25,116
                                               8,800   Convergys Corp. (b)                                                   131,384
                                                 500   Fiserv, Inc. (b)                                                       19,900
                                               3,500   Sabre Holdings Corp. Class A                                           76,580
                                               3,300   Sungard Data Systems, Inc. (b)                                        113,850
                                                                                                                         -----------
                                                                                                                             366,830
                --------------------------------------------------------------------------------------------------------------------
                Industrial Conglomerates -       600   Teleflex, Inc.                                                         30,708
                0.6%
                --------------------------------------------------------------------------------------------------------------------
                Insurance - 3.7%               4,400   Conseco, Inc. (b)                                                      89,848
                                                 600   First American Corp.                                                   19,764
                                               1,900   Protective Life Corp.                                                  74,670
                                                                                                                         -----------
                                                                                                                             184,282
                --------------------------------------------------------------------------------------------------------------------

FAM Series Fund, Inc. - Mercury Mid Cap Value Opportunities Portfolio
Schedule of Investments as of March 31, 2005                   (in U.S. dollars)

                                              Shares
                Industry*                       Held   Common Stocks                                                        Value
------------------------------------------------------------------------------------------------------------------------------------
                Internet Software &           31,700   Vignette Corp. (b)                                                $    41,527
                Services - 0.8%
                --------------------------------------------------------------------------------------------------------------------
                Leisure Equipment &            3,400   Mattel, Inc.                                                           72,590
                Products - 1.5%
                --------------------------------------------------------------------------------------------------------------------
                Machinery - 2.1%                 800   Eaton Corp. (b)                                                        52,320
                                                 600   ITT Industries, Inc.                                                   54,144
                                                                                                                         -----------
                                                                                                                             106,464
                --------------------------------------------------------------------------------------------------------------------
                Media - 2.9%                   1,800   Harte-Hanks, Inc.                                                      49,608
                                                 700   Knight-Ridder, Inc.                                                    47,075
                                               1,100   Liberty Media International, Inc. Class A (b)                          48,114
                                                                                                                         -----------
                                                                                                                             144,797
                --------------------------------------------------------------------------------------------------------------------
                Metals & Mining - 1.0%         1,300   Reliance Steel & Aluminum Co.                                          52,013
                --------------------------------------------------------------------------------------------------------------------
                Multiline Retail - 1.5%        1,300   Dollar Tree Stores, Inc. (b)                                           37,349
                                               2,100   Saks, Inc. (b)                                                         37,905
                                                                                                                         -----------
                                                                                                                              75,254
                --------------------------------------------------------------------------------------------------------------------
                Oil & Gas - 6.3%                 800   Murphy Oil Corp.                                                       78,984
                                               1,500   Noble Energy, Inc.                                                    102,030
                                                 500   Sunoco, Inc.                                                           51,760
                                               1,300   Unocal Corp.                                                           80,197
                                                                                                                         -----------
                                                                                                                             312,971
                --------------------------------------------------------------------------------------------------------------------
                Paper & Forest Products -      1,600   Georgia-Pacific Corp.                                                  56,784
                1.1%
                --------------------------------------------------------------------------------------------------------------------
                Pharmaceuticals - 2.8%         8,600   King Pharmaceuticals, Inc. (b)                                         71,466
                                               2,300   Medicis Pharmaceutical Corp. Class A                                   68,954
                                                                                                                         -----------
                                                                                                                             140,420
                --------------------------------------------------------------------------------------------------------------------
                Real Estate - 1.5%             1,700   Equity Office Properties Trust                                         51,221
                                               1,500   Friedman Billings Ramsey Group, Inc. Class A                           23,805
                                                                                                                         -----------
                                                                                                                              75,026
                --------------------------------------------------------------------------------------------------------------------
                Road & Rail - 1.3%             1,600   CSX Corp.                                                              66,640
                --------------------------------------------------------------------------------------------------------------------
                Semiconductors &                 800   DSP Group, Inc. (b)                                                    20,608
                Semiconductor Equipment -
                0.4%
                --------------------------------------------------------------------------------------------------------------------
                Software - 1.0%                2,200   Filenet Corp. (b)                                                      50,116
                --------------------------------------------------------------------------------------------------------------------
                Specialty Retail - 6.4%        3,500   Foot Locker, Inc.                                                     102,550
                                               1,600   The Gap, Inc.                                                          34,944
                                               2,500   Linens 'N Things, Inc. (b)                                             62,075
                                               1,400   RadioShack Corp.                                                       34,300
                                               3,500   TJX Cos., Inc.                                                         86,205
                                                                                                                         -----------
                                                                                                                             320,074
                --------------------------------------------------------------------------------------------------------------------

FAM Series Fund, Inc. - Mercury Mid Cap Value Opportunities Portfolio
Schedule of Investments as of March 31, 2005                   (in U.S. dollars)

                                              Shares
                Industry*                       Held   Common Stocks                                                        Value
------------------------------------------------------------------------------------------------------------------------------------
                Thrifts & Mortgage             1,300   New York Community Bancorp, Inc.                                  $    23,608
                Finance - 3.8%                 4,500   Sovereign Bancorp, Inc.                                                99,720
                                               1,500   Webster Financial Corp.                                                68,115
                                                                                                                         -----------
                                                                                                                             191,443
                --------------------------------------------------------------------------------------------------------------------
                Trading Companies &              800   W.W. Grainger, Inc.                                                    49,816
                Distributors - 1.0%
                --------------------------------------------------------------------------------------------------------------------
                                                       Total Common Stocks in the United States                            4,812,923
                --------------------------------------------------------------------------------------------------------------------
                                                       Total Common Stocks in North America - 96.7%                        4,826,527
------------------------------------------------------------------------------------------------------------------------------------
Western Europe
------------------------------------------------------------------------------------------------------------------------------------
Switzerland -   Biotechnology - 0.3%             800   Serono SA (a)                                                          14,520
0.3%            --------------------------------------------------------------------------------------------------------------------
                                                       Total Common Stocks in Switzerland                                     14,520
------------------------------------------------------------------------------------------------------------------------------------
United          Pharmaceuticals - 1.3%         1,900   Shire Pharmaceuticals Plc (a)                                          65,132
Kingdom - 1.3%  --------------------------------------------------------------------------------------------------------------------
                                                       Total Common Stocks in the United Kingdom                              65,132
                --------------------------------------------------------------------------------------------------------------------
                                                       Total Common Stocks in Western Europe - 1.6%                           79,652
                --------------------------------------------------------------------------------------------------------------------
                                                       Total Common Stocks (Cost - $4,963,025) - 98.3%                     4,906,179
                --------------------------------------------------------------------------------------------------------------------

                                          Beneficial
                                            Interest   Short-Term Securities
                --------------------------------------------------------------------------------------------------------------------
                                            $ 54,207   Merrill Lynch Liquidity Series, LLC Cash Sweep Series I (h)
                                                                                                                              54,207
                --------------------------------------------------------------------------------------------------------------------
                                                       Total Short-Term Securities (Cost - $54,207) - 1.1%                    54,207
                --------------------------------------------------------------------------------------------------------------------
                                                       Total Investments (Cost - $5,017,232**) - 99.4%                     4,960,386
                                                       Other Assets Less Liabilities - 0.6%                                   28,659
                                                                                                                         -----------
                                                       Net Assets - 100.0%                                               $ 4,989,045
                                                                                                                         ===========


* For Portfolio compliance purposes, "Industry" means any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Portfolio management. This definition may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.
** The cost and unrealized appreciation (depreciation) of investments as of March 31, 2005, as computed for federal income tax purposes, were as follows:

      Aggregate cost                                                $ 5,017,232
                                                                    ===========
      Gross unrealized appreciation                                 $   187,046
      Gross unrealized depreciation                                    (243,892)
                                                                    -----------
      Net unrealized depreciation                                   $   (56,846)
                                                                    ===========

(a)   Depositary Receipts.
(b)   Non-income producing security.

FAM Series Fund, Inc. - Mercury Mid Cap Value Opportunities Portfolio Schedule of Investments as of March 31, 2005

(c) Represents ownership in Mid Cap SPDR Trust, a registered unit investment trust. The investment objective of the Mid Cap SPDR Trust is to provide investment results that generally correspond to the price performance and dividend yield of the component stocks of the S&P MidCap 400 Index.
(d) Represents ownership in Oil Services HOLDRs Trust. The Oil Services HOLDRs Trust holds shares of common stock issued by 20 specified companies generally considered to be involved in various segments of the oil service industry.
(e) iShares S&P SmallCap 600 Index Fund is an exchange traded Fund. The Fund seeks investment results that correspond to the performance of the S&P SmallCap 600 Index.
(f) iShares Russell 2000 Index Fund is an exchange traded Fund. The Fund seeks investment results that correspond to the performance of the Russell 2000 Index.
(g) iShares Goldman Sachs Natural Resources Index Fund is an exchange traded Fund. The Fund seeks investment results that correspond to the performance of the Goldman Sachs Natural Resources Sector Index.
(h) Investments in companies considered to be an affiliate of the Portfolio (such companies are defined as "Affiliated Companies" in Section 2(a)(3) of the Investment Company Act of 1940) were as follows:

      --------------------------------------------------------------------------
                                                     Net                Interest
      Affiliate                                    Activity              Income
      --------------------------------------------------------------------------
      Merrill Lynch Liquidity Series,
          LLC Cash Sweep Series I                  $ 54,207              $ 1,064
      --------------------------------------------------------------------------

(i) Represents ownership in Energy Select Sector SPDR Fund, a registered unit investment trust. The investment objective of the Energy Select Sector SPDR Fund is to provide results that correspond to the performance of the Energy Select Sector Index.

FAM Series Fund, Inc. - Mercury Small Cap Index Portfolio
Schedule of Investments as of March 31, 2005

Industry*                                          Shares Held     Common Stocks                                           Value
-----------------------------------------------------------------------------------------------------------------------------------
Advertising Agencies - 0.7%                                250     24/7 Real Media, Inc. (b)                            $       813
                                                           347     aQuantive, Inc. (b)                                        3,841
                                                           187     Advo, Inc.                                                 7,003
                                                           330     Catalina Marketing Corp.                                   8,547
                                                            56     Greenfield Online, Inc. (b)                                1,100
                                                            37     Interchange Corp. (b)                                        376
                                                            41     Marchex, Inc. Class B (b)                                    764
                                                           140     R.H. Donnelley Corp. (b)                                   8,133
                                                           330     Valassis Communications, Inc. (b)                         11,537
                                                           501     Valueclick, Inc. (b)                                       5,316
                                                           139     Ventiv Health, Inc. (b)                                    3,197
                                                                                                                        -----------
                                                                                                                             50,627
-----------------------------------------------------------------------------------------------------------------------------------
Aerospace - 0.5%                                           147     Curtiss-Wright Corp.                                       8,379
                                                           147     Heico Corp.                                                2,955
                                                            62     MTC Technologies, Inc. (b)                                 2,015
                                                           161     Moog, Inc. Class A (b)                                     7,277
                                                           360     Orbital Sciences Corp. (b)                                 3,485
                                                           199     Teledyne Technologies, Inc. (b)                            6,229
                                                            76     United Industrial Corp.                                    2,251
                                                                                                                        -----------
                                                                                                                             32,591
-----------------------------------------------------------------------------------------------------------------------------------
Agriculture Fishing & Ranching - 0.1%                       24     Alico, Inc.                                                1,265
                                                           268     Delta & Pine Land Co.                                      7,236
                                                            65     Gold Kist, Inc. (b)                                        1,034
                                                                                                                        -----------
                                                                                                                              9,535
-----------------------------------------------------------------------------------------------------------------------------------
Air Transport - 0.7%                                       240     AAR Corp. (b)                                              3,264
                                                           527     Airtran Holdings, Inc. (b)                                 4,769
                                                           190     Alaska Air Group, Inc. (b)                                 5,594
                                                           193     America West Holdings Corp. Class B (b)                    1,048
                                                           136     Aviall, Inc. (b)                                           3,808
                                                           449     Continental Airlines, Inc. Class B (b)                     5,406
                                                           743     Delta Air Lines, Inc. (b)(e)                               3,009
                                                           222     EGL, Inc. (b)                                              5,062
                                                           212     ExpressJet Holdings, Inc. (b)                              2,419
                                                           450     FLYi, Inc. (b)(e)                                            572
                                                           211     Frontier Airlines, Inc. (b)                                2,211
                                                           245     Mesa Air Group, Inc. (b)                                   1,715
                                                           462     Northwest Airlines Corp. (b)(e)                            3,091
                                                           118     Offshore Logistics, Inc. (b)                               3,932
                                                           101     Pinnacle Airlines Corp. (b)                                1,073
                                                           359     Skywest, Inc.                                              6,674
                                                                                                                        -----------
                                                                                                                             53,647
-----------------------------------------------------------------------------------------------------------------------------------
Aluminum - 0.1%                                            189     Aleris International, Inc. (b)                             4,715
                                                           138     Century Aluminum Co. (b)                                   4,176
                                                                                                                        -----------
                                                                                                                              8,891
-----------------------------------------------------------------------------------------------------------------------------------
Auto Parts: After Market - 0.2%                             99     Aftermarket Technology Corp. (b)                           1,633
                                                            46     Commercial Vehicle Group, Inc. (b)                           920
                                                           117     Keystone Automotive Industries, Inc. (b)                   2,710
                                                            53     Standard Motor Products, Inc.                                620
                                                           164     Superior Industries International                          4,331
                                                           115     TBC Corp. (b)                                              3,204
                                                                                                                        -----------
                                                                                                                             13,418
-----------------------------------------------------------------------------------------------------------------------------------
Auto Parts: Original Equipment - 0.3%                      465     ArvinMeritor, Inc.                                         7,194
                                                           188     Collins & Aikman Corp. (b)                                   231
                                                           279     Hayes Lemmerz International, Inc. (b)                      1,451
                                                            44     Sauer-Danfoss, Inc.                                          996

FAM Series Fund, Inc. - Mercury Small Cap Index Portfolio
Schedule of Investments as of March 31, 2005

Industry*                                          Shares Held     Common Stocks                                           Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                            75     Stoneridge, Inc. (b)                                 $       916
                                                            17     Strattec Security Corp. (b)                                  911
                                                           257     Tenneco Automotive, Inc. (b)                               3,202
                                                           816     Visteon Corp.                                              4,659
                                                                                                                        -----------
                                                                                                                             19,560
-----------------------------------------------------------------------------------------------------------------------------------
Auto Trucks & Parts - 0.1%                                 142     Modine Manufacturing Co.                                   4,165
                                                           215     Wabash National Corp.                                      5,246
                                                                                                                        -----------
                                                                                                                              9,411
-----------------------------------------------------------------------------------------------------------------------------------
Banks: New York City - 0.0%                                 25     Signature Bank (b)                                           663
-----------------------------------------------------------------------------------------------------------------------------------
Banks: Outside New York City - 7.3%                         59     1st Source Corp.                                           1,258
                                                           106     ABC Bancorp                                                1,784
                                                            79     Alabama National Bancorporation                            4,889
                                                           181     Amcore Financial, Inc.                                     5,113
                                                            92     AmericanWest Bancorp (b)                                   1,773
                                                            41     Arrow Financial Corp.                                      1,116
                                                            36     BancTrust Financial Group, Inc.                              721
                                                            27     Bancfirst Corp.                                            1,863
                                                           490     Bancorpsouth, Inc.                                        10,114
                                                            66     Bank of Granite Corp.                                      1,220
                                                            85     Bank of the Ozarks, Inc.                                   2,699
                                                            51     Banner Corp.                                               1,375
                                                           198     Boston Private Financial Holdings, Inc.                    4,702
                                                           280     CVB Financial Corp.                                        5,079
                                                            39     Camden National Corp.                                      1,379
                                                            51     Capital City Bank Group, Inc.                              2,066
                                                            23     Capital Corp. of the West                                  1,069
                                                            42     Capital Crossing Bank (b)                                  1,382
                                                            53     Capitol Bancorp Ltd.                                       1,603
                                                            86     Cascade Bancorp                                            1,661
                                                           299     Cathay General Bancorp                                     9,418
                                                            88     Center Financial Corp.                                     1,551
                                                            47     Central Coast Bancorp (b)                                    788
                                                           198     Central Pacific Financial Corp.                            6,663
                                                            40     Century Bancorp, Inc. Class A                              1,147
                                                           177     Chemical Financial Corp.                                   5,753
                                                           321     Chittenden Corp.                                           8,368
                                                           301     Citizens Banking Corp.                                     8,837
                                                            37     City Bank                                                  1,184
                                                           124     City Holding Co.                                           3,662
                                                            61     CoBiz, Inc.                                                1,182
                                                            24     Columbia Bancorp                                             765
                                                           122     Columbia Banking System, Inc.                              2,897
                                                           196     Community Bank System, Inc.                                4,490
                                                            53     Community Banks, Inc.                                      1,324
                                                            63     Community Trust Bancorp, Inc.                              1,815
                                                            93     Corus Bankshares, Inc.                                     4,435
                                                           344     East-West Bancorp, Inc.                                   12,700
                                                            77     EuroBancshares, Inc. (b)                                   1,302
                                                            31     FNB Corp.                                                    799
                                                            52     Farmers Capital Bank Corp.                                 1,738
                                                            32     Financial Institutions, Inc.                                 634
                                                           235     First Bancorp                                              9,929
                                                            55     First Bancorp                                              1,245
                                                            64     First Busey Corp.                                          1,238
                                                           178     First Charter Corp.                                        4,021

FAM Series Fund, Inc. - Mercury Small Cap Index Portfolio
Schedule of Investments as of March 31, 2005

Industry*                                          Shares Held     Common Stocks                                           Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                            37     First Citizens BancShares, Inc. Class A              $     5,416
                                                           427     First Commonwealth Financial Corp.                         5,850
                                                            97     First Community Bancorp, Inc.                              4,297
                                                            80     First Community Bancshares, Inc.                           2,246
                                                           260     First Financial Bancorp                                    4,745
                                                            79     First Financial Bankshares, Inc.                           3,526
                                                            75     First Financial Corp.                                      2,216
                                                           140     First Merchants Corp.                                      3,626
                                                           321     First Midwest Bancorp, Inc.                               10,426
                                                            59     First Oak Brook Bancshares, Inc.                           1,728
                                                            32     The First of Long Island Corp.                             1,344
                                                           128     First State Bancorporation                                 2,173
                                                            97     Franklin Bank Corp. (b)                                    1,673
                                                           120     Frontier Financial Corp.                                   4,548
                                                            87     GB&T Bancshares, Inc.                                      1,884
                                                           176     Glacier Bancorp, Inc.                                      5,368
                                                           298     Gold Banc Corp., Inc.                                      4,181
                                                           357     Greater Bay Bancorp                                        8,714
                                                           169     Hancock Holding Co.                                        5,493
                                                           222     Hanmi Financial Corp.                                      3,674
                                                           155     Harleysville National Corp.                                3,294
                                                            41     Heartland Financial USA, Inc.                                814
                                                           112     Independent Bank Corp. - Maine                             3,248
                                                           106     Independent Bank Corp. - Michigan                          3,050
                                                           122     Integra Bank Corp.                                         2,701
                                                            81     Interchange Financial Services Corp.                       1,397
                                                           133     Irwin Financial Corp.                                      3,062
                                                            85     Lakeland Bancorp, Inc.                                     1,323
                                                            51     Lakeland Financial Corp.                                   1,961
                                                           116     MB Financial, Inc.                                         4,443
                                                            74     MBT Financial Corp.                                        1,396
                                                            43     Macatawa Bank Corp.                                        1,444
                                                           114     Main Street Banks, Inc.                                    3,019
                                                            44     MainSource Financial Group, Inc.                             967
                                                            35     Mercantile Bank Corp.                                      1,431
                                                           173     Mid-State Bancshares                                       4,602
                                                            49     Midwest Banc Holdings, Inc.                                  976
                                                            27     NBC Capital Corp.                                            653
                                                           198     NBT Bancorp, Inc.                                          4,437
                                                           141     Nara Bancorp, Inc.                                         1,981
                                                           210     National Penn Bancshares, Inc.                             5,160
                                                            36     Oak Hill Financial, Inc.                                   1,212
                                                           419     Old National Bancorp                                       8,506
                                                            73     Old Second Bancorp, Inc.                                   2,203
                                                            89     Omega Financial Corp.                                      2,651
                                                           140     Oriental Financial Group                                   3,279
                                                           286     Pacific Capital Bancorp                                    8,517
                                                            91     Park National Corp.                                       10,238
                                                            33     Peapack Gladstone Financial Corp.                            891
                                                            63     Pennrock Financial Services Corp.                          2,200
                                                            52     Peoples Bancorp, Inc.                                      1,399
                                                            44     Peoples Holding Co.                                        1,368
                                                           122     Piper Jaffray Cos. (b)                                     4,464
                                                            55     Placer Sierra Bancshares                                   1,263
                                                           124     PrivateBancorp, Inc.                                       3,895

FAM Series Fund, Inc. - Mercury Small Cap Index Portfolio
Schedule of Investments as of March 31, 2005

Industry*                                          Shares Held     Common Stocks                                           Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                           126     Prosperity Bancshares, Inc.                          $     3,338
                                                           228     Provident Bankshares Corp.                                 7,515
                                                           196     R-G Financial Corp. Class B                                6,109
                                                           497     Republic Bancorp, Inc.                                     6,729
                                                            37     Republic Bancorp, Inc. Class A                               816
                                                           137     Riggs National Corp.                                       2,615
                                                           143     S&T Bancorp, Inc.                                          5,062
                                                            68     SCBT Financial Corp.                                       2,042
                                                            58     SY Bancorp, Inc.                                           1,276
                                                            83     Sandy Spring Bancorp, Inc.                                 2,683
                                                            54     Seacoast Banking Corp. of Florida                          1,063
                                                            19     Security Bank Corp.                                          783
                                                           244     Silicon Valley Bancshares (b)                             10,751
                                                            80     Simmons First National Corp. Class A                       1,986
                                                            23     Smithtown Bancorp, Inc.                                      643
                                                            42     Southside Bancshares, Inc.                                   875
                                                           474     Southwest Bancorp of Texas, Inc.                           8,698
                                                            91     Southwest Bancorp, Inc.                                    1,679
                                                            36     State Bancorp, Inc.                                          936
                                                            54     State Financial Services Corp. Class A                     1,995
                                                           330     Sterling Bancshares, Inc.                                  4,686
                                                           125     Sterling Financial Corp.                                   3,253
                                                            58     Suffolk Bancorp                                            1,916
                                                            44     Sun Bancorp, Inc. (b)                                      1,007
                                                           324     Susquehanna Bancshares, Inc.                               7,899
                                                           164     Texas Capital Bancshares, Inc. (b)                         3,444
                                                           286     Texas Regional Bancshares, Inc. Class A                    8,611
                                                            42     Tompkins Trustco, Inc.                                     1,787
                                                            53     Trico Bancshares                                           1,110
                                                           527     Trustco Bank Corp. NY                                      6,055
                                                           295     Trustmark Corp.                                            8,555
                                                           108     UMB Financial Corp.                                        6,147
                                                            56     USB Holding Co., Inc.                                      1,243
                                                           308     Umpqua Holdings Corp.                                      7,192
                                                            70     Union Bankshares Corp.                                     2,241
                                                           260     United Bankshares, Inc.                                    8,616
                                                           170     United Community Banks, Inc.                               4,034
                                                            39     Univest Corp. of Pennsylvania                              1,553
                                                           162     Unizan Financial Corp.                                     4,212
                                                            28     Virginia Commerce Bancorp (b)                                757
                                                            61     Virginia Financial Group, Inc.                             2,007
                                                            71     Washington Trust Bancorp, Inc.                             1,951
                                                           108     WesBanco, Inc.                                             2,971
                                                           139     West Bancorporation, Inc.                                  2,369
                                                           119     West Coast Bancorp                                         2,832
                                                           218     Westamerica Bancorporation                                11,286
                                                            29     Western Sierra Bancorp (b)                                   990
                                                           115     Wilshire Bancorp, Inc.                                     1,500
                                                           151     Wintrust Financial Corp.                                   7,111
                                                            41     Yardville National Bancorp                                 1,337
                                                                                                                        -----------
                                                                                                                            523,590
-----------------------------------------------------------------------------------------------------------------------------------
Beverage: Brewers (Wineries) - 0.0%                         73     Boston Beer Co., Inc. Class A (b)                          1,599
-----------------------------------------------------------------------------------------------------------------------------------
Beverage: Soft Drinks - 0.1%                                18     Coca-Cola Bottling Co. Consolidated                          942
                                                            48     Hansen Natural Corp. (b)                                   2,874

FAM Series Fund, Inc. - Mercury Small Cap Index Portfolio
Schedule of Investments as of March 31, 2005

Industry*                                          Shares Held     Common Stocks                                           Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                            94     Peet's Coffee & Tea, Inc. (b)                        $     2,317
                                                                                                                        -----------
                                                                                                                              6,133
-----------------------------------------------------------------------------------------------------------------------------------
Biotechnology Research &                                   562     Abgenix, Inc. (b)                                          3,934
Production - 2.0%                                          209     Accelrys, Inc. (b)                                         1,239
                                                           123     Albany Molecular Research, Inc. (b)                        1,264
                                                           191     Alexion Pharmaceuticals, Inc. (b)                          4,138
                                                           194     Antigenics, Inc. (b)(e)                                    1,300
                                                           458     Applera Corp. - Celera Genomics Group (b)                  4,694
                                                           381     Ariad Pharmaceuticals, Inc. (b)                            2,134
                                                           240     Array Biopharma, Inc. (b)                                  1,682
                                                           151     Arthrocare Corp. (b)                                       4,303
                                                           623     Avant Immunotherapeutics, Inc. (b)                         1,015
                                                           297     Axonyx, Inc. (b)                                             365
                                                           188     Bioenvision, Inc. (b)                                      1,081
                                                            84     CancerVax Corp. (b)                                          554
                                                           328     Cell Genesys, Inc. (b)                                     1,486
                                                           436     Cell Therapeutics, Inc. (b)                                1,565
                                                           215     Ciphergen Biosystems, Inc. (b)                               596
                                                           466     Corixa Corp. (b)                                           1,431
                                                           351     Cubist Pharmaceuticals, Inc. (b)                           3,728
                                                           321     CuraGen Corp. (b)                                          1,335
                                                           364     Curis, Inc. (b)                                            1,303
                                                           174     Cypress Bioscience, Inc. (b)                               1,578
                                                           351     deCODE genetics, Inc. (b)                                  2,001
                                                           103     Digene Corp. (b)                                           2,137
                                                           342     Discovery Laboratories, Inc. (b)                           1,925
                                                           120     Diversa Corp. (b)                                            598
                                                           109     Dov Pharmaceutical, Inc. (b)                               1,491
                                                           136     Dyax Corp. (b)                                               438
                                                           403     Encysive Pharmaceuticals, Inc. (b)                         4,119
                                                           311     Enzon Pharmaceuticals, Inc. (b)                            3,169
                                                           383     Exelixis, Inc. (b)                                         2,597
                                                           552     Genta, Inc. (b)                                              624
                                                           331     Geron Corp. (b)                                            2,022
                                                           827     Human Genome Sciences, Inc. (b)                            7,625
                                                           431     Incyte Corp. (b)                                           2,944
                                                           274     Inkine Pharmaceutical Co. (b)                                841
                                                           121     Integra LifeSciences Holdings Corp. (b)                    4,262
                                                           210     InterMune, Inc. (b)                                        2,310
                                                            99     Isolagen, Inc. (b)                                           623
                                                            74     Kensey Nash Corp. (b)                                      2,004
                                                           120     Keryx Biopharmaceuticals, Inc. (b)                         1,603
                                                           101     Kosan Biosciences, Inc. (b)                                  414
                                                           382     Lexicon Genetics, Inc. (b)                                 1,952
                                                            69     MannKind Corp. (b)                                           982
                                                           276     Maxim Pharmaceuticals, Inc. (b)                              486
                                                           118     Maxygen, Inc. (b)                                          1,012
                                                            92     Myogen, Inc. (b)                                             726
                                                           216     Myriad Genetics, Inc. (b)                                  3,972
                                                           230     NPS Pharmaceuticals, Inc. (b)                              2,903
                                                           357     Nabi Biopharmaceuticals (b)                                4,455
                                                           349     Nanogen, Inc. (b)                                          1,215
                                                           134     Neurogen Corp. (b)                                           949
                                                           138     Northfield Laboratories, Inc. (b)                          1,553
                                                           214     Nuvelo, Inc. (b)                                           1,391

FAM Series Fund, Inc. - Mercury Small Cap Index Portfolio
Schedule of Investments as of March 31, 2005

Industry*                                          Shares Held     Common Stocks                                           Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                           329     Oscient Pharmaceuticals Corp. (b)                    $       770
                                                            69     PRA International (b)                                      1,858
                                                           249     Palatin Technologies, Inc. (b)                               583
                                                           605     Peregrine Pharmaceuticals, Inc. (b)                          901
                                                           810     Pharmos Corp. (b)                                            494
                                                            93     Progenics Pharmaceuticals, Inc. (b)                        1,563
                                                           180     Regeneration Technologies, Inc. (b)                        1,856
                                                            82     Rigel Pharmaceuticals, Inc. (b)                            1,315
                                                           161     Seattle Genetics, Inc. (b)                                   828
                                                           241     Serologicals Corp. (b)                                     5,890
                                                           140     Tanox, Inc. (b)                                            1,344
                                                           306     Telik, Inc. (b)                                            4,614
                                                           155     Third Wave Technologies, Inc. (b)                            893
                                                           181     Transkaryotic Therapies, Inc. (b)                          4,519
                                                           122     Trimeris, Inc. (b)                                         1,374
                                                           323     Vicuron Pharmaceuticals, Inc. (b)                          5,090
                                                           310     Vion Pharmaceuticals, Inc. (b)                               884
                                                            60     Vnus Medical Technologies, Inc. (b)                          695
                                                           114     Zymogenetics, Inc. (b)                                     1,740
                                                                                                                        -----------
                                                                                                                            143,279
-----------------------------------------------------------------------------------------------------------------------------------
Building Materials - 0.5%                                   41     Ameron International Corp.                                 1,476
                                                            99     Building Materials Holding Corp.                           4,403
                                                           166     LSI Industries, Inc.                                       1,864
                                                           141     NCI Building Systems, Inc. (b)                             5,443
                                                           228     Simpson Manufacturing Co., Inc.                            7,045
                                                           148     Texas Industries, Inc.                                     7,955
                                                            60     Trex Co., Inc. (b)                                         2,665
                                                           161     Watsco, Inc.                                               6,778
                                                                                                                        -----------
                                                                                                                             37,629
-----------------------------------------------------------------------------------------------------------------------------------
Building: Air Conditioning - 0.3%                          317     Lennox International, Inc.                                 6,949
                                                           287     York International Corp.                                  11,245
                                                                                                                        -----------
                                                                                                                             18,194
-----------------------------------------------------------------------------------------------------------------------------------
Building: Cement - 0.2%                                    130     Eagle Materials, Inc.                                     10,522
                                                            88     U.S. Concrete, Inc. (b)                                      552
                                                                                                                        -----------
                                                                                                                             11,074
-----------------------------------------------------------------------------------------------------------------------------------
Building: Heating & Plumbing - 0.1%                        452     Jacuzzi Brands, Inc. (b)                                   4,412
-----------------------------------------------------------------------------------------------------------------------------------
Building: Miscellaneous - 0.1%                             205     Comfort Systems USA, Inc. (b)                              1,589
                                                            60     Drew Industries, Inc. (b)                                  2,259
                                                           143     Griffon Corp. (b)                                          3,062
                                                                                                                        -----------
                                                                                                                              6,910
-----------------------------------------------------------------------------------------------------------------------------------
Building: Roofing & Wallboard - 0.2%                       109     Beacon Roofing Supply, Inc. (b)                            2,385
                                                           116     ElkCorp                                                    4,461
                                                           206     USG Corp. (b)(e)                                           6,831
                                                                                                                        -----------
                                                                                                                             13,677
-----------------------------------------------------------------------------------------------------------------------------------
Cable Television Services - 0.1%                         1,898     Charter Communications, Inc. Class A (b)(e)                3,037
                                                           265     Insight Communications Co., Inc. Class A (b)               3,140
                                                           348     Tivo, Inc. (b)(e)                                          1,799
                                                                                                                        -----------
                                                                                                                              7,976
-----------------------------------------------------------------------------------------------------------------------------------
Casinos & Gambling - 1.1%                                  359     Alliance Gaming Corp. (b)                                  3,443
                                                            87     Ameristar Casinos, Inc.                                    4,757
                                                           172     Argosy Gaming Co. (b)                                      7,898
                                                           242     Aztar Corp. (b)                                            6,912
                                                           289     Boyd Gaming Corp.                                         15,071
                                                            40     Churchill Downs, Inc.                                      1,584
                                                            98     Dover Downs Gaming & Entertainment, Inc.                   1,220

FAM Series Fund, Inc. - Mercury Small Cap Index Portfolio
Schedule of Investments as of March 31, 2005

Industry*                                          Shares Held     Common Stocks                                           Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                            80     Empire Resorts, Inc. (b)                             $       578
                                                            75     Isle of Capri Casinos, Inc. (b)                            1,991
                                                           125     Lakes Entertainment, Inc. (b)                              2,250
                                                           188     MTR Gaming Group, Inc. (b)                                 2,331
                                                           299     Magna Entertainment Corp. Class A (b)                      1,836
                                                           173     Multimedia Games, Inc. (b)                                 1,342
                                                           285     Pinnacle Entertainment, Inc. (b)                           4,760
                                                           524     Scientific Games Corp. Class A (b)                        11,973
                                                           243     Shuffle Master, Inc. (b)                                   7,037
                                                           119     WMS Industries, Inc. (b)                                   3,351
                                                                                                                        -----------
                                                                                                                             78,334
-----------------------------------------------------------------------------------------------------------------------------------
Chemicals - 2.1%                                           190     Aceto Corp.                                                1,410
                                                           379     Airgas, Inc.                                               9,054
                                                           198     Albemarle Corp.                                            7,199
                                                            22     American Vanguard Corp.                                      987
                                                           171     Arch Chemicals, Inc.                                       4,868
                                                           173     Cabot Microelectronics Corp. (b)                           5,429
                                                           271     Calgon Carbon Corp.                                        2,314
                                                           156     Cambrex Corp.                                              3,323
                                                           726     Crompton Corp.                                            10,600
                                                           266     Cytec Industries, Inc.                                    14,430
                                                            50     EnerSys (b)                                                  655
                                                           147     Energy Conversion Devices, Inc. (b)                        3,341
                                                           156     Exide Technologies (b)                                     2,012
                                                           230     FMC Corp. (b)                                             12,294
                                                           198     Georgia Gulf Corp.                                         9,104
                                                           352     Great Lakes Chemical Corp.                                11,306
                                                           693     Hercules, Inc. (b)                                        10,035
                                                           165     MacDermid, Inc.                                            5,363
                                                            70     Medis Technologies Ltd. (b)                                1,004
                                                            32     NL Industries (b)                                            739
                                                            91     NewMarket Corp. (b)                                        1,693
                                                            64     Nuco2, Inc. (b)                                            1,683
                                                           199     OM Group, Inc. (b)                                         6,054
                                                           103     Octel Corp.                                                1,909
                                                           203     Omnova Solutions, Inc. (b)                                 1,090
                                                           554     PolyOne Corp. (b)                                          4,920
                                                            35     Quaker Chemical Corp.                                        719
                                                           176     Schulman A, Inc.                                           3,066
                                                           210     UAP Holding Corp.                                          3,381
                                                           106     Ultralife Batteries, Inc. (b)                              1,815
                                                           320     Valence Technology, Inc. (b)                                 973
                                                           414     WR Grace & Co. (b)                                         3,527
                                                            66     Westlake Chemical Corp.                                    2,135
                                                                                                                        -----------
                                                                                                                            148,432
-----------------------------------------------------------------------------------------------------------------------------------
Commercial Information Services - 0.4%                     192     Arbitron, Inc.                                             8,237
                                                         3,057     CMGI, Inc. (b)                                             6,359
                                                           179     infoUSA, Inc.                                              1,881
                                                           108     LECG Corp. (b)                                             2,117
                                                           753     Looksmart (b)                                                670
                                                           175     ProQuest Co. (b)                                           6,326
                                                           124     Sourcecorp (b)                                             2,497
                                                                                                                        -----------
                                                                                                                             28,087
-----------------------------------------------------------------------------------------------------------------------------------
Communications & Media - 0.0%                              272     Entravision Communications Corp. Class A (b)               2,413
-----------------------------------------------------------------------------------------------------------------------------------

FAM Series Fund, Inc. - Mercury Small Cap Index Portfolio
Schedule of Investments as of March 31, 2005

Industry*                                          Shares Held     Common Stocks                                           Value
-----------------------------------------------------------------------------------------------------------------------------------
Communications Technology - 1.7%                           253     Airspan Networks, Inc. (b)                           $     1,293
                                                           106     Anaren, Inc. (b)                                           1,286
                                                           183     Anixter International, Inc. (b)                            6,615
                                                           244     Aspect Communications Corp. (b)                            2,540
                                                           447     Avanex Corp. (b)                                             581
                                                            89     Bel Fuse, Inc.                                             2,697
                                                            97     Black Box Corp.                                            3,629
                                                           357     Broadwing Corp. (b)                                        1,478
                                                         1,673     Brocade Communications Systems, Inc. (b)                   9,904
                                                           316     CSG Systems International (b)                              5,148
                                                           262     Captaris, Inc. (b)                                         1,061
                                                           162     Carrier Access Corp. (b)                                     965
                                                            36     Catapult Communications Corp. (b)                            769
                                                           103     Comtech Telecommunications Corp. (b)                       5,366
                                                           161     Digi International, Inc. (b)                               2,209
                                                           219     Ditech Communications Corp. (b)                            2,731
                                                           219     Echelon Corp. (b)                                          1,498
                                                         1,242     Enterasys Networks, Inc. (b)                               1,739
                                                           351     Entrust, Inc. (b)                                          1,316
                                                           674     Extreme Networks (b)                                       3,970
                                                           977     Finisar Corp. (b)                                          1,221
                                                           513     Harmonic, Inc. (b)                                         4,904
                                                            58     InPhonic, Inc. (b)                                         1,317
                                                           152     Inter-Tel, Inc.                                            3,724
                                                           262     InterVoice, Inc. (b)                                       2,942
                                                           195     Ixia (b)                                                   3,469
                                                           115     j2 Global Communications, Inc. (b)                         3,946
                                                           125     KVH Industries, Inc. (b)                                   1,139
                                                           266     NMS Communications Corp. (b)                               1,141
                                                           314     Net2Phone, Inc. (b)                                          506
                                                           159     Netgear, Inc. (b)                                          2,399
                                                           128     Network Equipment Technologies, Inc. (b)                     721
                                                           108     Novatel Wireless, Inc. (b)                                 1,161
                                                           564     Oplink Communications, Inc. (b)                              885
                                                           187     Paradyne Networks Corp. (b)                                  391
                                                           158     Redback Networks, Inc. (b)                                   945
                                                           451     Remec, Inc. (b)                                            2,381
                                                           179     Seachange International, Inc. (b)                          2,318
                                                           209     Secure Computing Corp. (b)                                 1,791
                                                           140     Standard Microsystems Corp. (b)                            2,430
                                                           510     Stratex Networks, Inc. (b)                                   938
                                                         1,069     Sycamore Networks, Inc. (b)                                3,806
                                                           111     Talx Corp.                                                 2,016
                                                           345     Tekelec (b)                                                5,499
                                                         1,571     Terremark Worldwide, Inc. (b)                              1,021
                                                            51     Ulticom, Inc. (b)                                            568
                                                           153     Viasat, Inc. (b)                                           2,860
                                                           186     WebEx Communications, Inc. (b)                             4,016
                                                           286     Westell Technologies, Inc. Class A (b)                     1,576
                                                           401     Zhone Technologies, Inc. (b)                               1,011
                                                                                                                        -----------
                                                                                                                            119,837
-----------------------------------------------------------------------------------------------------------------------------------
Computer Services Software                                 187     @Road Inc. (b)                                               767
& Systems - 4.6%                                           242     ActivCard Corp. (b)                                        1,537
                                                           383     Agile Software Corp. (b)                                   2,788
                                                           146     Altiris, Inc. (b)                                          3,482

FAM Series Fund, Inc. - Mercury Small Cap Index Portfolio
Schedule of Investments as of March 31, 2005

Industry*                                          Shares Held     Common Stocks                                           Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                           241     answerthink, Inc. (b)                                $       995
                                                           216     Ansys, Inc. (b)                                            7,389
                                                           188     Anteon International Corp. (b)                             7,319
                                                           401     Ariba, Inc. (b)                                            3,112
                                                           410     Ascential Software Corp. (b)                               7,597
                                                           190     AsiaInfo Holdings, Inc. (b)                                  954
                                                           316     Aspen Technology, Inc. (b)                                 1,795
                                                           149     Authentidate Holding Corp. (b)                               594
                                                            81     Blue Coat Systems, Inc. (b)                                1,903
                                                           564     Borland Software Corp. (b)                                 4,580
                                                           187     CACI International, Inc. Class A (b)                      10,328
                                                            46     Callwave, Inc. (b)                                           271
                                                           591     Chordiant Software, Inc. (b)                                 987
                                                           303     Ciber, Inc. (b)                                            2,203
                                                           146     Concord Communications, Inc. (b)                           1,477
                                                           143     Concur Technologies, Inc. (b)                              1,161
                                                           125     Covansys Corp. (b)                                         1,864
                                                           255     Dendrite International, Inc. (b)                           3,580
                                                           204     Digital River, Inc. (b)                                    6,357
                                                           497     Digitas, Inc. (b)                                          5,020
                                                           442     E.piphany, Inc. (b)                                        1,569
                                                           116     EPIQ Systems, Inc. (b)                                     1,506
                                                            82     eCollege.com, Inc. (b)                                     1,061
                                                           373     Electronics for Imaging (b)                                6,654
                                                           168     Embarcadero Technologies, Inc. (b)                         1,107
                                                           285     Epicor Software Corp. (b)                                  3,734
                                                            58     Equinix, Inc. (b)                                          2,456
                                                           233     F5 Networks, Inc. (b)                                     11,764
                                                           382     Gartner, Inc. Class A (b)                                  3,656
                                                           266     Hyperion Solutions Corp. (b)                              11,733
                                                           124     Infocrossing, Inc. (b)                                     1,964
                                                           599     Informatica Corp. (b)                                      4,954
                                                           281     Internet Capital Group, Inc. (b)                           1,973
                                                           242     Internet Security Systems (b)                              4,429
                                                            83     Intervideo, Inc. (b)                                         913
                                                           261     Interwoven, Inc. (b)                                       2,033
                                                           196     JDA Software Group, Inc. (b)                               2,752
                                                           122     Jupitermedia Corp. (b)                                     1,892
                                                            58     Kanbay International, Inc. (b)                             1,187
                                                           305     Keane, Inc. (b)                                            3,974
                                                           127     Keynote Systems, Inc. (b)                                  1,507
                                                            73     Kintera, Inc. (b)                                            387
                                                           321     Lawson Software, Inc. (b)                                  1,894
                                                           268     Lionbridge Technologies (b)                                1,525
                                                           134     MAPICS, Inc. (b)                                           1,706
                                                           105     MRO Software, Inc. (b)                                     1,473
                                                           339     Macrovision Corp. (b)                                      7,726
                                                           140     Magma Design Automation, Inc. (b)                          1,662
                                                           211     Manhattan Associates, Inc. (b)                             4,298
                                                            96     Mantech International Corp. Class A (b)                    2,215
                                                           456     Manugistics Group, Inc. (b)                                  766
                                                           158     Mapinfo Corp. (b)                                          1,902
                                                           298     Matrixone, Inc. (b)                                        1,421
                                                           528     Mentor Graphics Corp. (b)                                  7,234
                                                           152     Mercury Computer Systems, Inc. (b)                         4,192

FAM Series Fund, Inc. - Mercury Small Cap Index Portfolio
Schedule of Investments as of March 31, 2005

Industry*                                          Shares Held     Common Stocks                                           Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                            86     Merge Technologies, Inc. (b)                         $     1,504
                                                            84     MicroStrategy, Inc. Class A (b)                            4,559
                                                           470     Micromuse, Inc. (b)                                        2,129
                                                           224     Micros Systems, Inc. (b)                                   8,223
                                                           116     Ness Technologies, Inc. (b)                                1,390
                                                           351     NetIQ Corp. (b)                                            4,012
                                                           116     Netscout Systems, Inc. (b)                                   516
                                                            85     Open Solutions, Inc. (b)                                   1,686
                                                           442     Openwave Systems, Inc. (b)                                 5,388
                                                           423     Opsware, Inc. (b)                                          2,183
                                                           179     PC-Tel, Inc. (b)                                           1,317
                                                           113     PDF Solutions, Inc. (b)                                    1,582
                                                           198     Packeteer, Inc. (b)                                        3,047
                                                           117     PalmSource, Inc. (b)                                       1,058
                                                         1,835     Parametric Technology Corp. (b)                           10,258
                                                            53     Pec Solutions, Inc. (b)                                      667
                                                           412     Pinnacle Systems, Inc. (b)                                 2,303
                                                           188     Progress Software Corp. (b)                                4,929
                                                           309     Quest Software, Inc. (b)                                   4,277
                                                           695     RealNetworks, Inc. (b)                                     4,017
                                                           413     Retek, Inc. (b)                                            4,634
                                                            53     SI International, Inc. (b)                                 1,464
                                                            72     SPSS, Inc. (b)                                             1,252
                                                            79     SRA International, Inc. Class A (b)                        4,760
                                                            77     SS&C Technologies, Inc.                                    1,756
                                                           127     SYKES Enterprises, Inc. (b)                                  872
                                                           149     SafeNet, Inc. (b)                                          4,367
                                                            93     Salesforce.com, Inc. (b)                                   1,394
                                                           486     Sapient Corp. (b)                                          3,570
                                                           471     ScanSoft, Inc. (b)                                         1,752
                                                           403     Seebeyond Technology Corp. (b)                             1,273
                                                           181     Serena Software, Inc. (b)                                  4,301
                                                           352     SonicWALL, Inc. (b)                                        1,792
                                                           169     Stellent, Inc. (b)                                         1,421
                                                           279     SupportSoft, Inc. (b)                                      1,473
                                                           144     Tier Technologies, Inc. Class B (b)                        1,061
                                                           262     Transaction Systems Architects, Inc. Class A (b)           6,065
                                                           242     Trizetto Group (b)                                         2,253
                                                           237     Tumbleweed Communications Corp. (b)                          654
                                                           201     Tyler Technologies, Inc. (b)                               1,530
                                                            84     Ultimate Software Group, Inc. (b)                          1,342
                                                            66     Verint Systems, Inc. (b)                                   2,306
                                                           171     Verity, Inc. (b)                                           1,616
                                                         2,099     Vignette Corp. (b)                                         2,750
                                                           162     WatchGuard Technologies (b)                                  523
                                                           269     webMethods, Inc. (b)                                       1,474
                                                           145     Websense, Inc. (b)                                         7,801
                                                           490     Wind River Systems, Inc. (b)                               7,389
                                                           159     Witness Systems, Inc. (b)                                  2,790
                                                         1,384     Xybernaut Corp. (b)                                          581
                                                           190     Zix Corp. (b)                                                711
                                                           259     Zoran Corp. (b)                                            2,681
                                                                                                                        -----------
                                                                                                                            333,932
-----------------------------------------------------------------------------------------------------------------------------------
Computer Technology - 1.5%                                 668     Adaptec, Inc. (b)                                          3,200
                                                           457     Advanced Digital Information Corp. (b)                     3,747

FAM Series Fund, Inc. - Mercury Small Cap Index Portfolio
Schedule of Investments as of March 31, 2005

Industry*                                          Shares Held     Common Stocks                                           Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                           624     Cray, Inc. (b)                                       $     1,591
                                                           320     Dot Hill Systems Corp. (b)                                 1,904
                                                           527     Emulex Corp. (b)                                           9,929
                                                           206     FalconStor Software, Inc. (b)                              1,230
                                                           263     Filenet Corp. (b)                                          5,991
                                                         1,418     Gateway, Inc. (b)                                          5,715
                                                           162     Hutchinson Technology, Inc. (b)                            5,634
                                                           219     Imation Corp.                                              7,610
                                                           292     InFocus Corp. (b)                                          1,676
                                                           209     Intergraph Corp. (b)                                       6,021
                                                           406     Iomega Corp. (b)                                           1,742
                                                           197     Komag, Inc. (b)                                            4,403
                                                           501     Lexar Media, Inc. (b)                                      2,495
                                                           733     McData Corp. (b)                                           2,763
                                                           194     Mobility Electronics, Inc. (b)                             1,356
                                                           111     Overland Storage, Inc. (b)                                 1,629
                                                           285     PalmOne, Inc. (b)                                          7,233
                                                           475     Perot Systems Corp. Class A (b)                            6,384
                                                         1,069     Quantum Corp. (b)                                          3,111
                                                           476     RSA Security, Inc. (b)                                     7,545
                                                           139     Radisys Corp. (b)                                          1,968
                                                           667     Safeguard Scientifics, Inc. (b)                              947
                                                         1,573     Silicon Graphics, Inc. (b)(e)                              1,872
                                                            69     Stratasys, Inc. (b)                                        1,955
                                                           136     Synaptics, Inc. (b)                                        3,155
                                                           140     Trident Microsystems, Inc. (b)                             2,475
                                                           305     UNOVA, Inc. (b)                                            6,298
                                                                                                                        -----------
                                                                                                                            111,579
-----------------------------------------------------------------------------------------------------------------------------------
Construction - 0.3%                                         85     Brookfield Homes Corp.                                     3,588
                                                            89     EMCOR Group, Inc. (b)                                      4,167
                                                           201     Granite Construction, Inc.                                 5,280
                                                            65     Perini Corp. (b)                                             896
                                                           178     Washington Group International, Inc. (b)                   8,008
                                                                                                                        -----------
                                                                                                                             21,939
-----------------------------------------------------------------------------------------------------------------------------------
Consumer Electronics - 1.0%                                251     Alloy, Inc. (b)                                            1,476
                                                           872     CNET Networks, Inc. (b)                                    8,232
                                                            98     Digital Theater Systems, Inc. (b)                          1,775
                                                           706     DoubleClick, Inc. (b)                                      5,436
                                                           904     Earthlink, Inc. (b)                                        8,136
                                                           154     FindWhat.com (b)                                           1,597
                                                           216     Infospace, Inc. (b)                                        8,819
                                                         2,202     Internap Network Services Corp. (b)                        1,299
                                                           339     Ipass, Inc. (b)                                            2,075
                                                           251     iVillage, Inc. (b)                                         1,529
                                                            56     Lifeline Systems, Inc. (b)                                 1,698
                                                           278     Midway Games, Inc. (b)                                     2,852
                                                           155     NIC, Inc. (b)                                                739
                                                           161     Navarre Corp. (b)                                          1,280
                                                           192     PLATO Learning, Inc. (b)                                   1,498
                                                           131     Sohu.com, Inc. (b)                                         2,303
                                                           269     THQ, Inc. (b)                                              7,570
                                                           306     Take-Two Interactive Software, Inc. (b)                   11,965
                                                           328     United Online, Inc.                                        3,434
                                                           112     Universal Electronics, Inc. (b)                            1,891
                                                                                                                        -----------
                                                                                                                             75,604
-----------------------------------------------------------------------------------------------------------------------------------


FAM Series Fund, Inc. - Mercury Small Cap Index Portfolio
Schedule of Investments as of March 31, 2005

Industry*                                          Shares Held     Common Stocks                                           Value
-----------------------------------------------------------------------------------------------------------------------------------
Consumer Products - 1.2%                                   439     American Greetings Class A                           $    11,186
                                                           206     Blyth, Inc.                                                6,559
                                                            24     CSS Industries, Inc.                                         877
                                                           170     Jarden Corp. (b)                                           7,800
                                                            80     Mannatech, Inc.                                            1,564
                                                           199     Matthews International Corp. Class A                       6,519
                                                           203     Nautilus, Inc.                                             4,823
                                                           167     Oakley, Inc.                                               2,141
                                                           283     Playtex Products, Inc. (b)                                 2,547
                                                           120     RC2 Corp. (b)                                              4,080
                                                           184     The Topps Co., Inc.                                        1,695
                                                           157     Toro Co.                                                  13,895
                                                           368     Tupperware Corp.                                           7,492
                                                            79     USANA Health Sciences, Inc. (b)                            3,737
                                                            44     Water Pik Technologies, Inc. (b)                             867
                                                           343     Yankee Candle Co., Inc.                                   10,873
                                                                                                                        -----------
                                                                                                                             86,655
-----------------------------------------------------------------------------------------------------------------------------------
Containers & Packaging: Metals                             232     Aptargroup, Inc.                                          12,059
& Glass - 0.6%                                           1,064     Crown Holdings, Inc. (b)                                  16,556
                                                            95     Greif, Inc.                                                6,620
                                                           105     Mobile Mini, Inc. (b)                                      4,243
                                                            80     Silgan Holdings, Inc.                                      5,198
                                                                                                                        -----------
                                                                                                                             44,676
-----------------------------------------------------------------------------------------------------------------------------------
Containers & Packaging: Paper                              390     Graphic Packaging Corp. (b)                                1,720
& Plastic - 0.1%                                           200     Myers Industries, Inc.                                     2,822
                                                                                                                        -----------
                                                                                                                              4,542
-----------------------------------------------------------------------------------------------------------------------------------
Copper - 0.1%                                              217     Mueller Industries, Inc.                                   6,109
-----------------------------------------------------------------------------------------------------------------------------------
Cosmetics - 0.2%                                           165     Elizabeth Arden, Inc. (b)                                  3,917
                                                            52     Inter Parfums, Inc.                                          749
                                                           332     Nu Skin Enterprises, Inc. Class A                          7,473
                                                           842     Revlon, Inc. Class A (b)                                   2,425
                                                                                                                        -----------
                                                                                                                             14,564
-----------------------------------------------------------------------------------------------------------------------------------
Diversified Financial Services - 0.6%                      766     The BISYS Group, Inc. (b)                                 12,011
                                                           181     CB Richard Ellis Group, Inc. (b)                           6,333
                                                           162     Euronet Worldwide, Inc. (b)                                4,625
                                                           354     FNB Corp.                                                  6,779
                                                           223     Jones Lang LaSalle, Inc. (b)                              10,403
                                                           146     Rewards Network, Inc. (b)                                    607
                                                           264     USI Holdings Corp. (b)                                     3,110
                                                                                                                        -----------
                                                                                                                             43,868
-----------------------------------------------------------------------------------------------------------------------------------
Diversified Materials &                                    297     Acuity Brands, Inc.                                        8,019
Processing - 0.7%                                          197     Armor Holdings, Inc. (b)                                   7,307
                                                           117     Barnes Group, Inc.                                         3,179
                                                           128     Brady Corp.                                                4,141
                                                           159     Clarcor, Inc.                                              8,262
                                                           197     Hexcel Corp. (b)                                           3,055
                                                           478     Olin Corp.                                                10,659
                                                           159     Tredegar Corp.                                             2,681
                                                                                                                        -----------
                                                                                                                             47,303
-----------------------------------------------------------------------------------------------------------------------------------
Diversified Production - 0.2%                              372     Thomas & Betts Corp. (b)                                  12,016
-----------------------------------------------------------------------------------------------------------------------------------
Drug & Grocery Store Chains - 0.4%                         357     Casey's General Stores, Inc.                               6,415
                                                           144     Great Atlantic & Pacific Tea Co. (b)                       2,146
                                                           107     Ingles Markets, Inc. Class A                               1,425
                                                           183     Longs Drug Stores Corp.                                    6,262
                                                            91     Nash Finch Co.                                             3,457

FAM Series Fund, Inc. - Mercury Small Cap Index Portfolio
Schedule of Investments as of March 31, 2005

Industry*                                          Shares Held     Common Stocks                                           Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                           250     Pathmark Stores, Inc. (b)                            $     1,578
                                                           196     Ruddick Corp.                                              4,537
                                                           104     Smart & Final, Inc. (b)                                    1,265
                                                            61     Weis Markets, Inc.                                         2,249
                                                           219     Wild Oats Markets, Inc. (b)                                2,328
                                                                                                                        -----------
                                                                                                                             31,662
-----------------------------------------------------------------------------------------------------------------------------------
Drugs & Pharmaceuticals - 2.3%                             106     Able Laboratories, Inc. (b)                                2,487
                                                           286     Adolor Corp. (b)                                           2,843
                                                           569     Alkermes, Inc. (b)                                         5,906
                                                           241     Alpharma, Inc. Class A                                     2,969
                                                           256     Atherogenics Inc. (b)                                      3,351
                                                            73     Bentley Pharmaceuticals, Inc. (b)                            537
                                                           468     BioMarin Pharmaceuticals, Inc. (b)                         2,410
                                                           114     Bone Care International, Inc. (b)                          2,957
                                                           103     Bradley Pharmaceuticals, Inc. (b)                            985
                                                           234     CV Therapeutics, Inc. (b)                                  4,764
                                                           122     Chattem, Inc. (b)                                          5,425
                                                           219     Connetics Corp. (b)                                        5,538
                                                           125     Cytogen Corp. (b)                                            724
                                                           357     Dendreon Corp. (b)                                         1,946
                                                           189     Depomed, Inc. (b)                                            745
                                                           282     Durect Corp. (b)                                           1,026
                                                           119     Dusa Pharmaceuticals, Inc. (b)                             1,039
                                                           150     Enzo Biochem, Inc. (b)                                     2,163
                                                           185     First Horizon Pharmaceutical Corp. (b)                     3,123
                                                           299     Genaera Corp. (b)                                            697
                                                           803     Genelabs Technologies (b)                                    482
                                                           238     Guilford Pharmaceuticals, Inc. (b)                           547
                                                           119     Hollis-Eden Pharmaceuticals (b)                              838
                                                           272     Immunogen, Inc. (b)                                        1,423
                                                           338     Impax Laboratories, Inc. (b)                               5,408
                                                           230     Indevus Pharmaceuticals, Inc. (b)                            639
                                                           252     Inspire Pharmaceuticals, Inc. (b)                          2,056
                                                           388     Isis Pharmaceuticals, Inc. (b)                             1,502
                                                           250     KV Pharmaceutical Co. Class A (b)                          5,800
                                                            88     Kos Pharmaceuticals, Inc. (b)                              3,668
                                                           511     Ligand Pharmaceuticals, Inc. Class B (b)                   2,928
                                                           498     Medarex, Inc. (b)                                          3,551
                                                           327     Medicines Co. (b)                                          7,410
                                                           135     Neopharm, Inc. (b)                                         1,049
                                                            85     NitroMed, Inc. (b)                                         1,471
                                                           170     Noven Pharmaceuticals, Inc. (b)                            2,883
                                                           221     Onyx Pharmaceuticals, Inc. (b)                             6,928
                                                           170     Pain Therapeutics, Inc. (b)                                  864
                                                           233     Par Pharmaceutical Cos., Inc. (b)                          7,792
                                                           133     Penwest Pharmaceuticals Co. (b)                            1,644
                                                           441     Perrigo Co.                                                8,445
                                                           104     Pharmacyclics, Inc. (b)                                      835
                                                            92     Pharmion Corp. (b)                                         2,668
                                                           195     Pozen, Inc. (b)                                            1,016
                                                           486     Praecis Pharmaceuticals, Inc. (b)                            510
                                                           206     Priority Healthcare Corp. (b)                              4,456
                                                           158     Quidel Corp. (b)                                             618
                                                           222     Regeneron Pharmaceuticals, Inc. (b)                        1,134
                                                            76     SFBC International, Inc. (b)                               2,678

FAM Series Fund, Inc. - Mercury Small Cap Index Portfolio
Schedule of Investments as of March 31, 2005

Industry*                                          Shares Held     Common Stocks                                           Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                           253     Salix Pharmaceuticals Ltd. (b)                       $     4,172
                                                            87     Santarus, Inc. (b)                                           423
                                                           224     Sciclone Pharmaceuticals, Inc. (b)                           636
                                                           369     SuperGen, Inc. (b)                                         1,793
                                                           132     United Therapeutics Corp. (b)                              6,032
                                                           539     Valeant Pharmaceuticals International                     12,138
                                                           492     Vertex Pharmaceuticals, Inc. (b)                           4,605
                                                           227     Zila, Inc. (b)                                               917
                                                                                                                        -----------
                                                                                                                            163,594
-----------------------------------------------------------------------------------------------------------------------------------
Education Services - 0.3%                                  188     Bright Horizons Family Solutions, Inc. (b)                 6,343
                                                            86     Educate, Inc. (b)                                          1,193
                                                           160     Princeton Review, Inc. (b)                                   882
                                                           102     Strayer Education, Inc.                                   11,559
                                                            84     Universal Technical Institute, Inc. (b)                    3,091
                                                                                                                        -----------
                                                                                                                             23,068
-----------------------------------------------------------------------------------------------------------------------------------
Electrical & Electronics - 0.3%                            260     Benchmark Electronics, Inc. (b)                            8,276
                                                            71     LeCroy Corp. (b)                                           1,216
                                                           112     OSI Systems, Inc. (b)                                      1,961
                                                           261     Plexus Corp. (b)                                           3,004
                                                           199     Power Integrations, Inc. (b)                               4,157
                                                           298     TTM Technologies, Inc. (b)                                 3,117
                                                           108     Universal Display Corp. (b)                                  755
                                                                                                                        -----------
                                                                                                                             22,486
-----------------------------------------------------------------------------------------------------------------------------------
Electrical Equipment &                                      96     AO Smith Corp.                                             2,772
Components - 0.8%                                          180     American Superconductor Corp. (b)                          1,796
                                                           235     Baldor Electric Co.                                        6,065
                                                           208     CTS Corp.                                                  2,704
                                                           166     Cohu, Inc.                                                 2,648
                                                           275     DDi Corp. (b)                                                770
                                                            94     Franklin Electric Co., Inc.                                3,547
                                                           238     General Cable Corp. (b)                                    2,873
                                                            86     Genlyte Group, Inc. (b)                                    7,737
                                                           160     Littelfuse, Inc. (b)                                       4,584
                                                           198     MKS Instruments, Inc. (b)                                  3,144
                                                            70     Powell Industries, Inc. (b)                                1,296
                                                           390     Power-One, Inc. (b)                                        1,895
                                                           135     Sonic Solutions, Inc. (b)                                  2,032
                                                           191     Spatialight, Inc. (b)(e)                                     953
                                                           327     Taser International, Inc. (b)(e)                           3,924
                                                           244     Technitrol, Inc.                                           3,640
                                                            92     Triumph Group, Inc. (b)                                    3,582
                                                                                                                        -----------
                                                                                                                             55,962
-----------------------------------------------------------------------------------------------------------------------------------
Electrical: Household Appliance - 0.0%                     174     Applica, Inc. (b)                                            880
                                                            20     National Presto Industries, Inc.                             806
                                                                                                                        -----------
                                                                                                                              1,686
-----------------------------------------------------------------------------------------------------------------------------------
Electronics - 0.4%                                         408     Aeroflex, Inc. (b)                                         3,807
                                                           214     Agilysys, Inc.                                             4,207
                                                            86     BEI Technologies, Inc.                                     2,061
                                                           185     California Micro Devices CP (b)                              934
                                                            79     Daktronics, Inc. (b)                                       1,710
                                                            96     EMS Technologies, Inc. (b)                                 1,306
                                                           134     II-VI, Inc. (b)                                            2,337
                                                           391     Kopin Corp. (b)                                            1,200
                                                           626     MRV Communications, Inc. (b)                               2,022
                                                           249     Methode Electronics, Inc.                                  3,015

FAM Series Fund, Inc. - Mercury Small Cap Index Portfolio
Schedule of Investments as of March 31, 2005

Industry*                                          Shares Held     Common Stocks                                           Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                            57     Multi-Fineline Electronix, Inc. (b)                  $     1,006
                                                           105     Park Electrochemical Corp.                                 2,127
                                                            42     Supertex, Inc. (b)                                           769
                                                                                                                        -----------
                                                                                                                             26,501
-----------------------------------------------------------------------------------------------------------------------------------
Electronics: Instruments Gauges                             81     Faro Technologies, Inc. (b)                                1,907
& Meters - 0.2%                                            155     Itron, Inc. (b)                                            4,594
                                                            67     Keithley Instruments, Inc.                                 1,081
                                                            56     Measurement Specialties, Inc. (b)                          1,288
                                                            56     Metrologic Instruments, Inc. (b)                           1,259
                                                            94     Zygo Corp. (b)                                             1,218
                                                                                                                        -----------
                                                                                                                             11,347
-----------------------------------------------------------------------------------------------------------------------------------
Electronics: Medical Systems - 0.8%                         65     Analogic Corp.                                             2,811
                                                            93     Aspect Medical Systems, Inc. (b)                           2,008
                                                           224     CTI Molecular Imaging, Inc. (b)                            4,540
                                                           152     Candela Corp. (b)                                          1,356
                                                           290     Cardiodynamics International Corp. (b)                       847
                                                            66     Datascope Corp.                                            2,018
                                                           134     EPIX Pharmaceuticals, Inc. (b)                               938
                                                           310     eResearch Technology, Inc. (b)                             3,652
                                                           143     Haemonetics Corp. (b)                                      6,029
                                                           147     Hologic, Inc. (b)                                          4,686
                                                           222     Illumina, Inc. (b)                                         1,794
                                                            63     IntraLase Corp. (b)                                        1,055
                                                           229     Intuitive Surgical, Inc. (b)                              10,413
                                                           143     Luminex Corp. (b)                                          1,077
                                                           161     Microvision, Inc. (b)                                        939
                                                           126     Possis Medical, Inc. (b)                                   1,055
                                                            58     Quality Systems, Inc.                                      2,456
                                                           222     TriPath Imaging, Inc. (b)                                  1,563
                                                           322     Visx, Inc. (b)                                             7,548
                                                           156     Wilson Greatbatch Technologies, Inc. (b)                   2,845
                                                            74     Zoll Medical Corp. (b)                                     1,667
                                                                                                                        -----------
                                                                                                                             61,297
-----------------------------------------------------------------------------------------------------------------------------------
Electronics: Semiconductors/                               178     AMIS Holdings, Inc. (b)                                    2,010
Components - 1.7%                                          191     Actel Corp. (b)                                            2,938
                                                           217     Alliance Semiconductor Corp. (b)                             540
                                                           508     Cirrus Logic, Inc. (b)                                     2,296
                                                           213     DSP Group, Inc. (b)                                        5,487
                                                            61     Diodes, Inc. (b)                                           1,655
                                                           261     ESS Technology (b)                                         1,375
                                                           296     Exar Corp. (b)                                             3,966
                                                            64     Excel Technology, Inc. (b)                                 1,573
                                                           198     Formfactor, Inc. (b)                                       4,483
                                                           194     Genesis Microchip, Inc. (b)                                2,803
                                                           153     IXYS Corp. (b)                                             1,750
                                                           669     Integrated Device Technology, Inc. (b)                     8,048
                                                           268     Integrated Silicon Solutions, Inc. (b)                     1,796
                                                           694     Lattice Semiconductor Corp. (b)                            3,727
                                                           242     MIPS Technologies, Inc. (b)                                2,783
                                                           149     Merix Corp. (b)                                            1,670
                                                           421     Micrel, Inc. (b)                                           3,882
                                                           374     Microsemi Corp. (b)                                        6,092
                                                           297     Microtune, Inc. (b)                                        1,280
                                                           774     Mindspeed Technologies, Inc. (b)                           1,726
                                                           200     Monolithic System Technology, Inc. (b)                     1,170

FAM Series Fund, Inc. - Mercury Small Cap Index Portfolio
Schedule of Investments as of March 31, 2005

Industry*                                          Shares Held     Common Stocks                                           Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                           738     ON Semiconductor Corp. (b)                           $     2,915
                                                           382     Omnivision Technologies, Inc. (b)                          5,787
                                                           117     PLX Technology, Inc. (b)                                   1,229
                                                           183     Pericom Semiconductor Corp. (b)                            1,568
                                                           244     Pixelworks, Inc. (b)                                       1,989
                                                           127     Planar Systems, Inc. (b)                                   1,146
                                                            54     Portalplayer, Inc. (b)                                     1,233
                                                         1,186     RF Micro Devices, Inc. (b)                                 6,191
                                                            81     SBS Technologies, Inc. (b)                                   903
                                                           170     Sigmatel, Inc. (b)                                         6,363
                                                           472     Silicon Image, Inc. (b)                                    4,748
                                                           493     Silicon Storage Technology, Inc. (b)                       1,834
                                                            27     Siliconix, Inc. (b)                                          953
                                                           188     Sipex Corp. (b)                                              436
                                                            55     Sirf Technology Holdings, Inc. (b)                           614
                                                           955     Skyworks Solutions, Inc. (b)                               6,064
                                                           161     Tessera Technologies, Inc. (b)                             6,960
                                                           900     Transmeta Corp. (b)                                          837
                                                           839     Triquint Semiconductor, Inc. (b)                           2,836
                                                         1,360     Vitesse Semiconductor Corp. (b)                            3,645
                                                            42     Volterra Semiconductor Corp. (b)                             567
                                                                                                                        -----------
                                                                                                                            121,868
-----------------------------------------------------------------------------------------------------------------------------------
Electronics: Technology - 0.8%                             224     Checkpoint Systems, Inc. (b)                               3,781
                                                           186     Coherent, Inc. (b)                                         6,279
                                                            86     Cubic Corp.                                                1,629
                                                           168     DRS Technologies, Inc. (b)                                 7,140
                                                            90     EDO Corp.                                                  2,705
                                                           100     Herley Industries, Inc. (b)                                1,711
                                                           546     Identix, Inc. (b)                                          2,757
                                                            54     Innovative Solutions & Support, Inc. (b)                   1,715
                                                           198     Intermagnetics General Corp. (b)                           4,819
                                                           534     Kemet Corp. (b)                                            4,139
                                                            76     Scansource, Inc. (b)                                       3,939
                                                           534     Titan Corp. (b)                                            9,697
                                                           323     Trimble Navigation Ltd. (b)                               10,921
                                                                                                                        -----------
                                                                                                                             61,232
-----------------------------------------------------------------------------------------------------------------------------------
Energy Equipment - 0.1%                                    406     Capstone Turbine Corp. (b)                                   629
                                                           263     Global Power Equipment Group, Inc. (b)                     2,520
                                                           323     Plug Power, Inc. (b)                                       2,132
                                                                                                                        -----------
                                                                                                                              5,281
-----------------------------------------------------------------------------------------------------------------------------------
Energy Miscellaneous - 0.8%                              2,866     Calpine Corp. (b)                                          8,025
                                                            27     Crosstex Energy, Inc.                                      1,182
                                                           312     FuelCell Energy, Inc. (b)                                  3,114
                                                           117     Holly Corp.                                                4,361
                                                           280     KFX, Inc. (b)                                              3,752
                                                           146     Matrix Service Co. (b)                                       635
                                                           108     Penn Virginia Corp.                                        4,957
                                                           148     Syntroleum Corp. (b)                                       1,812
                                                           421     Tesoro Corp. (b)                                          15,585
                                                           165     Tetra Technologies, Inc. (b)                               4,693
                                                           206     Veritas DGC, Inc. (b)                                      6,172
                                                                                                                        -----------
                                                                                                                             54,288
-----------------------------------------------------------------------------------------------------------------------------------
Engineering & Contracting                                  332     Dycom Industries, Inc. (b)                                 7,633
Services - 0.2%                                            273     Integrated Electrical Services, Inc. (b)                     753
                                                            45     Layne Christensen Co. (b)                                    777

FAM Series Fund, Inc. - Mercury Small Cap Index Portfolio
Schedule of Investments as of March 31, 2005

Industry*                                          Shares Held     Common Stocks                                           Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                           434     Quanta Services, Inc. (b)                            $     3,311
                                                           192     URS Corp. (b)                                              5,520
                                                                                                                        -----------
                                                                                                                             17,994
-----------------------------------------------------------------------------------------------------------------------------------
Entertainment - 0.4%                                        64     Carmike Cinemas, Inc.                                      2,386
                                                           213     Gaylord Entertainment Co. (b)                              8,605
                                                           375     Hollywood Entertainment Corp. (b)                          4,939
                                                            67     Lodgenet Entertainment Corp. (b)                           1,262
                                                           186     Movie Gallery, Inc.                                        5,334
                                                            85     Speedway Motorsports, Inc.                                 3,035
                                                                                                                        -----------
                                                                                                                             25,561
-----------------------------------------------------------------------------------------------------------------------------------
Fertilizers - 0.2%                                         738     The Mosaic Co. (b)                                        12,590
                                                           355     Terra Industries, Inc. (b)                                 2,755
                                                                                                                        -----------
                                                                                                                             15,345
-----------------------------------------------------------------------------------------------------------------------------------
Finance Companies - 0.1%                                   114     Accredited Home Lenders Holding Co. (b)                    4,130
                                                            75     Asta Funding, Inc.                                         1,588
                                                            51     Credit Acceptance Corporation (b)                          1,009
                                                            45     Ladenburg Thalmann Financial Services, Inc. (b)               31
                                                            70     MortgageIT Holdings, Inc.                                  1,117
                                                            91     World Acceptance Corp. (b)                                 2,322
                                                                                                                        -----------
                                                                                                                             10,197
-----------------------------------------------------------------------------------------------------------------------------------
Finance: Small Loan - 0.1%                                  76     Collegiate Funding Services LLC (b)                        1,184
                                                            91     Encore Capital Group, Inc. (b)                             1,324
                                                            41     Nelnet, Inc. Class A (b)                                   1,305
                                                                                                                        -----------
                                                                                                                              3,813
-----------------------------------------------------------------------------------------------------------------------------------
Financial Data Processing Services                         173     Advent Software, Inc. (b)                                  3,145
& Systems - 0.7%                                            68     CCC Information Services Group (b)                         1,554
                                                           103     Carreker Corp. (b)                                           578
                                                           111     CompuCredit Corp. (b)                                      2,955
                                                           276     Corillian Corp. (b)                                          960
                                                           217     Cybersource Corp. (b)                                      1,118
                                                           249     Digital Insight Corp. (b)                                  4,084
                                                           301     eFunds Corp. (b)                                           6,718
                                                           181     eSpeed, Inc. Class A (b)                                   1,665
                                                           384     Hypercom Corp. (b)                                         1,816
                                                            76     iPayment, Inc. (b)                                         3,207
                                                           200     John H Harland Co.                                         6,872
                                                           214     Kronos, Inc. (b)                                          10,938
                                                           219     NDCHealth Corp.                                            3,500
                                                           208     PRG-Schultz International, Inc. (b)                        1,042
                                                                                                                        -----------
                                                                                                                             50,152
-----------------------------------------------------------------------------------------------------------------------------------
Financial Information Services - 0.2%                      189     Factset Research Systems, Inc.                             6,239
                                                           660     Homestore, Inc. (b)                                        1,465
                                                           220     Interactive Data Corp. (b)                                 4,565
                                                           430     S1 Corp. (b)                                               2,984
                                                                                                                        -----------
                                                                                                                             15,253
-----------------------------------------------------------------------------------------------------------------------------------
Financial Miscellaneous - 0.7%                              72     ACE Cash Express, Inc. (b)                                 1,638
                                                           145     Advanta Corp. Class B                                      3,335
                                                            33     Asset Acceptance Capital Corp. (b)                           630
                                                           203     Cash America International, Inc.                           4,452
                                                            13     Enstar Group, Inc. (b)                                       780
                                                            71     Federal Agricultural Mortgage Corp. Class B                1,242
                                                           126     Financial Federal Corp.                                    4,457
                                                            93     First Cash Financial Services, Inc. (b)                    1,969
                                                           119     Harris & Harris Group, Inc. (b)                            1,433
                                                           127     LandAmerica Financial Group, Inc.                          6,354

FAM Series Fund, Inc. - Mercury Small Cap Index Portfolio
Schedule of Investments as of March 31, 2005

Industry*                                          Shares Held     Common Stocks                                           Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                           192     Metris Cos., Inc. (b)                                $     2,225
                                                            90     Portfolio Recovery Associates, Inc. (b)                    3,063
                                                            53     Sanders Morris Harris Group, Inc.                            958
                                                           321     Sotheby's Holdings Class A (b)                             5,444
                                                            89     Sterling Bancorp                                           2,160
                                                           106     Stewart Information Services Corp.                         3,977
                                                            53     Triad Guaranty, Inc. (b)                                   2,788
                                                            48     WSFS Financial Corp.                                       2,523
                                                                                                                        -----------
                                                                                                                             49,428
-----------------------------------------------------------------------------------------------------------------------------------
Foods - 0.8%                                               122     American Italian Pasta Co. Class A                         3,343
                                                           125     Cal-Maine Foods, Inc.                                        982
                                                           289     Chiquita Brands International, Inc.                        7,739
                                                           219     Flowers Foods, Inc.                                        6,178
                                                           192     Hain Celestial Group, Inc. (b)                             3,579
                                                            30     J&J Snack Foods Corp.                                      1,405
                                                            53     John B. Sanfilippo & SON (b)                               1,303
                                                           195     Lance, Inc.                                                3,134
                                                            90     Natures Sunshine Prods, Inc.                               1,545
                                                           322     Performance Food Group Co. (b)                             8,913
                                                            36     Provide Commerce, Inc. (b)                                 1,040
                                                           194     Ralcorp Holdings, Inc.                                     9,186
                                                            78     Sanderson Farms, Inc.                                      3,370
                                                             2     Seaboard Corp.                                             2,146
                                                           289     Sensient Technologies Corp.                                6,231
                                                                                                                        -----------
                                                                                                                             60,094
-----------------------------------------------------------------------------------------------------------------------------------
Forest Products - 0.3%                                      54     Deltic Timber Corp.                                        2,111
                                                           310     Longview Fibre Co.                                         5,816
                                                           130     Pope & Talbot, Inc.                                        2,285
                                                           204     Potlatch Corp.                                             9,602
                                                            93     Universal Forest Products, Inc.                            3,613
                                                                                                                        -----------
                                                                                                                             23,427
-----------------------------------------------------------------------------------------------------------------------------------
Forms & Bulk Printing Services - 0.0%                      193     Ennis, Inc.                                                3,266
-----------------------------------------------------------------------------------------------------------------------------------
Funeral Parlors & Cemeteries - 0.1%                        296     Alderwoods Group, Inc. (b)                                 3,682
                                                           653     Stewart Enterprises, Inc. Class A                          4,016
                                                                                                                        -----------
                                                                                                                              7,698
-----------------------------------------------------------------------------------------------------------------------------------
Glass - 0.0%                                               219     Apogee Enterprises, Inc.                                   3,127
-----------------------------------------------------------------------------------------------------------------------------------
Gold - 0.1%                                              1,647     Coeur d'Alene Mines Corp. (b)                              6,044
                                                           133     Royal Gold, Inc.                                           2,438
                                                                                                                        -----------
                                                                                                                              8,482
-----------------------------------------------------------------------------------------------------------------------------------
Health Care Facilities - 0.9%                              202     American Healthways, Inc. (b)                              6,670
                                                           672     Beverly Enterprises, Inc. (b)                              8,319
                                                           143     Genesis HealthCare Corp. (b)                               6,133
                                                           190     Kindred Healthcare, Inc. (b)                               6,669
                                                           114     LCA-Vision, Inc.                                           3,796
                                                           267     LifePoint Hospitals, Inc. (b)                             11,705
                                                            32     National Healthcare Corp.                                  1,095
                                                           101     Psychiatric Solutions, Inc. (b)                            4,646
                                                            96     Res-Care, Inc. (b)                                         1,201
                                                            97     Sunrise Senior Living, Inc. (b)                            4,714
                                                           198     United Surgical Partners International, Inc. (b)           9,062
                                                                                                                        -----------
                                                                                                                             64,010
-----------------------------------------------------------------------------------------------------------------------------------
Health Care Management Services - 1.0%                     314     AMERIGROUP Corp. (b)                                      11,480
                                                           211     Allscripts Healthcare Solutions, Inc. (b)                  3,017
                                                           215     Amsurg Corp. (b)                                           5,440
                                                           284     Centene Corp. (b)                                          8,517

FAM Series Fund, Inc. - Mercury Small Cap Index Portfolio
Schedule of Investments as of March 31, 2005

Industry*                                          Shares Held     Common Stocks                                           Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                           197     Cerner Corp. (b)                                     $    10,344
                                                            63     Computer Programs & Systems, Inc.                          1,769
                                                            28     Corvel Corp. (b)                                             597
                                                           223     Eclipsys Corp. (b)                                         3,452
                                                           324     Hooper Holmes, Inc.                                        1,238
                                                            58     Molina Healthcare, Inc. (b)                                2,673
                                                           237     OCA, Inc. (b)                                              1,007
                                                           168     Omnicell, Inc. (b)                                         1,211
                                                           141     Pediatrix Medical Group, Inc. (b)                          9,671
                                                           172     Per-Se Technologies, Inc. (b)                              2,640
                                                           144     Sierra Health Services (b)                                 9,193
                                                            49     WellCare Health Plans, Inc. (b)                            1,493
                                                                                                                        -----------
                                                                                                                             73,742
-----------------------------------------------------------------------------------------------------------------------------------
Health Care Services - 0.6%                                107     Alliance Imaging, Inc. (b)                                 1,022
                                                            97     Amedisys, Inc. (b)                                         2,934
                                                           315     Apria Healthcare Group, Inc. (b)                          10,111
                                                            73     Bio-Reference Labs, Inc. (b)                               1,016
                                                           193     Gentiva Health Services, Inc. (b)                          3,123
                                                            97     Healthcare Services Group                                  2,352
                                                           124     IDX Systems Corp. (b)                                      4,307
                                                           126     LabOne, Inc. (b)                                           4,344
                                                           115     Matria Healthcare, Inc. (b)                                3,532
                                                           261     Odyssey HealthCare, Inc. (b)                               3,069
                                                           326     Province Healthcare Co. (b)                                7,853
                                                            72     Symbion, Inc. (b)                                          1,539
                                                            78     VistaCare, Inc. Class A (b)                                1,597
                                                                                                                        -----------
                                                                                                                             46,799
-----------------------------------------------------------------------------------------------------------------------------------
Homebuilding - 0.5%                                        282     Beazer Homes USA, Inc.                                    14,060
                                                            39     Dominion Homes, Inc. (b)                                     660
                                                            86     Levitt Corp. Class A                                       2,205
                                                            89     M/I Homes, Inc.                                            4,355
                                                           148     Meritage Homes Corp. (b)                                   8,720
                                                            42     Technical Olympic USA, Inc.                                1,268
                                                            22     William Lyon Homes, Inc. (b)                               1,687
                                                                                                                        -----------
                                                                                                                             32,955
-----------------------------------------------------------------------------------------------------------------------------------
Hotel/Motel - 0.0%                                         111     Marcus Corp.                                               2,276
-----------------------------------------------------------------------------------------------------------------------------------
Household Furnishings - 0.5%                                60     American Woodmark Corp.                                    2,177
                                                            43     Bassett Furniture Industries, Inc.                           847
                                                           188     The Bombay Co., Inc. (b)                                     996
                                                            59     Department 56 (b)                                          1,030
                                                           205     Ethan Allen Interiors, Inc.                                6,560
                                                           306     Furniture Brands International, Inc.                       6,674
                                                           144     Haverty Furniture Cos., Inc.                               2,196
                                                            99     Kirkland's, Inc. (b)                                       1,095
                                                           378     La-Z-Boy, Inc.                                             5,266
                                                           110     Libbey, Inc.                                               2,310
                                                           258     Select Comfort Corp. (b)                                   5,274
                                                            26     Stanley Furniture Co., Inc.                                1,229
                                                           145     Tempur-Pedic International, Inc. (b)                       2,706
                                                                                                                        -----------
                                                                                                                             38,360
-----------------------------------------------------------------------------------------------------------------------------------
Identification Control &                                   169     Advanced Energy Industries, Inc. (b)                       1,634
Filter Devices - 0.9%                                      257     Artesyn Technologies, Inc. (b)                             2,238
                                                           259     Asyst Technologies Inc. (b)                                1,241
                                                           146     C&D Technologies, Inc.                                     1,467
                                                           120     CUNO, Inc. (b)                                             6,167

FAM Series Fund, Inc. - Mercury Small Cap Index Portfolio
Schedule of Investments as of March 31, 2005

Industry*                                          Shares Held     Common Stocks                                           Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                            79     ESCO Technologies, Inc. (b)                          $     6,348
                                                           341     Flowserve Corp. (b)                                        8,822
                                                            39     The Gorman-Rupp Co.                                          837
                                                           343     IDEX Corp.                                                13,840
                                                           202     Magnetek, Inc. (b)                                         1,077
                                                           134     Mine Safety Appliances Co.                                 5,191
                                                           206     Paxar Corp. (b)                                            4,396
                                                           192     RAE Systems, Inc. (b)                                        589
                                                            52     Robbins & Myers, Inc.                                      1,145
                                                           190     Veeco Instruments, Inc. (b)                                2,860
                                                           105     Vicor Corp.                                                1,096
                                                           229     Viisage Technology, Inc. (b)                                 772
                                                           174     Watts Water Technologies, Inc. Class A                     5,674
                                                           167     X-Rite, Inc.                                               2,512
                                                                                                                        -----------
                                                                                                                             67,906
-----------------------------------------------------------------------------------------------------------------------------------
Insurance: Life - 0.6%                                     271     AmerUs Group Co.                                          12,805
                                                           184     American Equity Investment Life Holding Co.                2,353
                                                           270     Ceres Group, Inc. (b)                                      1,466
                                                           155     Citizens, Inc. (b)                                           891
                                                           152     Delphi Financial Group Class A                             6,536
                                                            14     Kansas City Life Ins Co.                                     678
                                                            16     National Western Life Insurance Co. Class A (b)            2,735
                                                           586     The Phoenix Cos., Inc.                                     7,489
                                                           112     Presidential Life Corp.                                    1,823
                                                           206     Universal American Financial Corp. (b)                     3,564
                                                                                                                        -----------
                                                                                                                             40,340
-----------------------------------------------------------------------------------------------------------------------------------
Insurance: Multiline - 0.4%                                186     Alfa Corp.                                                 2,688
                                                            66     CNA Surety Corp. (b)                                         898
                                                            65     FBL Financial Group, Inc. Class A                          1,820
                                                           145     HealthExtras, Inc. (b)                                     2,414
                                                           190     Hilb Rogal & Hobbs Co.                                     6,802
                                                           256     Horace Mann Educators Corp.                                4,541
                                                           238     UICI                                                       5,772
                                                            80     Zenith National Insurance Corp.                            4,149
                                                                                                                        -----------
                                                                                                                             29,084
-----------------------------------------------------------------------------------------------------------------------------------
Insurance: Property-Casualty - 1.3%                        110     21st Century Insurance Group                               1,535
                                                            67     American Physicians Capital, Inc. (b)                      2,296
                                                           178     Argonaut Group, Inc. (b)                                   3,777
                                                            35     Baldwin & Lyons, Inc. Class B                                908
                                                            75     Bristol West Holdings, Inc.                                1,162
                                                           152     Commerce Group, Inc.                                       9,421
                                                           269     Danielson Holdings Corp. (b)                               4,640
                                                           120     Direct General Corp.                                       2,465
                                                            64     FPIC Insurance Group, Inc. (b)                             2,058
                                                            65     Harleysville Group, Inc.                                   1,291
                                                           150     Infinity Property & Casualty Corp.                         4,689
                                                            44     The Midland Co.                                            1,386
                                                            73     Navigators Group, Inc. (b)                                 2,420
                                                           426     Ohio Casualty Corp. (b)                                    9,789
                                                           210     PMA Capital Corp. Class A (b)                              1,680
                                                           125     Philadelphia Consolidated Holding Co. (b)                  9,691
                                                           160     ProAssurance Corp. (b)                                     6,320
                                                           136     RLI Corp.                                                  5,637
                                                            82     Safety Insurance Group, Inc.                               2,539
                                                           194     Selective Insurance Group                                  8,969

FAM Series Fund, Inc. - Mercury Small Cap Index Portfolio
Schedule of Investments as of March 31, 2005

Industry*                                          Shares Held     Common Stocks                                           Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                            70     State Auto Financial Corp.                           $     1,863
                                                           125     Tower Group, Inc.                                          1,668
                                                            74     United America Indemnity, Ltd. (b)                         1,394
                                                           110     United Fire & Casualty Co.                                 3,721
                                                           320     Vesta Insurance Group, Inc.                                1,136
                                                                                                                        -----------
                                                                                                                             92,455
-----------------------------------------------------------------------------------------------------------------------------------
Investment Management Companies - 0.6%                     168     Affiliated Managers Group (b)                             10,421
                                                           442     Apollo Investment Corp.                                    7,417
                                                            87     Ares Capital Corp.                                         1,427
                                                           165     Calamos Asset Management, Inc. Class A                     4,442
                                                            12     Capital Southwest Corp.                                      949
                                                            33     Gabelli Asset Management, Inc. Class A                     1,473
                                                           251     MCG Capital Corp.                                          3,862
                                                           123     NGP Capital Resources Co.                                  1,978
                                                           208     National Financial Partners Corp.                          8,278
                                                                                                                        -----------
                                                                                                                             40,247
-----------------------------------------------------------------------------------------------------------------------------------
Jewelry Watches & Gemstones - 0.0%                         122     Movado Group, Inc.                                         2,257
-----------------------------------------------------------------------------------------------------------------------------------
Leisure Time - 0.7%                                         76     Action Performance Cos., Inc.                              1,005
                                                           469     Callaway Golf Co.                                          6,003
                                                           249     K2, Inc. (b)                                               3,424
                                                            63     Life Time Fitness, Inc. (b)                                1,700
                                                           432     Penn National Gaming, Inc. (b)                            12,692
                                                           337     SCP Pool Corp.                                            10,737
                                                           667     Six Flags, Inc. (b)                                        2,748
                                                            59     Steinway Musical Instruments (b)                           1,768
                                                           190     Sturm Ruger & Co., Inc.                                    1,317
                                                           146     Vail Resorts, Inc. (b)                                     3,687
                                                           101     West Marine, Inc. (b)                                      2,147
                                                                                                                        -----------
                                                                                                                             47,228
-----------------------------------------------------------------------------------------------------------------------------------
Machine Tools - 0.1%                                       208     Lincoln Electric Holdings, Inc.                            6,257
-----------------------------------------------------------------------------------------------------------------------------------
Machinery & Engineering - 0.1%                             188     Applied Industrial Technologies, Inc.                      5,114
-----------------------------------------------------------------------------------------------------------------------------------
Machinery: Agricultural - 0.0%                              59     Lindsay Manufacturing Co.                                  1,126
-----------------------------------------------------------------------------------------------------------------------------------
Machinery: Construction &                                   60     ASV, Inc. (b)                                              2,379
Handling - 0.5%                                             69     Astec Industries, Inc. (b)                                 1,521
                                                           208     Manitowoc Co.                                              8,401
                                                            26     NACCO Industries, Inc. Class A                             2,650
                                                           166     Stewart & Stevenson Services                               3,800
                                                           317     Terex Corp. (b)                                           13,726
                                                                                                                        -----------
                                                                                                                             32,477
-----------------------------------------------------------------------------------------------------------------------------------
Machinery: Industrial/Specialty - 1.0%                     183     Actuant Corp. Class A (b)                                  8,220
                                                           125     EnPro Industries, Inc. (b)                                 3,438
                                                           255     FSI International, Inc. (b)                                1,079
                                                           117     Gardner Denver, Inc. (b)                                   4,623
                                                           520     Joy Global, Inc.                                          18,231
                                                            71     Kadant, Inc. (b)                                           1,317
                                                           251     Kennametal, Inc.                                          11,920
                                                            38     Middleby Corp.                                             1,877
                                                           339     Milacron, Inc. (b)                                         1,034
                                                           188     Nordson Corp.                                              6,922
                                                           119     Tecumseh Products Co. Class A                              4,714
                                                            63     Tennant Co.                                                2,437
                                                            84     Thomas Industries, Inc.                                    3,330
                                                            57     Woodward Governor Co.                                      4,087
                                                                                                                        -----------
                                                                                                                             73,229
-----------------------------------------------------------------------------------------------------------------------------------

FAM Series Fund, Inc. - Mercury Small Cap Index Portfolio
Schedule of Investments as of March 31, 2005

Industry*                                          Shares Held     Common Stocks                                           Value
-----------------------------------------------------------------------------------------------------------------------------------
Machinery: Oil Well Equipment                               84     CARBO Ceramics, Inc.                                 $     5,893
& Services - 1.5%                                          265     Cal Dive International, Inc. (b)                          12,004
                                                           483     Global Industries Ltd. (b)                                 4,540
                                                            75     Gulf Island Fabrication, Inc.                              1,760
                                                           477     Hanover Compressor Co. (b)                                 5,757
                                                           347     Helmerich & Payne, Inc.                                   13,772
                                                           116     Hydril (b)                                                 6,776
                                                           391     Input/Output, Inc. (b)                                     2,522
                                                           821     Key Energy Services, Inc. (b)                              9,417
                                                            35     Lufkin Industries, Inc.                                    1,690
                                                           482     Newpark Resources (b)                                      2,839
                                                           178     Oceaneering International, Inc. (b)                        6,675
                                                           217     Oil States International, Inc. (b)                         4,459
                                                           518     Parker Drilling Co. (b)                                    2,979
                                                           123     RPC, Inc.                                                  1,868
                                                           132     SEACOR Holdings, Inc. (b)                                  8,415
                                                           326     Superior Energy Services (b)                               5,607
                                                           128     Universal Compression Holdings, Inc. (b)                   4,847
                                                           140     W-H Energy Services, Inc. (b)                              3,350
                                                                                                                        -----------
                                                                                                                            105,170
-----------------------------------------------------------------------------------------------------------------------------------
Machinery: Specialty - 0.4%                                110     Applied Films Corp. (b)                                    2,543
                                                            90     Bucyrus International, Inc.                                3,515
                                                            71     Cascade Corp.                                              2,485
                                                           155     Engineered Support Systems, Inc.                           8,296
                                                           196     Helix Technology Corp.                                     3,032
                                                           309     JLG Industries, Inc.                                       6,659
                                                            73     Semitool, Inc. (b)                                           745
                                                                                                                        -----------
                                                                                                                             27,275
-----------------------------------------------------------------------------------------------------------------------------------
Manufactured Housing - 0.1%                                437     Champion Enterprises, Inc. (b)                             4,108
                                                            33     Skyline Corp.                                              1,270
                                                                                                                        -----------
                                                                                                                              5,378
-----------------------------------------------------------------------------------------------------------------------------------
Manufacturing - 0.2%                                       290     Federal Signal Corp.                                       4,399
                                                           214     Rayovac Corp. (b)                                          8,902
                                                            63     Standex International Corp.                                1,720
                                                                                                                        -----------
                                                                                                                             15,021
-----------------------------------------------------------------------------------------------------------------------------------
Medical & Dental Instruments                               136     Abaxis, Inc. (b)                                           1,204
& Supplies - 2.8%                                           83     Abiomed, Inc. (b)                                            878
                                                           247     Advanced Medical Optics, Inc. (b)                          8,944
                                                           142     Advanced Neuromodulation Systems, Inc. (b)                 3,807
                                                           319     Align Technology, Inc. (b)                                 1,991
                                                           356     American Medical Systems Holdings, Inc. (b)                6,116
                                                            52     Animas Corp. (b)                                           1,051
                                                           111     Arrow International, Inc.                                  3,813
                                                           106     Bio-Rad Laboratories, Inc. Class A (b)                     5,163
                                                           157     Biolase Technology, Inc.                                   1,334
                                                            91     Biosite, Inc. (b)                                          4,735
                                                           362     Cardiac Science, Inc. (b)                                    416
                                                           249     Cepheid, Inc. (b)                                          2,408
                                                            42     Closure Medical Corp. (b)                                  1,121
                                                           134     Conceptus, Inc. (b)                                        1,045
                                                           212     Conmed Corp. (b)                                           6,385
                                                           127     Cyberonics, Inc. (b)                                       5,610
                                                           105     DJ Orthopedics, Inc. (b)                                   2,630
                                                           141     Diagnostic Products Corp.                                  6,810
                                                           243     Encore Medical Corp. (b)                                   1,307

FAM Series Fund, Inc. - Mercury Small Cap Index Portfolio
Schedule of Investments as of March 31, 2005

Industry*                                          Shares Held     Common Stocks                                           Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                           134     I-Flow Corp. (b)                                     $     2,121
                                                            84     ICU Medical, Inc. (b)                                      2,982
                                                           281     Immucor, Inc. (b)                                          8,483
                                                           182     Invacare Corp.                                             8,123
                                                           100     Inverness Medical Innovations, Inc. (b)                    2,350
                                                           167     Kyphon, Inc. (b)                                           4,203
                                                            48     Landauer, Inc.                                             2,282
                                                           112     Laserscope (b)                                             3,555
                                                           216     Lifecell Corp. (b)                                         1,922
                                                           278     Mentor Corp.                                               8,924
                                                           174     Merit Medical Systems, Inc. (b)                            2,086
                                                           213     Microtek Medical Holdings, Inc. (b)                          763
                                                           117     Molecular Devices Corp. (b)                                2,223
                                                           221     OraSure Technologies, Inc. (b)                             1,627
                                                           298     Orthologic Corp. (b)                                       1,508
                                                           236     Orthovita, Inc. (b)                                          802
                                                           242     Owens & Minor, Inc.                                        6,570
                                                           415     PSS World Medical, Inc. (b)                                4,719
                                                            90     Palomar Medical Technologies, Inc. (b)                     2,427
                                                           184     PolyMedica Corp.                                           5,844
                                                            87     SonoSite, Inc. (b)                                         2,260
                                                           441     Steris Corp. (b)                                          11,135
                                                           108     SurModics, Inc. (b)                                        3,446
                                                           241     Sybron Dental Specialties, Inc. (b)                        8,652
                                                           284     Techne Corp. (b)                                          11,411
                                                           340     ThermoGenesis Corp. (b)                                    1,683
                                                           326     Thoratec Corp. (b)                                         3,984
                                                           194     Ventana Medical Systems (b)                                7,267
                                                           183     Viasys Healthcare, Inc. (b)                                3,492
                                                            24     Vital Signs, Inc.                                            957
                                                           176     West Pharmaceutical Services, Inc.                         4,206
                                                           189     Wright Medical Group, Inc. (b)                             4,536
                                                                                                                        -----------
                                                                                                                            203,311
-----------------------------------------------------------------------------------------------------------------------------------
Medical Services - 0.2%                                     82     America Service Group, Inc. (b)                            1,815
                                                           174     Hanger Orthopedic Group, Inc. (b)                          1,035
                                                           190     Magellan Health Services, Inc. (b)                         6,470
                                                           107     Option Care, Inc.                                          2,203
                                                           149     Parexel International Corp. (b)                            3,502
                                                            90     RehabCare Group, Inc. (b)                                  2,584
                                                                                                                        -----------
                                                                                                                             17,609
-----------------------------------------------------------------------------------------------------------------------------------
Metal Fabricating - 1.1%                                    80     CIRCOR International, Inc.                                 1,972
                                                           402     Commercial Metals Co.                                     13,624
                                                           129     Encore Wire Corp. (b)                                      1,316
                                                           171     Kaydon Corp.                                               5,369
                                                           181     Lone Star Technologies (b)                                 7,137
                                                           267     Maverick Tube Corp. (b)                                    8,680
                                                           154     Metals USA, Inc. (b)                                       3,017
                                                           146     NN, Inc.                                                   1,799
                                                           133     NS Group, Inc. (b)                                         4,178
                                                            44     Penn Engineering & Manufacturing Corp.                       794
                                                           116     Quanex Corp.                                               6,185
                                                           118     RTI International Metals, Inc. (b)                         2,761
                                                           174     Reliance Steel & Aluminum Co.                              6,962
                                                           179     Ryerson Tull, Inc.                                         2,268
                                                           438     The Shaw Group, Inc. (b)                                   9,548

FAM Series Fund, Inc. - Mercury Small Cap Index Portfolio
Schedule of Investments as of March 31, 2005

Industry*                                          Shares Held     Common Stocks                                           Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                            75     Valmont Industries, Inc.                             $     1,674
                                                                                                                        -----------
                                                                                                                             77,284
-----------------------------------------------------------------------------------------------------------------------------------
Metals & Minerals Miscellaneous - 0.5%                     118     AMCOL International Corp.                                  2,214
                                                           107     Brush Engineered Materials, Inc. (b)                       2,036
                                                            74     Cleveland-Cliffs, Inc.                                     5,392
                                                           120     Compass Minerals International, Inc.                       3,054
                                                           613     GrafTech International Ltd. (b)                            3,488
                                                           844     Hecla Mining Co. (b)                                       4,625
                                                           128     Minerals Technologies, Inc.                                8,420
                                                           240     Stillwater Mining Co. (b)                                  2,364
                                                            31     Titanium Metals Corp. (b)                                  1,116
                                                                                                                        -----------
                                                                                                                             32,709
-----------------------------------------------------------------------------------------------------------------------------------
Milling: Fruit & Grain Processing - 0.2%                   500     Corn Products International, Inc.                         12,995
                                                            91     MGP Ingredients, Inc.                                        759
                                                                                                                        -----------
                                                                                                                             13,754
-----------------------------------------------------------------------------------------------------------------------------------
Miscellaneous Health Care - 0.1%                           264     NeighborCare, Inc. (b)                                     7,722
-----------------------------------------------------------------------------------------------------------------------------------
Miscellaneous Materials &                                  169     Ceradyne, Inc. (b)                                         3,780
Commodities - 0.2%                                         197     Symyx Technologies (b)                                     4,344
                                                            95     WD-40 Co.                                                  3,087
                                                                                                                        -----------
                                                                                                                             11,211
-----------------------------------------------------------------------------------------------------------------------------------
Miscellaneous Materials &                                  196     Insituform Technologies, Inc. Class A (b)                  2,844
Processing - 0.3%                                          128     Metal Management, Inc.                                     3,287
                                                            99     Rogers Corp. (b)                                           3,960
                                                           505     USEC, Inc.                                                 8,221
                                                                                                                        -----------
                                                                                                                             18,312
-----------------------------------------------------------------------------------------------------------------------------------
Miscellaneous Producer Durables - 0.1%                     394     BE Aerospace, Inc. (b)                                     4,728
                                                            61     Blount International, Inc. (b)                             1,036
                                                                                                                        -----------
                                                                                                                              5,764
-----------------------------------------------------------------------------------------------------------------------------------
Multi - Sector Companies - 0.5%                            332     GenCorp, Inc.                                              6,640
                                                           178     Kaman Corp. Class A                                        2,216
                                                           190     Lancaster Colony Corp.                                     8,085
                                                           123     Raven Industries, Inc.                                     2,512
                                                            33     Sequa Corp. Class A (b)                                    1,711
                                                           257     Trinity Industries, Inc.                                   7,240
                                                           167     Walter Industries, Inc.                                    7,106
                                                                                                                        -----------
                                                                                                                             35,510
-----------------------------------------------------------------------------------------------------------------------------------
Office Furniture & Business                                 96     Imagistics International, Inc. (b)                         3,353
Equipment - 0.1%                                           110     Kimball International, Inc. Class B                        1,595
                                                           130     Presstek, Inc. (b)                                         1,004
                                                            69     Transact Technologies, Inc. (b)                              691
                                                                                                                        -----------
                                                                                                                              6,643
-----------------------------------------------------------------------------------------------------------------------------------
Offshore Drilling - 0.1%                                    87     Atwood Oceanics, Inc. (b)                                  5,789
-----------------------------------------------------------------------------------------------------------------------------------
Oil: Crude Producers - 3.3%                                130     Berry Petroleum Co. Class A                                6,688
                                                           208     Brigham Exploration Co. (b)                                1,920
                                                           206     Cabot Oil & Gas Corp. Class A                             11,361
                                                            57     Callon Petroleum Co. (b)                                     886
                                                           172     Cheniere Energy, Inc. (b)                                 11,096
                                                           286     Cimarex Energy Co. (b)                                    11,154
                                                           249     Comstock Resources, Inc. (b)                               7,156
                                                           343     Denbury Resources, Inc. (b)                               12,084
                                                           112     Edge Petroleum Corp. (b)                                   1,855
                                                           172     Encore Acquisition Co. (b)                                 7,104
                                                           182     Energy Partners Ltd. (b)                                   4,727
                                                           231     FX Energy, Inc. (b)                                        2,643
                                                           318     Forest Oil Corp. (b)                                      12,879

FAM Series Fund, Inc. - Mercury Small Cap Index Portfolio
Schedule of Investments as of March 31, 2005

Industry*                                          Shares Held     Common Stocks                                           Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                           181     Frontier Oil Corp.                                   $     6,563
                                                         1,139     Grey Wolf, Inc. (b)                                        7,495
                                                           212     Harvest Natural Resources, Inc. (b)                        2,521
                                                            92     Houston Exploration Co. (b)                                5,239
                                                           536     Magnum Hunter Resources, Inc. (b)                          8,635
                                                           137     McMoRan Exploration Co. (b)                                2,754
                                                           359     Meridian Resource Corp. (b)                                1,852
                                                           117     Petroleum Development Corp. (b)                            4,410
                                                           490     Plains Exploration & Production Co. (b)                   17,101
                                                           183     Quicksilver Resources, Inc. (b)                            8,918
                                                           466     Range Resources Corp.                                     10,886
                                                           125     Remington Oil & Gas Corp. (b)                              3,940
                                                           113     Resource America, Inc. Class A                             3,960
                                                           152     Spinnaker Exploration Co. (b)                              5,401
                                                           200     St. Mary Land & Exploration Co.                           10,010
                                                           163     Stone Energy Corp. (b)                                     7,917
                                                           200     Swift Energy Co. (b)                                       5,688
                                                           106     Todco Class A (b)                                          2,739
                                                           262     Unit Corp. (b)                                            11,835
                                                           314     Vintage Petroleum, Inc.                                    9,878
                                                           194     Whiting Petroleum Corp. (b)                                7,911
                                                                                                                        -----------
                                                                                                                            237,206
-----------------------------------------------------------------------------------------------------------------------------------
Oil: Integrated Domestic - 0.1%                            100     Delta Petroleum Corp. (b)                                  1,449
                                                            84     Giant Industries, Inc. (b)                                 2,159
                                                           297     KCS Energy, Inc. (b)                                       4,562
                                                           319     Mission Resources Corp. (b)                                2,259
                                                                                                                        -----------
                                                                                                                             10,429
-----------------------------------------------------------------------------------------------------------------------------------
Paints & Coatings - 0.2%                                   298     Ferro Corp.                                                5,608
                                                           205     HB Fuller Co.                                              5,952
                                                                                                                        -----------
                                                                                                                             11,560
-----------------------------------------------------------------------------------------------------------------------------------
Paper - 0.3%                                               159     Albany International Corp. Class A                         4,910
                                                           215     Caraustar Industries, Inc. (b)                             2,773
                                                           119     Chesapeake Corp.                                           2,501
                                                           222     Glatfelter                                                 3,275
                                                           161     Rock-Tenn Co. Class A                                      2,141
                                                           274     Wausau-Mosinee Paper Corp.                                 3,874
                                                                                                                        -----------
                                                                                                                             19,474
-----------------------------------------------------------------------------------------------------------------------------------
Plastics - 0.0%                                            148     Spartech Corp.                                             2,938
-----------------------------------------------------------------------------------------------------------------------------------
Pollution Control & Environmental                          356     Darling International, Inc. (b)                            1,420
Services - 0.1%                                             80     Duratek, Inc. (b)                                          1,596
                                                           233     Headwaters, Inc. (b)                                       7,647
                                                                                                                        -----------
                                                                                                                             10,663
-----------------------------------------------------------------------------------------------------------------------------------
Power Transmission Equipment - 0.1%                        179     Regal-Beloit Corp.                                         5,153
                                                           110     Woodhead Industries, Inc.                                  1,496
                                                                                                                        -----------
                                                                                                                              6,649
-----------------------------------------------------------------------------------------------------------------------------------
Printing & Copying Services - 0.1%                         257     Bowne & Co., Inc.                                          3,865
-----------------------------------------------------------------------------------------------------------------------------------
Production Technology Equipment - 1.4%                      82     ADE Corp. (b)                                              1,820
                                                           189     ATMI, Inc. (b)                                             4,732
                                                           148     August Technology Corp. (b)                                1,735
                                                           694     Axcelis Technologies, Inc. (b)                             5,066
                                                           313     Brooks Automation, Inc. (b)                                4,751
                                                           280     Cognex Corp.                                               6,966
                                                           672     Credence Systems Corp. (b)                                 5,315
                                                           238     Cymer, Inc. (b)                                            6,371

FAM Series Fund, Inc. - Mercury Small Cap Index Portfolio
Schedule of Investments as of March 31, 2005

Industry*                                          Shares Held     Common Stocks                                           Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                           132     Dionex Corp. (b)                                     $     7,194
                                                            97     Dupont Photomasks, Inc. (b)                                2,587
                                                           170     Electro Scientific Industries, Inc. (b)                    3,296
                                                           245     Entegris, Inc. (b)                                         2,423
                                                           177     Esterline Technologies Corp. (b)                           6,115
                                                           139     FEI Co. (b)                                                3,218
                                                           374     Kulicke & Soffa Industries, Inc. (b)                       2,352
                                                           444     LTX Corp. (b)                                              1,971
                                                           146     MTS Systems Corp.                                          4,238
                                                           290     Mattson Technology, Inc. (b)                               2,303
                                                           250     Mykrolis Corp. (b)                                         3,575
                                                           123     Photon Dynamics, Inc. (b)                                  2,344
                                                           236     Photronics, Inc. (b)                                       4,272
                                                           106     Rofin-Sinar Technologies, Inc. (b)                         3,407
                                                            67     Rudolph Technologies, Inc. (b)                             1,009
                                                           158     Ultratech, Inc. (b)                                        2,307
                                                           229     Varian Semiconductor Equipment Associates, Inc. (b)        8,704
                                                                                                                        -----------
                                                                                                                             98,071
-----------------------------------------------------------------------------------------------------------------------------------
Publishing: Miscellaneous - 0.5%                           153     Banta Corp.                                                6,548
                                                            64     Consolidated Graphics, Inc. (b)                            3,366
                                                            33     Courier Corp.                                              1,730
                                                            86     Martha Stewart Living Omnimedia Class A (b)                1,943
                                                           100     Playboy Enterprises, Inc. Class B (b)                      1,290
                                                           796     Primedia, Inc. (b)                                         3,463
                                                           619     The Reader's Digest Association, Inc. Class A             10,715
                                                           213     Scholastic Corp. (b)                                       7,858
                                                            57     Thomas Nelson, Inc.                                        1,348
                                                                                                                        -----------
                                                                                                                             38,261
-----------------------------------------------------------------------------------------------------------------------------------
Publishing: Newspapers - 0.2%                              410     Hollinger International, Inc. Class A                      4,469
                                                           106     Journal Communications, Inc. Class A                       1,754
                                                           252     Journal Register Co. (b)                                   4,208
                                                            63     Pulitzer, Inc.                                             4,015
                                                                                                                        -----------
                                                                                                                             14,446
-----------------------------------------------------------------------------------------------------------------------------------
Radio & TV Broadcasters - 0.5%                              62     Beasley Broadcasting Group, Inc. Class A (b)               1,102
                                                           352     Cumulus Media, Inc. Class A (b)                            5,016
                                                           349     Emmis Communications Corp. Class A (b)                     6,708
                                                            53     Fisher Communications, Inc. (b)                            2,741
                                                           269     Gray Television, Inc.                                      3,892
                                                            93     Liberty Corp.                                              3,771
                                                           201     Lin TV Corp. Class A (b)                                   3,403
                                                           158     Regent Communications, Inc. (b)                              845
                                                            79     Saga Communications, Inc. Class A (b)                      1,272
                                                            81     Salem Communications Corp. Class A (b)                     1,669
                                                           334     Sinclair Broadcast Group, Inc. Class A                     2,682
                                                           284     Spanish Broadcasting System Class A (b)                    2,914
                                                           128     World Wrestling Entertainment, Inc.                        1,536
                                                           133     Young Broadcasting, Inc. Class A (b)                       1,149
                                                                                                                        -----------
                                                                                                                             38,700
-----------------------------------------------------------------------------------------------------------------------------------
Railroad Equipment - 0.1%                                   51     Greenbrier Cos., Inc.                                      1,790
                                                           285     Westinghouse Air Brake Technologies Corp.                  5,840
                                                                                                                        -----------
                                                                                                                              7,630
-----------------------------------------------------------------------------------------------------------------------------------

FAM Series Fund, Inc. - Mercury Small Cap Index Portfolio
Schedule of Investments as of March 31, 2005

Industry*                                          Shares Held     Common Stocks                                           Value
-----------------------------------------------------------------------------------------------------------------------------------
Railroads - 0.3%                                           131     Florida East Coast Industries                        $     5,565
                                                            99     Genesee & Wyoming, Inc. Class A (b)                        2,565
                                                           386     Kansas City Southern (b)                                   7,434
                                                           213     RailAmerica, Inc. (b)                                      2,658
                                                                                                                        -----------
                                                                                                                             18,222
-----------------------------------------------------------------------------------------------------------------------------------
Real Estate - 0.3%                                          20     Avatar Holdings, Inc. (b)                                    937
                                                           123     Bluegreen Corp. (b)                                        1,581
                                                            26     Consolidated-Tomoka Land Co.                               1,488
                                                            87     First Acceptance Corp. (b)                                   922
                                                           147     Sunterra Corp. (b)                                         2,217
                                                           103     Tarragon Corp. (b)                                         2,080
                                                            38     Tejon Ranch Co. (b)                                        1,695
                                                           192     Trammell Crow Co. (b)                                      3,949
                                                           207     WCI Communities, Inc. (b)                                  6,227
                                                                                                                        -----------
                                                                                                                             21,096
-----------------------------------------------------------------------------------------------------------------------------------
Real Estate Investment Trusts                              152     AMLI Residential Properties Trust                          4,163
(REIT) - 6.7%                                              288     Aames Investment Corp.                                     2,362
                                                           144     Acadia Realty Trust                                        2,315
                                                           197     Affordable Residential Communities                         2,492
                                                            10     Alexander's, Inc. (b)                                      2,415
                                                           135     Alexandria Real Estate Equities, Inc.                      8,691
                                                           101     American Campus Communities, Inc.                          2,121
                                                           755     American Financial Realty Trust                           11,046
                                                           215     American Home Mortgage Investment Corp.                    6,158
                                                           312     Anthracite Capital, Inc.                                   3,476
                                                           249     Anworth Mortgage Asset Corp.                               2,378
                                                            29     Arbor Realty Trust, Inc.                                     718
                                                            87     Ashford Hospitality Trust, Inc.                              887
                                                           113     Bedford Property Investors                                 2,467
                                                           160     Bimini Mortgage Management, Inc. Class A                   2,216
                                                           185     BioMed Realty Trust, Inc.                                  3,811
                                                           334     Brandywine Realty Trust                                    9,486
                                                           227     CRT Properties, Inc.                                       4,944
                                                           260     Capital Automotive REIT                                    8,611
                                                           110     Capital Lease Funding, Inc.                                1,216
                                                            61     Capital Trust, Inc.                                        2,024
                                                           163     Capstead Mortgage Corp.                                    1,394
                                                           374     CarrAmerica Realty Corp.                                  11,800
                                                           143     Cedar Shopping Centers, Inc.                               2,036
                                                           113     Colonial Properties Trust                                  4,340
                                                           317     Commercial Net Lease Realty                                5,849
                                                           381     Cornerstone Realty Income Trust, Inc.                      3,780
                                                           226     Corporate Office Properties Trust SBI MD                   5,984
                                                            56     Correctional Properties Trust                              1,414
                                                           254     Cousins Properties, Inc.                                   6,571
                                                            96     Digital Realty Trust, Inc.                                 1,380
                                                           126     Eastgroup Properties                                       4,750
                                                           179     Entertainment Properties Trust                             7,416
                                                           377     Equity Inns, Inc.                                          4,158
                                                           109     Equity Lifestyle Properties, Inc.                          3,842
                                                           204     Equity One, Inc.                                           4,200
                                                           157     Essex Property Trust, Inc.                                10,824
                                                           111     Extra Space Storage, Inc.                                  1,499
                                                           359     FelCor Lodging Trust, Inc. (b)                             4,462
                                                           284     First Industrial Realty Trust, Inc.                       10,744

FAM Series Fund, Inc. - Mercury Small Cap Index Portfolio
Schedule of Investments as of March 31, 2005

Industry*                                          Shares Held     Common Stocks                                           Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                           235     GMH Communities Trust                                $     2,752
                                                           207     Gables Residential Trust                                   6,893
                                                            99     Getty Realty Corp.                                         2,529
                                                           207     Glenborough Realty Trust, Inc.                             3,958
                                                           217     Glimcher Realty Trust                                      5,143
                                                            46     Global Signal, Inc.                                        1,378
                                                           177     Government Properties Trust, Inc.                          1,763
                                                            39     Gramercy Capital Corp.                                       761
                                                           327     Healthcare Realty Trust, Inc.                             11,916
                                                           164     Heritage Property Investment Trust                         4,868
                                                           185     Highland Hospitality Corp.                                 1,915
                                                           372     Highwoods Properties, Inc.                                 9,977
                                                           228     Home Properties, Inc.                                      8,846
                                                           279     HomeBanc Corp.                                             2,466
                                                           470     IMPAC Mortgage Holdings, Inc.                              9,015
                                                           184     Innkeepers USA Trust                                       2,375
                                                           244     Investors Real Estate Trust                                2,277
                                                           199     Kilroy Realty Corp.                                        8,141
                                                           159     Kite Realty Group Trust                                    2,290
                                                           180     Kramont Realty Trust                                       4,212
                                                            73     LTC Properties, Inc.                                       1,267
                                                         1,294     La Quinta Corp. (b)                                       10,999
                                                           168     LaSalle Hotel Properties                                   4,880
                                                           296     Lexington Corporate Properties Trust                       6,494
                                                           282     Luminent Mortgage Capital, Inc.                            3,096
                                                           477     MFA Mortgage Investments, Inc.                             3,630
                                                           242     Maguire Properties, Inc.                                   5,779
                                                           572     Meristar Hospitality Corp. (b)                             4,004
                                                           130     Mid-America Apartment Communities, Inc.                    4,745
                                                           163     Mission West Properties                                    1,728
                                                           134     National Health Investors, Inc.                            3,481
                                                           460     Nationwide Health Properties, Inc.                         9,297
                                                           256     New Century Financial Corp.                               11,986
                                                           221     Newcastle Investment Corp.                                 6,542
                                                           188     Novastar Financial, Inc.                                   6,770
                                                           374     Omega Healthcare Investors, Inc.                           4,107
                                                           120     Origen Financial, Inc.                                       829
                                                            93     PS Business Parks, Inc.                                    3,748
                                                            82     Parkway Properties, Inc.                                   3,829
                                                           196     Pennsylvania Real Estate Investment Trust                  7,903
                                                           277     Post Properties, Inc.                                      8,598
                                                           307     Prentiss Properties Trust                                 10,487
                                                           186     RAIT Investment Trust                                      4,989
                                                            79     Ramco-Gershenson Properties                                2,145
                                                           521     Realty, Income Corp.                                      11,920
                                                           124     Redwood Trust, Inc.                                        6,346
                                                            61     Saul Centers, Inc.                                         1,952
                                                           348     Saxon Capital Inc.                                         5,968
                                                           380     Senior Housing Properties Trust                            6,338
                                                            93     Sovran Self Storage, Inc.                                  3,686
                                                           104     Strategic Hotel Capital, Inc.                              1,529
                                                            94     Sun Communities, Inc.                                      3,365
                                                           169     Sunstone Hotel Investors, Inc.                             3,625
                                                           198     Tanger Factory Outlet Centrs                               4,356
                                                           312     Taubman Centers, Inc.                                      8,655

FAM Series Fund, Inc. - Mercury Small Cap Index Portfolio
Schedule of Investments as of March 31, 2005

Industry*                                          Shares Held     Common Stocks                                           Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                           133     The Town & Country Trust                             $     3,518
                                                           122     Trustreet Properties, Inc.                                 1,878
                                                           218     U-Store-It Trust                                           3,793
                                                            62     Universal Health Realty Income Trust                       1,752
                                                           110     Urstadt Biddle Properties, Inc. Class A                    1,678
                                                           261     Washington Real Estate Investment Trust                    7,504
                                                           112     Winston Hotels, Inc.                                       1,310
                                                                                                                        -----------
                                                                                                                            484,421
-----------------------------------------------------------------------------------------------------------------------------------
Recreational Vehicles & Boats - 0.3%                        98     Arctic Cat, Inc.                                           2,652
                                                           121     Coachmen Industries, Inc.                                  1,646
                                                           329     Fleetwood Enterprises, Inc. (b)                            2,862
                                                            63     Marine Products Corp.                                      1,059
                                                           191     Monaco Coach Corp.                                         3,085
                                                           249     Thor Industries, Inc.                                      7,448
                                                           181     Winnebago Industries                                       5,720
                                                                                                                        -----------
                                                                                                                             24,472
-----------------------------------------------------------------------------------------------------------------------------------
Rental & Leasing Services:                                  90     Electro Rent Corp. (b)                                     1,208
Commercial - 0.3%                                          309     GATX Corp.                                                10,256
                                                            59     Marlin Business Services, Inc. (b)                         1,202
                                                           106     Mcgrath Rentcorp                                           2,478
                                                           267     United Rentals, Inc. (b)                                   5,396
                                                                                                                        -----------
                                                                                                                             20,540
-----------------------------------------------------------------------------------------------------------------------------------
Rental & Leasing Services:                                 231     Aaron Rents, Inc.                                          4,620
Consumer - 0.3%                                             54     Amerco, Inc. (b)                                           2,500
                                                           171     Dollar Thrifty Automotive Group (b)                        5,605
                                                           214     Rent-Way, Inc. (b)                                         1,755
                                                           146     WESCO International, Inc. (b)                              4,088
                                                                                                                        -----------
                                                                                                                             18,568
-----------------------------------------------------------------------------------------------------------------------------------
Restaurants - 1.8%                                         251     Bob Evans Farms, Inc.                                      5,886
                                                            52     Buffalo Wild Wings, Inc. (b)                               1,967
                                                           339     CBRL Group, Inc.                                          14,001
                                                           234     CEC Entertainment, Inc. (b)                                8,564
                                                           320     CKE Restaurants, Inc.                                      5,072
                                                           148     California Pizza Kitchen, Inc. (b)                         3,469
                                                            95     Dave & Buster's, Inc. (b)                                  1,776
                                                           132     Domino's Pizza, Inc.                                       2,467
                                                           122     IHOP Corp.                                                 5,817
                                                           254     Jack in the Box, Inc. (b)                                  9,423
                                                           384     Krispy Kreme Doughnuts, Inc. (b)(e)                        2,930
                                                           159     Landry's Restaurants, Inc.                                 4,598
                                                           122     Lone Star Steakhouse & Saloon                              3,526
                                                           165     O'Charleys, Inc. (b)                                       3,587
                                                           178     PF Chang's China Bistro, Inc. (b)                         10,644
                                                           196     Panera Bread Co. Class A (b)                              11,080
                                                            87     Papa John's International, Inc. (b)                        3,021
                                                           209     Rare Hospitality International, Inc. (b)                   6,454
                                                            86     Red Robin Gourmet Burgers, Inc. (b)                        4,378
                                                           246     Ryan's Restaurant Group, Inc. (b)                          3,574
                                                           408     Sonic Corp. (b)                                           13,627
                                                           136     The Steak N Shake Co. (b)                                  2,632
                                                            53     Texas Roadhouse, Inc. Class A (b)                          1,488
                                                           196     Triarc Cos.                                                2,711
                                                                                                                        -----------
                                                                                                                            132,692
-----------------------------------------------------------------------------------------------------------------------------------
Retail - 4.0%                                               34     1-800 Contacts, Inc. (b)                                     710
                                                           186     1-800-FLOWERS.COM, Inc. Class A (b)                        1,408

FAM Series Fund, Inc. - Mercury Small Cap Index Portfolio
Schedule of Investments as of March 31, 2005

Industry*                                          Shares Held     Common Stocks                                           Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                           304     99 Cents Only Stores (b)                             $     4,004
                                                           103     AC Moore Arts & Crafts, Inc. (b)                           2,746
                                                           356     Aeropostale, Inc. (b)                                     11,659
                                                            49     America's Car Mart, Inc. (b)                               1,718
                                                            72     Bebe Stores, Inc.                                          2,444
                                                           121     Big 5 Sporting Goods Corp.                                 2,989
                                                            41     Blair Corp.                                                1,352
                                                            34     Blue Nile, Inc. (b)                                          940
                                                            59     The Bon-Ton Stores, Inc.                                   1,067
                                                           152     Brookstone, Inc. (b)                                       2,465
                                                           106     Brown Shoe Co., Inc.                                       3,633
                                                           156     Buckeye Technologies, Inc. (b)                             1,685
                                                            33     The Buckle, Inc.                                           1,152
                                                            67     Build-A-Bear Workshop, Inc. (b)                            2,054
                                                            99     Burlington Coat Factory Warehouse Corp.                    2,841
                                                           287     CSK Auto Corp. (b)                                         5,066
                                                            80     Cache, Inc. (b)                                            1,084
                                                           235     Casual Male Retail Group, Inc. (b)                         1,525
                                                           146     The Cato Corp. Class A                                     4,708
                                                           122     Central Garden and Pet Co. (b)                             5,351
                                                           103     Charlotte Russe Holding, Inc. (b)                          1,331
                                                           715     Charming Shoppes (b)                                       5,813
                                                           121     Childrens Place (b)                                        5,778
                                                           231     Christopher & Banks Corp.                                  4,066
                                                           201     Coldwater Creek, Inc. (b)                                  3,714
                                                           156     Cost Plus, Inc. (b)                                        4,193
                                                           187     Dick's Sporting Goods, Inc. (b)                            6,868
                                                           163     Dress Barn, Inc. (b)                                       2,970
                                                           216     Drugstore.Com (b)                                            557
                                                            85     Electronics Boutique Holdings Corp. (b)                    3,652
                                                           275     Fred's, Inc.                                               4,722
                                                           113     GSI Commerce, Inc. (b)                                     1,529
                                                           230     GameStop Corp. Class B (b)                                 5,129
                                                            65     Gander Mountain Co. (b)                                      852
                                                           131     Genesco, Inc. (b)                                          3,723
                                                           142     Global Imaging Systems, Inc. (b)                           5,035
                                                            88     Goody's Family Clothing, Inc.                                795
                                                           113     Group 1 Automotive, Inc. (b)                               2,972
                                                           170     Guitar Center, Inc. (b)                                    9,321
                                                           228     Gymboree Corp. (b)                                         2,859
                                                           316     HOT Topic, Inc. (b)                                        6,905
                                                           161     Hancock Fabrics, Inc.                                      1,198
                                                           124     Handleman Co.                                              2,351
                                                           168     Hibbett Sporting Goods, Inc. (b)                           5,047
                                                           340     Insight Enterprises, Inc. (b)                              5,970
                                                           138     The J. Jill Group, Inc. (b)                                1,899
                                                            78     Jos A. Bank Clothiers, Inc. (b)                            2,285
                                                           109     Jo-Ann Stores, Inc. (b)                                    3,062
                                                            23     Lawson Products                                            1,076
                                                           281     Linens 'N Things, Inc. (b)                                 6,977
                                                            76     Lithia Motors, Inc. Class A                                1,946
                                                            65     MarineMax, Inc. (b)                                        2,027
                                                           194     Men's Wearhouse, Inc. (b)                                  8,189
                                                            42     New York & Co (b)                                            843
                                                            82     Overstock.com, Inc. (b)                                    3,525

FAM Series Fund, Inc. - Mercury Small Cap Index Portfolio
Schedule of Investments as of March 31, 2005

Industry*                                          Shares Held     Common Stocks                                           Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                            66     PC Mall, Inc. (b)                                    $       820
                                                           362     PEP Boys-Manny Moe & Jack                                  6,364
                                                            87     The Pantry, Inc. (b)                                       2,694
                                                           100     Party City Corp. (b)                                       1,464
                                                           422     Payless Shoesource, Inc. (b)                               6,663
                                                           100     PetMed Express, Inc. (b)                                     741
                                                           144     Priceline.com, Inc. (b)                                    3,629
                                                           221     Restoration Hardware, Inc. (b)                             1,260
                                                            31     Russ Berrie & Co., Inc.                                      594
                                                           137     School Specialty, Inc. (b)                                 5,365
                                                            92     Sharper Image Corp. (b)                                    1,528
                                                           214     ShopKo Stores, Inc. (b)                                    4,755
                                                           165     Sonic Automotive, Inc.                                     3,747
                                                           135     The Sports Authority, Inc. (b)                             3,713
                                                           135     Stage Stores, Inc. (b)                                     5,183
                                                           130     Stamps.com, Inc. (b)                                       2,158
                                                           183     Stein Mart, Inc. (b)                                       4,118
                                                           212     Too, Inc. (b)                                              5,230
                                                           215     Tractor Supply Co. (b)                                     9,385
                                                           173     Trans World Entertainment (b)                              2,548
                                                           185     Tuesday Morning Corp. (b)                                  5,341
                                                           111     United Auto Group, Inc.                                    3,089
                                                           274     United Natural Foods, Inc. (b)                             7,845
                                                           141     Valuevision Media, Inc. Class A (b)                        1,744
                                                           334     Zale Corp. (b)                                             9,926
                                                                                                                        -----------
                                                                                                                            291,684
-----------------------------------------------------------------------------------------------------------------------------------
Savings & Loan - 2.1%                                      113     Anchor Bancorp Wisconsin, Inc.                             3,176
                                                            74     Atlantic Coast Federal Corp.                                 922
                                                           561     Bank Mutual Corp.                                          6,631
                                                           306     BankAtlantic Bancorp, Inc. Class A                         5,324
                                                           191     Bankunited Financial Corp. Class A                         5,130
                                                            48     Berkshire Hills Bancorp, Inc.                              1,620
                                                           132     Beverly Hills Bancorp, Inc.                                1,415
                                                           420     Brookline Bancorp, Inc.                                    6,258
                                                            36     Citizens First Bancorp, Inc.                                 804
                                                            64     Coastal Financial Corp.                                      961
                                                           260     Commercial Capital Bancorp, Inc.                           5,291
                                                           253     Commercial Federal Corp.                                   6,995
                                                           232     Dime Community Bancshares                                  3,526
                                                           121     Downey Financial Corp.                                     7,445
                                                           157     Fidelity Bankshares, Inc.                                  3,608
                                                           103     FirstFed Financial Corp. (b)                               5,254
                                                            98     First Financial Holdings, Inc.                             2,722
                                                           100     First Indiana Corp.                                        2,420
                                                           653     First Niagara Financial Group, Inc.                        8,626
                                                            68     First Place Financial Corp.                                1,244
                                                           142     First Republic Bank                                        4,597
                                                           232     Flagstar Bancorp, Inc.                                     4,536
                                                            96     Flushing Financial Corp.                                   1,747
                                                            54     Great Southern Bancorp, Inc.                               1,753
                                                           123     Harbor Florida Bancshares, Inc.                            4,194
                                                            45     Horizon Financial Corp.                                      845
                                                            49     IBERIABANK Corp.                                           2,757
                                                            41     ITLA Capital Corp. (b)                                     2,048
                                                           231     KNBT Bancorp, Inc.                                         3,534

FAM Series Fund, Inc. - Mercury Small Cap Index Portfolio
Schedule of Investments as of March 31, 2005

Industry*                                          Shares Held     Common Stocks                                           Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                           195     MAF Bancorp, Inc.                                    $     8,100
                                                           350     Netbank, Inc.                                              2,968
                                                           105     Northwest Bancorp, Inc.                                    2,248
                                                            42     OceanFirst Financial Corp.                                   965
                                                           206     Ocwen Financial Corp. (b)                                  1,662
                                                           138     PFF Bancorp, Inc.                                          3,809
                                                           244     Partners Trust Financial Group, Inc.                       2,586
                                                           341     Provident Bancorp, Inc.                                    4,174
                                                           523     Provident Financial Services, Inc.                         8,943
                                                           162     Sterling Financial Corp.                                   5,783
                                                           101     TierOne Corp.                                              2,374
                                                           135     United Community Financial Corp.                           1,497
                                                                                                                        -----------
                                                                                                                            150,492
-----------------------------------------------------------------------------------------------------------------------------------
Scientific Equipment & Suppliers - 0.2%                    175     BioVeris Corp. (b)                                           924
                                                           260     Newport Corp. (b)                                          3,767
                                                           242     Varian, Inc. (b)                                           9,169
                                                                                                                        -----------
                                                                                                                             13,860
-----------------------------------------------------------------------------------------------------------------------------------
Securities Brokerage & Services - 0.4%                      52     Archipelago Holdings, Inc. (b)                               920
                                                            51     BKF Capital Group, Inc.                                    2,040
                                                           270     CharterMac                                                 5,805
                                                           313     Investment Technology Group, Inc. (b)                      5,478
                                                           800     Knight Trading Group, Inc. Class A (b)                     7,712
                                                           311     LaBranche & Co., Inc. (b)                                  2,892
                                                            56     MarketAxess Holdings, Inc. (b)                               626
                                                           196     NCO Group, Inc. (b)                                        3,832
                                                            78     SWS Group, Inc.                                            1,250
                                                            49     ZipRealty, Inc. (b)                                          690
                                                                                                                        -----------
                                                                                                                             31,245
-----------------------------------------------------------------------------------------------------------------------------------
Services: Commercial - 2.7%                                 74     4Kids Entertainment, Inc. (b)                              1,636
                                                           223     ABM Industries, Inc.                                       4,288
                                                            55     AMN Healthcare Services, Inc. (b)                            875
                                                           120     Administaff, Inc.                                          1,752
                                                           130     The Advisory Board Co. (b)                                 5,681
                                                            42     Ambassadors Group, Inc.                                    1,404
                                                            77     Angelica Corp.                                             2,156
                                                           319     Autobytel, Inc. (b)                                        1,608
                                                            64     CDI Corp.                                                  1,416
                                                           153     Casella Waste Systems, Inc. (b)                            2,024
                                                            96     Central Parking Corp.                                      1,649
                                                           510     Century Business Services, Inc. (b)                        2,091
                                                            76     Charles River Associates, Inc. (b)                         3,751
                                                            87     Chemed Corp.                                               6,654
                                                            85     Clark, Inc.                                                1,316
                                                           114     CoStar Group, Inc. (b)                                     4,201
                                                           177     Coinstar, Inc. (b)                                         3,752
                                                            63     Cornell Cos., Inc. (b)                                       794
                                                           222     Corrections Corp. of America (b)                           8,569
                                                           129     Cross Country Healthcare, Inc. (b)                         2,162
                                                           173     DiamondCluster International, Inc. Class A (b)             2,785
                                                            24     Exponent, Inc. (b)                                           573
                                                           259     FTI Consulting, Inc. (b)                                   5,346
                                                            39     First Advantage Corp. Class A (b)                            819
                                                            77     Forrester Research, Inc. (b)                               1,084
                                                           127     G&K Services, Inc. Class A                                 5,117
                                                            71     The Geo Group, Inc. (b)                                    2,029

FAM Series Fund, Inc. - Mercury Small Cap Index Portfolio
Schedule of Investments as of March 31, 2005

Industry*                                          Shares Held     Common Stocks                                           Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                           170     Gevity HR, Inc.                                      $     3,250
                                                           389     Harris Interactive, Inc. (b)                               1,793
                                                           122     Heidrick & Struggles International, Inc. (b)               4,486
                                                           156     Hudson Highland Group, Inc. (b)                            2,666
                                                            75     Insurance Auto Auctions, Inc. (b)                          2,089
                                                           266     Jackson Hewitt Tax Service, Inc.                           5,565
                                                           132     Kelly Services, Inc. Class A                               3,800
                                                           143     Kforce, Inc. (b)                                           1,572
                                                           224     Korn/Ferry International (b)                               4,263
                                                           294     Labor Ready, Inc. (b)                                      5,483
                                                           137     MAXIMUS, Inc.                                              4,588
                                                           723     MPS Group, Inc. (b)                                        7,599
                                                            84     Midas, Inc. (b)                                            1,918
                                                            44     Monro Muffler, Inc. (b)                                    1,136
                                                           289     Navigant Consulting, Inc. (b)                              7,869
                                                           118     Navigant International, Inc. (b)                           1,612
                                                            61     Netratings, Inc. (b)                                         930
                                                            69     PDI, Inc. (b)                                              1,415
                                                           169     Pegasus Solutions, Inc. (b)                                1,998
                                                            75     Pre-Paid Legal Services, Inc.                              2,538
                                                           320     Resources Connection, Inc. (b)                             6,698
                                                           167     Rollins, Inc.                                              3,097
                                                           278     Sitel Corp. (b)                                              545
                                                           157     Source Interlink Cos., Inc. (b)                            1,766
                                                           355     Spherion Corp. (b)                                         2,659
                                                            87     Startek, Inc.                                              1,462
                                                           213     TeleTech Holdings, Inc. (b)                                2,752
                                                           390     Tetra Tech, Inc. (b)                                       4,922
                                                            14     Travelzoo, Inc. (b)                                          696
                                                            76     Unifirst Corp.                                             3,032
                                                            37     Vertrue, Inc. (b)                                          1,311
                                                            39     Volt Information Sciences, Inc. (b)                          942
                                                           331     Waste Connections, Inc. (b)                               11,502
                                                           195     Watson Wyatt & Co. Holdings                                5,304
                                                           284     Wireless Facilities, Inc. (b)                              1,775
                                                           166     World Fuel Services Corp.                                  5,229
                                                                                                                        -----------
                                                                                                                            195,794
-----------------------------------------------------------------------------------------------------------------------------------
Shipping - 0.4%                                            292     Alexander & Baldwin, Inc.                                 12,030
                                                           117     Gulfmark Offshore, Inc. (b)                                3,031
                                                           132     Kirby Corp. (b)                                            5,548
                                                           173     Overseas Shipholding Group                                10,883
                                                                                                                        -----------
                                                                                                                             31,492
-----------------------------------------------------------------------------------------------------------------------------------
Shoes - 0.4%                                                67     Deckers Outdoor Corp. (b)                                  2,395
                                                           223     Finish Line Class A                                        5,162
                                                           185     K-Swiss, Inc. Class A                                      6,111
                                                            69     Kenneth Cole Productions, Inc. Class A                     2,011
                                                           108     Skechers U.S.A., Inc. Class A (b)                          1,672
                                                            55     Steven Madden Ltd. (b)                                       918
                                                           199     Stride Rite Corp.                                          2,647
                                                           417     Wolverine World Wide, Inc.                                 8,936
                                                                                                                        -----------
                                                                                                                             29,852
-----------------------------------------------------------------------------------------------------------------------------------
Steel - 0.8%                                               700     AK Steel Holding Corp. (b)                                 7,742
                                                           615     Allegheny Technologies, Inc.                              14,828
                                                           151     Carpenter Technology                                       8,971
                                                           175     Gibraltar Industries, Inc.                                 3,840

FAM Series Fund, Inc. - Mercury Small Cap Index Portfolio
Schedule of Investments as of March 31, 2005

Industry*                                          Shares Held     Common Stocks                                           Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                           211     Oregon Steel Mills, Inc. (b)                         $     4,853
                                                           141     Schnitzer Steel Industries, Inc. Class A                   4,756
                                                           259     Steel Dynamics, Inc.                                       8,923
                                                            81     Steel Technologies, Inc.                                   1,943
                                                            45     Wheeling-Pittsburgh Corp. (b)                              1,397
                                                                                                                        -----------
                                                                                                                             57,253
-----------------------------------------------------------------------------------------------------------------------------------
Synthetic Fibers - 0.0%                                    244     Wellman, Inc.                                              3,528
-----------------------------------------------------------------------------------------------------------------------------------
Telecommunications Equipment - 0.5%                         77     Applied Signal Technology, Inc.                            1,763
                                                           620     Arris Group, Inc. (b)                                      4,284
                                                           139     Audiovox Corp. Class A (b)                                 1,771
                                                           290     Belden CDT, Inc.                                           6,441
                                                           255     C-COR, Inc. (b)                                            1,550
                                                            77     INTAC International (b)                                      982
                                                           355     Interdigital Communications Corp. (b)                      5,439
                                                           129     Mastec, Inc. (b)                                           1,059
                                                           729     Powerwave Technologies, Inc. (b)                           5,642
                                                           277     SBA Communications Corp. Class A (b)                       2,537
                                                           149     Spectralink Corp.                                          2,104
                                                           334     Symmetricom, Inc. (b)                                      3,704
                                                           562     Terayon Corp. (b)                                          1,731
                                                                                                                        -----------
                                                                                                                             39,007
-----------------------------------------------------------------------------------------------------------------------------------
Textile Products - 0.0%                                    172     DHB Industries, Inc. (b)                                   1,514
                                                           258     Interface, Inc. Class A (b)                                1,760
                                                                                                                        -----------
                                                                                                                              3,274
-----------------------------------------------------------------------------------------------------------------------------------
Textiles Apparel Manufacturers - 0.6%                       39     Carter's, Inc. (b)                                         1,550
                                                            59     Cherokee, Inc.                                             1,975
                                                            74     Guess ?, Inc. (b)                                          1,014
                                                           112     Hartmarx Corp. (b)                                         1,068
                                                           194     Kellwood Co.                                               5,585
                                                            99     Oxford Industries, Inc.                                    3,622
                                                            54     Perry Ellis International, Inc. (b)                        1,212
                                                           177     Phillips-Van Heusen                                        4,715
                                                           353     Quiksilver, Inc. (b)                                      10,248
                                                           164     Russell Corp.                                              2,965
                                                           325     The Warnaco Group, Inc. (b)                                7,813
                                                                                                                        -----------
                                                                                                                             41,767
-----------------------------------------------------------------------------------------------------------------------------------
Tires & Rubber - 0.3%                                       64     Bandag, Inc.                                               3,007
                                                           458     Cooper Tire & Rubber Co.                                   8,409
                                                         1,030     The Goodyear Tire & Rubber Co. (b)                        13,751
                                                                                                                        -----------
                                                                                                                             25,167
-----------------------------------------------------------------------------------------------------------------------------------
Tobacco - 0.3%                                             362     DIMON, Inc.                                                2,262
                                                            85     Schweitzer-Mauduit International, Inc.                     2,852
                                                            90     Standard Commercial Corp.                                  1,674
                                                           142     Star Scientific, Inc. (b)                                    751
                                                           176     Universal Corp.                                            8,056
                                                           189     Vector Group Ltd.                                          2,907
                                                                                                                        -----------
                                                                                                                             18,502
-----------------------------------------------------------------------------------------------------------------------------------
Toys - 0.1%                                                181     Jakks Pacific, Inc. (b)                                    3,886
                                                           201     Leapfrog Enterprises, Inc. (b)                             2,281
                                                                                                                        -----------
                                                                                                                              6,167
-----------------------------------------------------------------------------------------------------------------------------------

FAM Series Fund, Inc. - Mercury Small Cap Index Portfolio
Schedule of Investments as of March 31, 2005

Industry*                                          Shares Held     Common Stocks                                           Value
-----------------------------------------------------------------------------------------------------------------------------------
Transportation Miscellaneous - 0.4%                         55     HUB Group, Inc. Class A (b)                          $     3,447
                                                           708     Laidlaw International, Inc. (b)                           14,726
                                                           206     Pacer International, Inc. (b)                              4,921
                                                           115     SCS Transportation, Inc. (b)                               2,138
                                                            56     US Xpress Enterprises, Inc. Class A (b)                      916
                                                                                                                        -----------
                                                                                                                             26,148
-----------------------------------------------------------------------------------------------------------------------------------
Truckers - 1.0%                                            156     Arkansas Best Corp.                                        5,894
                                                           107     Central Freight Lines, Inc. (b)                              381
                                                            39     Covenant Transport, Inc. Class A (b)                         686
                                                           131     Forward Air Corp.                                          5,578
                                                           278     Heartland Express, Inc.                                    5,324
                                                           222     Knight Transportation, Inc.                                5,477
                                                           408     Landstar System, Inc. (b)                                 13,362
                                                            41     Marten Transport Ltd. (b)                                    875
                                                           123     Old Dominion Freight Line (b)                              3,831
                                                           198     Overnite Corp.                                             6,334
                                                            86     Quality Distribution, Inc. (b)                               933
                                                           317     Swift Transportation Co., Inc. (b)                         7,018
                                                           196     USF Corp.                                                  9,459
                                                           338     Werner Enterprises, Inc.                                   6,567
                                                                                                                        -----------
                                                                                                                             71,719
-----------------------------------------------------------------------------------------------------------------------------------
Utilities: Cable TV & Radio - 0.0%                         484     Mediacom Communications Corp. Class A (b)                  3,165
-----------------------------------------------------------------------------------------------------------------------------------
Utilities: Electrical - 1.6%                             1,468     Aquila, Inc. (b)                                           5,622
                                                           292     Avista Corp.                                               5,110
                                                           230     Black Hills Corp.                                          7,606
                                                            94     CH Energy Group, Inc.                                      4,296
                                                         1,333     CMS Energy Corp. (b)                                      17,382
                                                            59     Central Vermont Public Service Corp.                       1,326
                                                           338     Cleco Corp.                                                7,199
                                                           529     Duquesne Light Holdings, Inc.                              9,480
                                                           340     El Paso Electric Co. (b)                                   6,460
                                                           147     The Empire District Electric Co.                           3,419
                                                           292     Idacorp, Inc.                                              8,284
                                                           118     MGE Energy, Inc.                                           3,912
                                                            76     Ormat Technologies, Inc.                                   1,190
                                                           211     Otter Tail Corp.                                           5,283
                                                           418     PNM Resources, Inc.                                       11,152
                                                           734     Sierra Pacific Resources (b)                               7,891
                                                            92     UIL Holdings Corp.                                         4,660
                                                           246     Unisource Energy Corp.                                     7,619
                                                                                                                        -----------
                                                                                                                            117,891
-----------------------------------------------------------------------------------------------------------------------------------
Utilities: Gas Distributors - 1.8%                         523     Atmos Energy Corp.                                        14,121
                                                            97     Cascade Natural Gas Corp.                                  1,936
                                                           248     Energen Corp.                                             16,517
                                                            27     EnergySouth, Inc.                                            773
                                                           121     The Laclede Group, Inc.                                    3,533
                                                           193     New Jersey Resources Corp.                                 8,401
                                                           304     Nicor, Inc.                                               11,275
                                                           166     Northwest Natural Gas Co.                                  6,004
                                                           259     Peoples Energy Corp.                                      10,857
                                                           492     Piedmont Natural Gas Co.                                  11,336
                                                            81     South Jersey Industries, Inc.                              4,568
                                                           458     Southern Union Co. (b)                                    11,500
                                                           210     Southwest Gas Corp.                                        5,074
                                                           248     Southwestern Energy Co. (b)                               14,076

FAM Series Fund, Inc. - Mercury Small Cap Index Portfolio
Schedule of Investments as of March 31, 2005

Industry*                                          Shares Held     Common Stocks                                           Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                           337     WGL Holdings, Inc.                                   $    10,434
                                                                                                                        -----------
                                                                                                                            130,405
-----------------------------------------------------------------------------------------------------------------------------------
Utilities: Gas Pipelines - 0.0%                            195     Transmontaigne, Inc. (b)                                   1,560
-----------------------------------------------------------------------------------------------------------------------------------
Utilities: Telecommunications - 0.9%                       709     Alamosa Holdings, Inc. (b)                                 8,274
                                                           100     Alaska Communications Systems Group, Inc.                  1,005
                                                           159     Boston Communications Group (b)                            1,132
                                                            90     CT Communications, Inc.                                      948
                                                         1,701     Cincinnati Bell, Inc. (b)                                  7,229
                                                           152     Commonwealth Telephone Enterprises, Inc. (b)               7,165
                                                           114     D&E Communications, Inc.                                   1,041
                                                           574     Dobson Communications Corp. Class A (b)                    1,148
                                                           345     General Communication Class A (b)                          3,150
                                                            80     Golden Telecom, Inc. (a)                                   2,048
                                                            92     Intrado, Inc. (b)                                          1,132
                                                           144     Iowa Telecommunications Services, Inc.                     2,808
                                                            80     North Pittsburgh Systems, Inc.                             1,581
                                                           453     Premiere Global Services, Inc. (b)                         5,128
                                                           239     Price Communications Corp. (b)                             4,183
                                                           573     Primus Telecommunications GP (b)                             900
                                                            29     Shenandoah Telecom Co.                                       899
                                                            80     SureWest Communications                                    1,845
                                                           217     Talk America Holdings, Inc. (b)                            1,400
                                                           389     Time Warner Telecom, Inc. Class A (b)                      1,544
                                                           330     Triton PCS Holdings, Inc. Class A (b)                        733
                                                           152     USA Mobility, Inc. (b)                                     4,925
                                                           428     Ubiquitel, Inc. (b)                                        2,868
                                                                                                                        -----------
                                                                                                                             63,086
-----------------------------------------------------------------------------------------------------------------------------------
Utilities: Water - 0.2%                                    129     American States Water Co.                                  3,264
                                                           126     California Water Service Group                             4,205
                                                            34     Connecticut Water Service, Inc.                              848
                                                           101     Middlesex Water Co.                                        1,833
                                                            29     SJW Corp.                                                  1,019
                                                           164     Southwest Water Co.                                        1,711
                                                                                                                        -----------
                                                                                                                             12,880
-----------------------------------------------------------------------------------------------------------------------------------
Wholesale & International Trade - 0.0%                      93     Central European Distribution Corp. (b)                    3,096
-----------------------------------------------------------------------------------------------------------------------------------
Wholesalers - 0.2%                                         105     Brightpoint, Inc. (b)                                      1,967
                                                            75     LKQ Corp. (b)                                              1,505
                                                           234     United Stationers, Inc. (b)                               10,589
                                                                                                                        -----------
                                                                                                                             14,061
-----------------------------------------------------------------------------------------------------------------------------------
                                                                   Total Investments in Common Stocks                     6,974,137
                                                                   (Cost - $7,267,622) - 96.7%
-----------------------------------------------------------------------------------------------------------------------------------

                                                                   Mutual Funds
-----------------------------------------------------------------------------------------------------------------------------------
Investment Management Companies - 0.0%                      84     Gladstone Capital Corp.                                    1,782
-----------------------------------------------------------------------------------------------------------------------------------
                                                                   Total Investments in Mutual Funds                          1,782
                                                                   (Cost - $2,017) - 0.0%
-----------------------------------------------------------------------------------------------------------------------------------

FAM Series Fund, Inc. - Mercury Small Cap Index Portfolio
Schedule of Investments as of March 31, 2005

                                                    Beneficial
                                                      Interest     Short-Term Securities                                   Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                     $ 221,787     Merrill Lynch Liquidity Series, LLC Cash Sweep
                                                                   Series I (c)                                         $   221,787
                                                        29,351     Merrill Lynch Liquidity Series, LLC
                                                                   Money Market Series (c)(d)                                29,351
-----------------------------------------------------------------------------------------------------------------------------------
                                                                   Total Investments in Short-Term Securities
                                                                   (Cost - $251,138) - 3.5%                                 251,138
-----------------------------------------------------------------------------------------------------------------------------------
                                                                   Total Investments
                                                                   (Cost - $7,520,777**) - 100.2%                         7,227,057

                                                                   Liabilities in Excess of Other Assets - (0.2%)           (14,060)
                                                                                                                        -----------
                                                                   Net Assets - 100.0%                                  $ 7,212,997
                                                                                                                        ===========

* For Portfolio compliance purposes, "Industry" means any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Portfolio management. This definition may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.
** The cost and unrealized appreciation (depreciation) of investments as of March 31, 2005, as computed for federal income tax purposes, were as follows:

      Aggregate cost                                                $ 7,520,777
                                                                    ===========
      Gross unrealized appreciation                                 $   324,517
      Gross unrealized depreciation                                    (618,237)
                                                                    -----------
      Net unrealized depreciation                                   $  (293,720)
                                                                    ===========

(a)   Depositary Receipts.
(b)   Non-income producing security.
(c) Investments in companies considered to be an affiliate of the Portfolio (such companies are defined as "Affiliated Companies" in Section 2(a)(3) of the Investment Company Act of 1940) were as follows:

      -------------------------------------------------------------------------------------
                                                                                   Interest
      Affiliate                                                 Net Activity        Income
      -------------------------------------------------------------------------------------
      Merrill Lynch Liquidity Series, LLC Cash Sweep Series I   $ 221,787          $  1,957
      Merrill Lynch Liquidity Series, LLC Money Market Series   $  29,351          $    183
      -------------------------------------------------------------------------------------

(d)   Security was purchased with the cash proceeds from securities loans.
(e) Security, or a portion of security, is on loan. Financial futures contracts purchased as of March 31, 2005 were as follows:

      --------------------------------------------------------------------------
      Number of                  Expiration                          Unrealized
      Contracts  Issue              Date           Face Value      Depreciation
      --------------------------------------------------------------------------
        3        Russell Mini     June 2005        $ 189,840       $    (4,470)
      --------------------------------------------------------------------------

FAM Series Fund, Inc. - Mercury International Index Portfolio
Schedule of Investments as of March 31, 2005                   (in U.S. dollars)

                                                          Shares
Country         Industry*                                   Held  Common Stocks                                             Value
------------------------------------------------------------------------------------------------------------------------------------
Australia -     Airlines - 0.0%                            1,049  Qantas Airways Ltd.                                    $     2,881
5.1%            --------------------------------------------------------------------------------------------------------------------
                Beverages - 0.2%                             525  Coca-Cola Amatil Ltd.                                        3,484
                                                           1,884  Foster's Group Ltd.                                          7,476
                                                             382  Lion Nathan Ltd.                                             2,142
                                                             329  Southcorp Ltd.                                               1,077
                                                                                                                         -----------
                                                                                                                              14,179
                --------------------------------------------------------------------------------------------------------------------
                Biotechnology - 0.1%                         194  CSL Ltd.                                                     5,129
                --------------------------------------------------------------------------------------------------------------------
                Capital Markets - 0.1%                       210  Macquarie Bank Ltd.                                          7,802
                --------------------------------------------------------------------------------------------------------------------
                Chemicals - 0.0%                             179  Orica Ltd.                                                   2,527
                --------------------------------------------------------------------------------------------------------------------
                Commercial Banks - 1.3%                    1,475  Australia & New Zealand Banking Group Ltd.                  23,527
                                                           1,016  Commonwealth Bank of Australia                              27,476
                                                           1,249  National Australia Bank Ltd.                                27,391
                                                           1,438  Westpac Banking Corp.                                       21,168
                                                                                                                         -----------
                                                                                                                              99,562
                --------------------------------------------------------------------------------------------------------------------
                Commercial Services & Supplies - 0.1%        950  Brambles Industries Ltd.                                     5,842
                --------------------------------------------------------------------------------------------------------------------
                Construction Materials - 0.2%                329  Boral Ltd.                                                   1,552
                                                             552  James Hardie Industries NV                                   2,558
                                                             902  Rinker Group Ltd.                                            7,536
                                                                                                                         -----------
                                                                                                                              11,646
                --------------------------------------------------------------------------------------------------------------------
                Containers & Packaging - 0.1%                898  Amcor Ltd.                                                   4,974
                --------------------------------------------------------------------------------------------------------------------
                Distributors - 0.0%                          425  Pacific Brands Ltd.                                            825
                --------------------------------------------------------------------------------------------------------------------
                Diversified Financial Services - 0.1%        143  Australian Stock Exchange Ltd.                               2,241
                                                             387  Suncorp-Metway Ltd.                                          5,817
                                                                                                                         -----------
                                                                                                                               8,058
                --------------------------------------------------------------------------------------------------------------------
                Diversified Telecommunication              1,546  Telstra Corp. Ltd.                                           6,087
                Services - 0.1%
                --------------------------------------------------------------------------------------------------------------------
                Food & Staples Retailing - 0.2%              812  Coles Myer Ltd.                                              5,911
                                                             797  Woolworths Ltd.                                              9,895
                                                                                                                         -----------
                                                                                                                              15,806
                --------------------------------------------------------------------------------------------------------------------
                Food Products - 0.0%                         907  Futuris Corp. Ltd.                                           1,459
                --------------------------------------------------------------------------------------------------------------------
                Gas Utilities - 0.1%                         384  Australian Gas Light Co., Ltd.                               4,218
                --------------------------------------------------------------------------------------------------------------------
                Health Care Equipment & Supplies -           236  Ansell Ltd.                                                  1,796
                0.1%                                          80  Cochlear Ltd.                                                2,030
                                                                                                                         -----------
                                                                                                                               3,826
                --------------------------------------------------------------------------------------------------------------------
                Health Care Providers & Services - 0.0%      331  Mayne Group Ltd.                                               988
                                                             110  Sonic Healthcare Ltd.                                        1,025
                                                                                                                         -----------
                                                                                                                               2,013
                --------------------------------------------------------------------------------------------------------------------
                Hotels, Restaurants & Leisure - 0.1%         247  Aristocrat Leisure Ltd.                                      1,945
                                                             363  TABCORP Holdings Ltd.                                        4,726
                                                                                                                         -----------
                                                                                                                               6,671
                --------------------------------------------------------------------------------------------------------------------
                Industrial Conglomerates - 0.1%              288  Wesfarmers Ltd.                                              8,853
                --------------------------------------------------------------------------------------------------------------------
                Insurance - 0.3%                           1,456  AMP Ltd.                                                     7,974
                                                             870  AXA Asia Pacific Holdings Ltd.                               2,827
                                                           1,162  Insurance Australia Group Ltd.                               5,699
                                                             521  QBE Insurance Group Ltd.                                     5,995
                                                                                                                         -----------
                                                                                                                              22,495
                --------------------------------------------------------------------------------------------------------------------
                Media - 0.1%                               1,019  John Fairfax Holdings Ltd.                                   3,295
                                                             178  Publishing & Broadcasting Ltd.                               2,119
                                                                                                                         -----------
                                                                                                                               5,414
                --------------------------------------------------------------------------------------------------------------------
                Metals & Mining - 1.0%                       785  Alumina Ltd.                                                 3,577
                                                           2,941  BHP Billiton Ltd.                                           40,654
                                                             693  BlueScope Steel Ltd.                                         4,664
                                                             380  Iluka Resources Ltd.                                         1,670
                                                             321  Newcrest Mining Ltd.                                         4,323

FAM Series Fund, Inc. - Mercury International Index Portfolio
Schedule of Investments as of March 31, 2005                   (in U.S. dollars)

                                                          Shares
Country         Industry*                                   Held  Common Stocks                                             Value
------------------------------------------------------------------------------------------------------------------------------------
                                                             882  OneSteel Ltd.                                          $     1,767
                                                             292  Rio Tinto Ltd.                                              10,196
                                                           1,112  WMC Resources Ltd.                                           6,856
                                                                                                                         -----------
                                                                                                                              73,707
                --------------------------------------------------------------------------------------------------------------------
                Oil & Gas - 0.2%                             462  Origin Energy Ltd.                                           2,548
                                                             629  Santos Ltd.                                                  4,379
                                                             451  Woodside Petroleum Ltd.                                      8,478
                                                                                                                         -----------
                                                                                                                              15,405
                --------------------------------------------------------------------------------------------------------------------
                Paper & Forest Products - 0.0%               621  PaperlinX Ltd.                                               1,969
                --------------------------------------------------------------------------------------------------------------------
                Real Estate - 0.5%                           445  Centro Properties Group                                      1,783
                                                           2,940  DB RREEF Trust                                               2,934
                                                           2,010  General Property Trust                                       5,520
                                                             704  Investa Property Group                                       1,133
                                                             386  Lend Lease Corp., Ltd.                                       3,762
                                                             798  Macquire Goodman Group                                       2,346
                                                             939  Mirvac Group                                                 3,203
                                                           1,260  Stockland                                                    5,692
                                                           1,135  Westfield Group                                             14,215
                                                                                                                         -----------
                                                                                                                              40,588
                --------------------------------------------------------------------------------------------------------------------
                Road & Rail - 0.0%                           272  Toll Holdings Ltd.                                           2,941
                --------------------------------------------------------------------------------------------------------------------
                Transportation Infrastructure - 0.1%       1,958  Macquarie Infrastructure Group                               5,453
                                                             633  Patrick Corp. Ltd.                                           2,879
                                                             290  Transurban Group                                             1,584
                                                                                                                         -----------
                                                                                                                               9,916
                --------------------------------------------------------------------------------------------------------------------
                                                                  Total Common Stocks in Australia                           384,793
------------------------------------------------------------------------------------------------------------------------------------
Austria - 0.4%  Building Products - 0.1%                      73  Wienerberger AG                                              3,331
                --------------------------------------------------------------------------------------------------------------------
                Commercial Banks - 0.1%                       22  Bank Austria Creditanstalt AG                                2,173
                                                              85  Erste Bank der Oesterreichischen Sparkassen AG               4,457
                                                                                                                         -----------
                                                                                                                               6,630
                --------------------------------------------------------------------------------------------------------------------
                Construction & Engineering - 0.0%             18  VA Technologie                                               1,474
                --------------------------------------------------------------------------------------------------------------------
                Diversified Telecommunication                373  Telekom Austria AG                                           7,320
                Services - 0.1%
                --------------------------------------------------------------------------------------------------------------------
                Metals & Mining - 0.0%                        33  Voestalpine AG                                               2,554
                --------------------------------------------------------------------------------------------------------------------
                Oil & Gas - 0.1%                              17  OMV AG                                                       5,415
                --------------------------------------------------------------------------------------------------------------------
                Real Estate - 0.0%                           108  IMMOFINANZ Immobilien Anlagen AG (b)                           987
                --------------------------------------------------------------------------------------------------------------------
                                                                  Total Common Stocks in Austria                              27,711
------------------------------------------------------------------------------------------------------------------------------------
Belgium - 1.4%  Beverages - 0.1%                             123  InBev NV                                                     4,318
                --------------------------------------------------------------------------------------------------------------------
                Chemicals - 0.1%                              53  Solvay SA                                                    6,334
                --------------------------------------------------------------------------------------------------------------------
                Commercial Banks - 0.4%                      523  Dexia                                                       12,473
                                                             203  KBC Bancassurance Holding                                   17,162
                                                                                                                         -----------
                                                                                                                              29,635
                --------------------------------------------------------------------------------------------------------------------
                Diversified Financial Services - 0.4%      1,015  Fortis                                                      28,995
                                                              47  Groupe Bruxelles Lambert SA                                  4,297
                                                                                                                         -----------
                                                                                                                              33,292
                --------------------------------------------------------------------------------------------------------------------
                Diversified Telecommunication                152  Belgacom SA                                                  6,302
                Services - 0.1%
                --------------------------------------------------------------------------------------------------------------------
                Electric Utilities - 0.1%                     21  Electrabel                                                   9,446
                --------------------------------------------------------------------------------------------------------------------
                Food & Staples Retailing - 0.1%                9  Colruyt SA                                                   1,401
                                                              67  Delhaize Group                                               4,602
                                                                                                                         -----------
                                                                                                                               6,003
                --------------------------------------------------------------------------------------------------------------------
                Health Care Equipment & Supplies - 0.0%       31  Omega Pharma SA                                              1,603
                --------------------------------------------------------------------------------------------------------------------
                Leisure Equipment & Products - 0.1%          105  AGFA-Gevaert NV                                              3,683
                --------------------------------------------------------------------------------------------------------------------
                Metals & Mining - 0.0%                        30  Umicore                                                      3,053
                --------------------------------------------------------------------------------------------------------------------

FAM Series Fund, Inc. - Mercury International Index Portfolio
Schedule of Investments as of March 31, 2005                   (in U.S. dollars)

                                                          Shares
Country         Industry*                                   Held  Common Stocks                                             Value
------------------------------------------------------------------------------------------------------------------------------------
                Oil & Gas - 0.0%                              42  Euronav Sa                                             $     1,397
                --------------------------------------------------------------------------------------------------------------------
                Pharmaceuticals - 0.0%                        57  UCB SA                                                       2,765
                --------------------------------------------------------------------------------------------------------------------
                Wireless Telecommunication                    17  Mobistar SA (b)                                              1,497
                 Services - 0.0%
                --------------------------------------------------------------------------------------------------------------------
                                                                  Total Common Stocks in Belgium                             109,328
------------------------------------------------------------------------------------------------------------------------------------
Denmark - 0.8%  Chemicals - 0.0%                              47  Novozymes A/S Class B                                        2,312
                --------------------------------------------------------------------------------------------------------------------
                Commercial Banks - 0.2%                      412  Danske Bank A/S                                             11,985
                --------------------------------------------------------------------------------------------------------------------
                Commercial Services & Supplies - 0.1%         57  ISS A/S                                                      4,644
                --------------------------------------------------------------------------------------------------------------------
                Diversified Telecommunication                178  TDC A/S                                                      7,523
                Services - 0.1%
                --------------------------------------------------------------------------------------------------------------------
                Electrical Equipment - 0.0%                  195  Vestas Wind Systems A/S (b)                                  2,823
                --------------------------------------------------------------------------------------------------------------------
                Food Products - 0.1%                          59  Danisco A/S                                                  4,004
                --------------------------------------------------------------------------------------------------------------------
                Health Care Equipment &                       39  Coloplast AS Class B                                         2,034
                Supplies - 0.0%                              249  GN Store Nord                                                2,867
                                                                                                                         -----------
                                                                                                                               4,901
                --------------------------------------------------------------------------------------------------------------------
                Marine - 0.1%                                  1  AP Moller - Maersk A/S                                       9,333
                --------------------------------------------------------------------------------------------------------------------
                Pharmaceuticals - 0.2%                        60  H Lundbeck A/S                                               1,460
                                                             207  Novo-Nordisk A/S B                                          11,556
                                                                                                                         -----------
                                                                                                                              13,016
                --------------------------------------------------------------------------------------------------------------------
                Road & Rail - 0.0%                            17  DSV A/S                                                      1,300
                --------------------------------------------------------------------------------------------------------------------
                                                                  Total Common Stocks in Denmark                              61,841
------------------------------------------------------------------------------------------------------------------------------------
Finland - 1.4%  Building Products - 0.0%                     100  Asko Oyj                                                     2,105
                --------------------------------------------------------------------------------------------------------------------
                Communications Equipment - 0.8%            4,019  Nokia Oyj                                                   62,470
                --------------------------------------------------------------------------------------------------------------------
                Diversified Telecommunication                 81  Elisa Corp.                                                  1,379
                Services - 0.0%
                --------------------------------------------------------------------------------------------------------------------
                Electric Utilities - 0.1%                    298  Fortum Oyj                                                   5,817
                --------------------------------------------------------------------------------------------------------------------
                IT Services - 0.1%                            90  Tietoenator Oyj                                              3,084
                --------------------------------------------------------------------------------------------------------------------
                Insurance - 0.1%                             346  Sampo Oyj                                                    5,036
                --------------------------------------------------------------------------------------------------------------------
                Leisure Equipment & Products - 0.0%          113  Amer Sports Corp.                                            2,034
                --------------------------------------------------------------------------------------------------------------------
                Machinery - 0.1%                              27  KCI Konecranes Oyj                                           1,118
                                                              44  Kone Oyj B Shares (b)                                        3,429
                                                              84  Wartsila Oyj                                                 2,227
                                                                                                                         -----------
                                                                                                                               6,774
                --------------------------------------------------------------------------------------------------------------------
                Paper & Forest Products - 0.2%               575  Stora Enso Oyj Class R                                       8,093
                                                             481  UPM-Kymmene Oyj                                             10,690
                                                                                                                         -----------
                                                                                                                              18,783
                --------------------------------------------------------------------------------------------------------------------
                                                                  Total Common Stocks in Finland                             107,482
------------------------------------------------------------------------------------------------------------------------------------
France - 9.5%   Aerospace & Defense - 0.2%                   182  European Aeronautic Defense and Space Co. (b)                5,455
                                                             109  Sagem SA                                                     2,458
                                                              83  Thales SA                                                    3,470
                                                                                                                         -----------
                                                                                                                              11,383
                --------------------------------------------------------------------------------------------------------------------
                Airlines - 0.0%                              144  Air France-KLM                                               2,596
                --------------------------------------------------------------------------------------------------------------------
                Auto Components - 0.2%                       133  Compagnie Generale des Etablissements Michelin               8,764
                                                              76  Valeo SA                                                     3,392
                                                                                                                         -----------
                                                                                                                              12,156
                --------------------------------------------------------------------------------------------------------------------
                Automobiles - 0.3%                           157  Peugeot SA                                                  10,002
                                                             147  Renault SA                                                  13,163
                                                                                                                         -----------
                                                                                                                              23,165
                --------------------------------------------------------------------------------------------------------------------
                Beverages - 0.1%                              50  Pernod-Ricard                                                6,999
                --------------------------------------------------------------------------------------------------------------------
                Building Products - 0.2%                     260  Cie de Saint-Gobain                                         15,882
                --------------------------------------------------------------------------------------------------------------------

FAM Series Fund, Inc. - Mercury International Index Portfolio
Schedule of Investments as of March 31, 2005                   (in U.S. dollars)

                                                          Shares
Country         Industry*                                   Held  Common Stocks                                             Value
------------------------------------------------------------------------------------------------------------------------------------
                Chemicals - 0.2%                              96  Air Liquide                                            $    17,704
                --------------------------------------------------------------------------------------------------------------------
                Commercial Banks - 1.2%                      655  BNP Paribas                                                 46,522
                                                             539  Credit Agricole SA                                          14,690
                                                             270  Societe Generale                                            28,125
                                                                                                                         -----------
                                                                                                                              89,337
                --------------------------------------------------------------------------------------------------------------------
                Communications Equipment - 0.2%              985  Alcatel SA (b)                                              11,982
                --------------------------------------------------------------------------------------------------------------------
                Construction & Engineering - 0.1%             68  Vinci SA                                                     9,827
                --------------------------------------------------------------------------------------------------------------------
                Construction Materials - 0.2%                 16  Imerys SA                                                    1,212
                                                             152  Lafarge SA                                                  14,757
                                                                                                                         -----------
                                                                                                                              15,969
                --------------------------------------------------------------------------------------------------------------------
                Diversified Telecommunication               1,222 France Telecom SA                                           36,687
                Services - 0.5%
                --------------------------------------------------------------------------------------------------------------------
                Electrical Equipment - 0.2%                4,438  Alstom                                                       3,807
                                                             177  Schneider Electric SA                                       13,906
                                                                                                                         -----------
                                                                                                                              17,713
                --------------------------------------------------------------------------------------------------------------------
                Energy Equipment & Services - 0.0%            20  Technip SA                                                   3,353
                --------------------------------------------------------------------------------------------------------------------
                Food & Staples Retailing - 0.4%              461  Carrefour SA                                                24,529
                                                              28  Casino Guichard Perrachon SA (b)                             2,360
                                                                                                                         -----------
                                                                                                                              26,889
                --------------------------------------------------------------------------------------------------------------------
                Food Products - 0.3%                         212  Groupe Danone                                               21,147
                --------------------------------------------------------------------------------------------------------------------
                Health Care Equipment &                       94  Cie Generale d'Optique Essilor International SA              6,811
                Supplies - 0.1%
                --------------------------------------------------------------------------------------------------------------------
                Hotels, Restaurants & Leisure - 0.2%         180  Accor SA                                                     8,833
                                                             103  Sodexho Alliance SA                                          3,442
                                                                                                                         -----------
                                                                                                                              12,275
                --------------------------------------------------------------------------------------------------------------------
                Household Durables - 0.1%                    223  Thomson                                                      6,028
                --------------------------------------------------------------------------------------------------------------------
                IT Services - 0.1%                            45  Atos Origin (b)                                              3,050
                                                             123  Cap Gemini SA (b)                                            4,300
                                                                                                                         -----------
                                                                                                                               7,350
                --------------------------------------------------------------------------------------------------------------------
                Insurance - 0.4%                           1,152  AXA                                                         30,767
                                                              16  CNP Assurances (b)                                           1,136
                                                                                                                         -----------
                                                                                                                              31,903
                --------------------------------------------------------------------------------------------------------------------
                Media - 0.5%                                  96  Lagardere S.C.A.                                             7,286
                                                              83  Publicis Groupe                                              2,554
                                                             121  Societe Television Francaise 1                               3,837
                                                             875  Vivendi Universal SA                                        26,872
                                                                                                                         -----------
                                                                                                                              40,549
                --------------------------------------------------------------------------------------------------------------------
                Metals & Mining - 0.1%                       442  Arcelor                                                     10,127
                --------------------------------------------------------------------------------------------------------------------
                Multiline Retail - 0.1%                       65  Pinault-Printemps-Redoute                                    6,969
                --------------------------------------------------------------------------------------------------------------------
                Multi-Utilities & Unregulated                702  Suez SA                                                     18,940
                Power - 0.4%                                 243  Veolia Environnement                                         8,641
                                                                                                                         -----------
                                                                                                                              27,581
                --------------------------------------------------------------------------------------------------------------------
                Oil & Gas - 1.5%                             488  Total SA                                                   114,478
                --------------------------------------------------------------------------------------------------------------------
                Personal Products - 0.3%                     243  L'Oreal SA                                                  19,502
                --------------------------------------------------------------------------------------------------------------------
                Pharmaceuticals - 0.9%                       811  Sanofi-Aventis                                              68,564
                --------------------------------------------------------------------------------------------------------------------
                Real Estate - 0.1%                            22  Gecina SA                                                    2,519
                                                              41  Unibail                                                      4,873
                                                                                                                         -----------
                                                                                                                               7,392
                --------------------------------------------------------------------------------------------------------------------
                Semiconductors & Semiconductor               465  STMicroelectronics NV                                        7,760
                Equipment - 0.1%
                --------------------------------------------------------------------------------------------------------------------
                Software - 0.0%                               81  Business Objects SA (b)                                      2,174
                                                              35  Dassault Systemes SA                                         1,656
                                                                                                                         -----------
                                                                                                                               3,830
                --------------------------------------------------------------------------------------------------------------------

FAM Series Fund, Inc. - Mercury International Index Portfolio
Schedule of Investments as of March 31, 2005                   (in U.S. dollars)

                                                          Shares
Country         Industry*                                   Held  Common Stocks                                             Value
------------------------------------------------------------------------------------------------------------------------------------
                Textiles, Apparel & Luxury                   194  LVMH Moet Hennessy Louis Vuitton SA                    $    14,548
                Goods - 0.2%
                --------------------------------------------------------------------------------------------------------------------
                Transportation Infrastructure - 0.0%          40  Autoroutes du Sud de la France                               2,034
                --------------------------------------------------------------------------------------------------------------------
                Wireless Telecommunication                   185  Bouygues                                                     7,352
                Services - 0.1%
                --------------------------------------------------------------------------------------------------------------------
                                                                  Total Common Stocks in France                              717,842
------------------------------------------------------------------------------------------------------------------------------------
Germany - 6.6%  Air Freight & Logistics - 0.1%               401  Deutsche Post AG                                             9,813
                --------------------------------------------------------------------------------------------------------------------
                Airlines - 0.1%                              253  Deutsche Lufthansa AG                                        3,656
                --------------------------------------------------------------------------------------------------------------------
                Auto Components - 0.1%                       116  Continental AG                                               9,020
                --------------------------------------------------------------------------------------------------------------------
                Automobiles - 0.5%                           705  DaimlerChrysler AG                                          31,638
                                                             206  Volkswagen AG                                                9,831
                                                                                                                         -----------
                                                                                                                              41,469
                --------------------------------------------------------------------------------------------------------------------
                Building Products - 0.0%                       3  HeidelbergCement AG (b)                                        187
                --------------------------------------------------------------------------------------------------------------------
                Capital Markets - 0.5%                       422  Deutsche Bank AG Registered Shares                          36,499
                --------------------------------------------------------------------------------------------------------------------
                Chemicals - 0.7%                             452  BASF AG                                                     32,127
                                                             579  Bayer AG                                                    19,166
                                                              56  Linde AG                                                     3,857
                                                                                                                         -----------
                                                                                                                              55,150
                --------------------------------------------------------------------------------------------------------------------
                Commercial Banks - 0.4%                      553  Bayerische Hypo-und Vereinsbank AG                          13,562
                                                             414  Commerzbank AG                                               9,007
                                                             260  Depfa Bank Plc                                               4,122
                                                                                                                         -----------
                                                                                                                              26,691
                --------------------------------------------------------------------------------------------------------------------
                Construction Materials - 0.0%                 40  HeidelbergCement AG                                          2,523
                --------------------------------------------------------------------------------------------------------------------
                Diversified Financial Services - 0.1%        104  Deutsche Boerse AG                                           7,839
                --------------------------------------------------------------------------------------------------------------------
                Diversified Telecommunication              2,267  Deutsche Telekom AG                                         45,373
                Services - 0.6%
                --------------------------------------------------------------------------------------------------------------------
                Electric Utilities - 0.6%                    528  E.ON AG                                                     45,420
                --------------------------------------------------------------------------------------------------------------------
                Food & Staples Retailing - 0.1%              128  Metro AG                                                     6,889
                --------------------------------------------------------------------------------------------------------------------
                Health Care Providers &                       27  Celesio AG                                                   2,213
                Services - 0.1%.                              22  Fresenius Medical Care AG                                    1,786
                                                                                                                         -----------
                                                                                                                               3,999
                --------------------------------------------------------------------------------------------------------------------
                Hotels, Restaurants & Leisure - 0.0%         135  TUI AG                                                       3,574
                --------------------------------------------------------------------------------------------------------------------
                Industrial Conglomerates - 0.7%              664  Siemens AG                                                  52,684
                --------------------------------------------------------------------------------------------------------------------
                Insurance - 0.7%                             258  Allianz AG Registered Shares                                32,844
                                                             160  Muenchener Rueckversicherungs AG Registered Shares          19,326
                                                                                                                         -----------
                                                                                                                              52,170
                --------------------------------------------------------------------------------------------------------------------
                Machinery - 0.0%                              69  MAN AG                                                       3,094
                --------------------------------------------------------------------------------------------------------------------
                Metals & Mining - 0.1%                       298  ThyssenKrupp AG                                              6,154
                --------------------------------------------------------------------------------------------------------------------
                Multiline Retail - 0.0%                      105  KarstadtQuelle AG                                            1,056
                --------------------------------------------------------------------------------------------------------------------
                Multi-Utilities & Unregulated                346  RWE AG                                                      20,977
                Power - 0.3%
                --------------------------------------------------------------------------------------------------------------------
                Pharmaceuticals - 0.2%                        69  Altana AG                                                    4,399
                                                              52  Merck KGaA                                                   3,717
                                                             151  Schering AG                                                 10,040
                                                                                                                         -----------
                                                                                                                              18,156
                --------------------------------------------------------------------------------------------------------------------
                Semiconductors & Semiconductor               589  Infineon Technologies AG (b)                                 5,665
                Equipment - 0.1%
                --------------------------------------------------------------------------------------------------------------------
                Software - 0.4%                              169  SAP AG                                                      27,303
                --------------------------------------------------------------------------------------------------------------------
                Textiles, Apparel & Luxury                    43  Adidas-Salomon AG                                            6,841
                Goods - 0.1%                                  16  Puma AG Rudolf Dassler Sport                                 4,016
                                                                                                                         -----------
                                                                                                                              10,857
                --------------------------------------------------------------------------------------------------------------------

FAM Series Fund, Inc. - Mercury International Index Portfolio
Schedule of Investments as of March 31, 2005                   (in U.S. dollars)

                                                          Shares
Country         Industry*                                   Held  Common Stocks                                             Value
------------------------------------------------------------------------------------------------------------------------------------
                Thrifts & Mortgage Finance - 0.1%             93  Hypo Real Estate Holding AG                            $     3,886
                --------------------------------------------------------------------------------------------------------------------
                                                                  Total Common Stocks in Germany                             500,104
------------------------------------------------------------------------------------------------------------------------------------
Greece - 0.5%   Commercial Banks - 0.3%                      207  Alpha Bank AE                                                6,989
                                                             160  EFG Eurobank Ergasias SA                                     4,970
                                                             267  National Bank of Greece SA                                   9,071
                                                             205  Piraeus Bank SA                                              3,719
                                                                                                                         -----------
                                                                                                                              24,749
                --------------------------------------------------------------------------------------------------------------------
                Diversified Telecommunication                274  Hellenic Telecommunications Organization SA                  4,822
                Services - 0.1%
                --------------------------------------------------------------------------------------------------------------------
                Electric Utilities - 0.0%                     94  Public Power Corp.                                           2,715
                --------------------------------------------------------------------------------------------------------------------
                Hotels, Restaurants & Leisure - 0.1%         159  OPAP SA                                                      4,658
                --------------------------------------------------------------------------------------------------------------------
                Wireless Telecommunication                   137  Cosmote Mobile Telecommunications SA                         2,411
                Services - 0.0%
                --------------------------------------------------------------------------------------------------------------------
                                                                  Total Common Stocks in Greece                               39,355
------------------------------------------------------------------------------------------------------------------------------------
Hong Kong -     Airlines - 0.1%                            2,000  Cathay Pacific Airways Ltd.                                  3,769
1.5%            --------------------------------------------------------------------------------------------------------------------
                Commercial Banks - 0.3%                    4,000  BOC Hong Kong Holdings Ltd.                                  7,360
                                                           1,400  Bank of East Asia Ltd.                                       4,030
                                                             700  Hang Seng Bank Ltd.                                          9,289
                                                                                                                         -----------
                                                                                                                              20,679
                --------------------------------------------------------------------------------------------------------------------
                Diversified Financial Services - 0.1%      2,000  Hong Kong Exchanges and Clearing Ltd.                        5,167
                --------------------------------------------------------------------------------------------------------------------
                Diversified Telecommunication              5,000  PCCW Ltd.                                                    2,805
                Services - 0.0%
                --------------------------------------------------------------------------------------------------------------------
                Electric Utilities - 0.2%                  1,500  CLP Holdings Ltd.                                            8,539
                                                           1,500  HongKong Electric Holdings                                   6,674
                                                                                                                         -----------
                                                                                                                              15,213
                --------------------------------------------------------------------------------------------------------------------
                Gas Utilities - 0.1%                       4,000  Hong Kong & China Gas                                        7,872
                --------------------------------------------------------------------------------------------------------------------
                Household Durables - 0.0%                    500  Techtronic Industries Co.                                    1,106
                --------------------------------------------------------------------------------------------------------------------
                Industrial Conglomerates - 0.2%             2,000 Hutchison Whampoa Ltd.                                      16,989
                --------------------------------------------------------------------------------------------------------------------
                Real Estate - 0.5%                         1,000  Cheung Kong Holdings Ltd.                                    8,879
                                                           3,000  Hang Lung Properties Ltd.                                    4,346
                                                           4,000  New World Development Ltd.                                   3,923
                                                           4,000  Sino Land Co.                                                3,616
                                                           1,000  Sun Hung Kai Properties Ltd.                                 9,071
                                                           1,000  Swire Pacific Ltd. Class A                                   7,917
                                                           1,000  Wharf Holdings Ltd.                                          3,160
                                                                                                                         -----------
                                                                                                                              40,912
                --------------------------------------------------------------------------------------------------------------------
                Specialty Retail - 0.0%                    4,000  Giordano International Ltd.                                  2,718
                --------------------------------------------------------------------------------------------------------------------
                Wireless Telecommunication                 1,000  Hutchison Telecommunications International Ltd. (b)            955
                Services - 0.0%
                --------------------------------------------------------------------------------------------------------------------
                                                                  Total Common Stocks in Hong Kong                           118,185
------------------------------------------------------------------------------------------------------------------------------------
Ireland - 0.7%  Commercial Banks - 0.4%                      796  Allied Irish Banks Plc                                      16,707
                                                             898  Bank of Ireland                                             14,227
                                                                                                                         -----------
                                                                                                                              30,934
                --------------------------------------------------------------------------------------------------------------------
                Construction Materials - 0.2%                497  CRH Plc                                                     13,061
                --------------------------------------------------------------------------------------------------------------------
                Diversified Telecommunication                684  Eircom Group Plc                                             1,787
                Services - 0.0%
                --------------------------------------------------------------------------------------------------------------------
                Food & Staples Retailing - 0.0%              510  Fyffes Plc                                                   1,505
                --------------------------------------------------------------------------------------------------------------------
                Food Products - 0.0%                          74  Kerry Group Plc                                              1,784
                --------------------------------------------------------------------------------------------------------------------
                Insurance - 0.1%                             268  Irish Life & Permanent Plc                                   4,817
                --------------------------------------------------------------------------------------------------------------------
                Pharmaceuticals - 0.0%                       317  Elan Corp. Plc (b)                                             989
                --------------------------------------------------------------------------------------------------------------------
                                                                  Total Common Stocks in Ireland                              54,877
------------------------------------------------------------------------------------------------------------------------------------
Italy - 4.1%    Aerospace & Defense - 0.1%                 4,997  Finmeccanica SpA                                             5,079
                --------------------------------------------------------------------------------------------------------------------
                Automobiles - 0.1%                           543  Fiat SpA                                                     3,959
                --------------------------------------------------------------------------------------------------------------------

FAM Series Fund, Inc. - Mercury International Index Portfolio
Schedule of Investments as of March 31, 2005                   (in U.S. dollars)

                                                          Shares
Country         Industry*                                   Held  Common Stocks                                             Value
------------------------------------------------------------------------------------------------------------------------------------
                Capital Markets - 0.1%                       317  Banca Fideuram SpA                                     $     1,625
                                                             452  Mediobanca SpA                                               7,883
                                                                                                                         -----------
                                                                                                                               9,508
------------------------------------------------------------------------------------------------------------------------------------
                Commercial Banks - 1.2%                      230  Banca Antonveneta SpA                                        7,479
                                                           2,579  Banca Intesa SpA                                            13,139
                                                             585  Banca Intesa SpA (RNC)                                       2,695
                                                             677  Banca Monte dei Paschi di Siena SpA                          2,285
                                                           1,667  Banca Nazionale del Lavoro SpA (b)                           5,384
                                                             437  Banca Popolare di Milano SCRL                                4,189
                                                             268  Banco Popolare di Verona e Novara Scrl                       5,017
                                                             317  Banche Popolari Unite Scrl                                   6,672
                                                           1,351  Capitalia SpA                                                7,069
                                                             937  Sanpaolo IMI SpA                                            14,712
                                                           3,887  UniCredito Italiano SpA                                     22,889
                                                                                                                         -----------
                                                                                                                              91,530
                --------------------------------------------------------------------------------------------------------------------
                Diversified Telecommunication              7,202  Telecom Italia SpA                                          27,378
                Services - 0.6%                            4,624  Telecom Italia SpA (RNC)                                    14,501
                                                                                                                         -----------
                                                                                                                              41,879
                --------------------------------------------------------------------------------------------------------------------
                Electric Utilities - 0.4%                  3,188  Enel SpA                                                    30,586
                                                           1,115  Terna SpA                                                    2,975
                                                                                                                         -----------
                                                                                                                              33,561
                --------------------------------------------------------------------------------------------------------------------
                Gas Utilities - 0.1%                         901  Snam Rete Gas SpA                                            5,030
                --------------------------------------------------------------------------------------------------------------------
                Industrial Conglomerates - 0.0%            2,088  Pirelli & C SpA                                              2,605
                --------------------------------------------------------------------------------------------------------------------
                Insurance - 0.5%                             459  Alleanza Assicurazioni SpA                                   6,007
                                                             810  Assicurazioni Generali SpA                                  26,213
                                                             215  Riunione Adriatica di Sicurta SpA                            5,072
                                                                                                                         -----------
                                                                                                                              37,292
                --------------------------------------------------------------------------------------------------------------------
                Internet Software & Services - 0.0%          322  Tiscali SpA (b)                                              1,146
                --------------------------------------------------------------------------------------------------------------------
                Media - 0.1%                                 553  Mediaset SpA                                                 7,978
                                                           4,752  Seat Pagine Gialle SpA                                       1,986
                                                                                                                         -----------
                                                                                                                               9,964
                --------------------------------------------------------------------------------------------------------------------
                Oil & Gas - 0.7%                           2,165  ENI SpA                                                     56,387
                --------------------------------------------------------------------------------------------------------------------
                Textiles, Apparel & Luxury                    74  Luxottica Group SpA                                          1,522
                Goods - 0.0%
                --------------------------------------------------------------------------------------------------------------------
                Transportation Infrastructure - 0.1%         252  Autostrade SpA                                               6,544
                --------------------------------------------------------------------------------------------------------------------
                Wireless Telecommunication                 1,023  TIM SpA                                                      6,860
                Services - 0.1%
                --------------------------------------------------------------------------------------------------------------------
                                                                  Total Common Stocks in Italy                               312,866
------------------------------------------------------------------------------------------------------------------------------------
Japan - 20.9%   Auto Components - 0.3%                       300  Aisin Seiki Co., Ltd.                                        6,844
                                                           1,000  Bridgestone Corp.                                           18,427
                                                                                                                         -----------
                                                                                                                              25,271
                --------------------------------------------------------------------------------------------------------------------
                Automobiles - 2.2%                         1,000  Honda Motor Co., Ltd.                                       50,206
                                                           2,200  Nissan Motor Co., Ltd.                                      22,605
                                                           2,500  Toyota Motor Corp.                                          93,259
                                                                                                                         -----------
                                                                                                                             166,070
                --------------------------------------------------------------------------------------------------------------------
                Building Products - 0.1%                   1,000  Asahi Glass Co., Ltd.                                       10,565
                --------------------------------------------------------------------------------------------------------------------
                Capital Markets - 0.5%                     1,000  Daiwa Securities Group, Inc.                                 6,601
                                                           1,000  Nikko Cordial Corp.                                          5,011
                                                           2,000  Nomura Holdings, Inc.                                       28,048
                                                                                                                         -----------
                                                                                                                              39,660
                --------------------------------------------------------------------------------------------------------------------
                Chemicals - 1.0%                           1,000  Asahi Kasei Corp.                                            4,936
                                                           2,000  Ishihara Sangyo Kaisha Ltd.                                  4,637
                                                           2,000  Mitsubishi Chemical Corp.                                    6,395
                                                           2,000  Mitsubishi Rayon Co., Ltd.                                   7,405
                                                             200  Nitto Denko Corp.                                           10,509

FAM Series Fund, Inc. - Mercury International Index Portfolio
Schedule of Investments as of March 31, 2005                   (in U.S. dollars)

                                                          Shares
Country         Industry*                                   Held  Common Stocks                                             Value
------------------------------------------------------------------------------------------------------------------------------------
                                                             400  Shin-Etsu Chemical Co., Ltd.                           $    15,183
                                                           2,000  Showa Denko KK                                               5,254
                                                           1,000  Sumitomo Chemical Co., Ltd.                                  4,955
                                                           1,000  Teijin Ltd.                                                  4,282
                                                           1,000  Toray Industries, Inc.                                       4,497
                                                           1,000  Tosoh Corp.                                                  4,955
                                                           2,000  Ube Industries Ltd.                                          4,132
                                                                                                                         -----------
                                                                                                                              77,140
                --------------------------------------------------------------------------------------------------------------------
                Commercial Banks - 2.1%                    1,000  The Bank of Fukuoka Ltd.                                     6,292
                                                           1,000  The Bank of Yokohama Ltd. (b)                                6,114
                                                           1,000  The Chiba Bank Ltd.                                          6,488
                                                           2,000  Hokuhoku Financial Group, Inc.                               6,077
                                                               4  Mitsubishi Tokyo Financial Group, Inc.                      34,779
                                                           1,000  Mitsui Trust Holdings, Inc.                                  9,966
                                                               6  Mizuho Financial Group, Inc.                                28,440
                                                           5,000  Resona Holdings, Inc. (b)                                   10,050
                                                           1,000  The Shizuoka Bank Ltd.                                      10,125
                                                               3  Sumitomo Mitsui Financial Group, Inc.                       20,363
                                                           1,000  The Sumitomo Trust & Banking Co., Ltd.                       6,535
                                                               3  UFJ Holdings, Inc.                                          15,819
                                                                                                                         -----------
                                                                                                                             161,048
                --------------------------------------------------------------------------------------------------------------------
                Commercial Services & Supplies - 0.6%        100  Benesse Corp.                                                3,403
                                                           1,000  Dai Nippon Printing Co., Ltd.                               16,352
                                                               2  The Goodwill Group, Inc.                                     4,170
                                                             200  Meitec Corp.                                                 6,993
                                                           1,000  Toppan Printing Co., Ltd.                                   10,976
                                                                                                                         -----------
                                                                                                                              41,894
                --------------------------------------------------------------------------------------------------------------------
                Computers & Peripherals - 0.5%             1,000  Fujitsu Ltd.                                                 6,021
                                                           2,000  NEC Corp.                                                   12,117
                                                             100  Seiko Epson Corp.                                            3,721
                                                           3,000  Toshiba Corp.                                               12,565
                                                                                                                         -----------
                                                                                                                              34,424
                --------------------------------------------------------------------------------------------------------------------
                Construction & Engineering - 0.4%          1,000  Kajima Corp.                                                 4,142
                                                           1,000  Nishimatsu Construction Co., Ltd.                            3,796
                                                           1,000  Obayashi Corp.                                               6,180
                                                           1,000  Shimizu Corp.                                                5,133
                                                           2,000  Taisei Corp.                                                 7,517
                                                                                                                         -----------
                                                                                                                              26,768
                --------------------------------------------------------------------------------------------------------------------
                Construction Materials - 0.0%              1,000  Taiheiyo Cement Corp.                                        2,814
                --------------------------------------------------------------------------------------------------------------------
                Consumer Finance - 0.6%                      100  Acom Co., Ltd.                                               6,778
                                                              75  Aiful Corp. (b)                                              5,974
                                                             200  Credit Saison Co., Ltd.                                      7,218
                                                             100  ORIX Corp.                                                  12,780
                                                             100  Promise Co., Ltd.                                            6,853
                                                             100  Takefuji Corp.                                               6,750
                                                                                                                         -----------
                                                                                                                              46,353
                --------------------------------------------------------------------------------------------------------------------
                Diversified Telecommunication                  4  Nippon Telegraph & Telephone Corp.                          17,539
                Services - 0.2%
                --------------------------------------------------------------------------------------------------------------------
                Electric Utilities - 1.0%                    600  Chubu Electric Power Co., Inc.                              14,445
                                                             200  Hokkaido Electric Power Co., Inc.                            4,076
                                                             700  The Kansai Electric Power Co., Inc.                         14,071
                                                             400  Kyushu Electric Power Co., Inc.                              8,527
                                                             400  Tohoku Electric Power Co., Inc.                              7,431
                                                           1,100  The Tokyo Electric Power Co., Inc.                          26,739
                                                                                                                         -----------
                                                                                                                              75,289
                --------------------------------------------------------------------------------------------------------------------

FAM Series Fund, Inc. - Mercury International Index Portfolio
Schedule of Investments as of March 31, 2005                   (in U.S. dollars)

                                                          Shares
Country         Industry*                                   Held  Common Stocks                                             Value
------------------------------------------------------------------------------------------------------------------------------------
                Electrical Equipment - 0.3%                1,000  Furukawa Electric Co., Ltd.                            $     4,590
                                                           1,000  Mitsubishi Electric Corp.                                    5,189
                                                           1,000  Sumitomo Electric Industries Ltd.                           10,667
                                                                                                                         -----------
                                                                                                                              20,446
                --------------------------------------------------------------------------------------------------------------------
                Electronic Equipment &                     3,000  Hitachi Ltd.                                                18,680
                Instruments - 0.8%                           100  Hoya Corp.                                                  11,032
                                                             100  Kyocera Corp.                                                7,152
                                                             200  Murata Manufacturing Co., Ltd.                              10,752
                                                           1,000  Oki Electric Industry Co., Ltd.                              4,226
                                                             100  TDK Corp.                                                    6,862
                                                                                                                         -----------
                                                                                                                              58,704
                --------------------------------------------------------------------------------------------------------------------
                Food & Staples Retailing - 0.3%            1,000  Aeon Co., Ltd.                                              16,932
                                                             100  Lawson, Inc.                                                 3,684
                                                             200  Matsumotokiyoshi Co., Ltd.                                   5,946
                                                                                                                         -----------
                                                                                                                              26,562
                --------------------------------------------------------------------------------------------------------------------
                Food Products - 0.2%                       1,000  Ajinomoto Co., Inc.                                         12,229
                                                             200  Nissin Food Products Co., Ltd.                               5,245
                                                                                                                         -----------
                                                                                                                              17,474
                --------------------------------------------------------------------------------------------------------------------
                Gas Utilities - 0.2%                       2,000  Osaka Gas Co., Ltd.                                          6,171
                                                           2,000  Tokyo Gas Co., Ltd.                                          8,078
                                                                                                                         -----------
                                                                                                                              14,249
                --------------------------------------------------------------------------------------------------------------------
                Health Care Equipment &                      300  Terumo Corp.                                                 9,059
                Supplies - 0.1%
                --------------------------------------------------------------------------------------------------------------------
                Health Care Providers &                      200  MEDICEO Holdings Co., Ltd.                                   2,665
                Services - 0.0%
                --------------------------------------------------------------------------------------------------------------------
                Household Durables - 1.3%                    100  Daito Trust Construction Co., Ltd.                           4,207
                                                           2,000  Matsushita Electric Industrial Co., Ltd.                    29,544
                                                             200  Rinnai Corp.                                                 5,086
                                                           2,000  Sanyo Electric Co., Ltd.                                     6,245
                                                           1,000  Sharp Corp.                                                 15,165
                                                             900  Sony Corp.                                                  35,929
                                                                                                                         -----------
                                                                                                                              96,176
                --------------------------------------------------------------------------------------------------------------------
                IT Services - 0.2%                           100  CSK Corp.                                                    4,170
                                                               1  NET One Systems Co., Ltd.                                    2,571
                                                               2  NTT Data Corp.                                               6,918
                                                                                                                         -----------
                                                                                                                              13,659
                --------------------------------------------------------------------------------------------------------------------
                Insurance - 0.6%                               1  Millea Holdings, Inc.                                       14,585
                                                           1,000  Mitsui Sumitomo Insurance Co., Ltd.                          9,190
                                                           1,000  Sompo Japan Insurance, Inc.                                 10,462
                                                             200  T&D Holdings, Inc.                                          10,191
                                                                                                                         -----------
                                                                                                                              44,428
                --------------------------------------------------------------------------------------------------------------------
                Internet & Catalog Retail - 0.1%               6  Rakuten, Inc.                                                5,245
                --------------------------------------------------------------------------------------------------------------------
                Internet Software & Services - 0.2%          200  Softbank Corp. (b)                                           8,265
                                                               2  Yahoo! Japan Corp. (b)                                       4,703
                                                                                                                         -----------
                                                                                                                              12,968
                --------------------------------------------------------------------------------------------------------------------
                Leisure Equipment & Products - 0.2%          200  Bandai Co., Ltd.                                             4,067
                                                             100  Sankyo Co., Ltd. (Gunma)                                     4,852
                                                             200  Yamaha Corp.                                                 2,893
                                                                                                                         -----------
                                                                                                                              11,812
                --------------------------------------------------------------------------------------------------------------------
                Machinery - 0.7%                             100  Fanuc Ltd.                                                   6,273
                                                           2,000  Ishikawajima-Harima Heavy Industries Co., Ltd.               3,235
                                                           2,000  Kawasaki Heavy Industries Ltd.                               3,459
                                                           1,000  Komatsu Ltd.                                                 7,535
                                                           1,000  Kubota Corp.                                                 5,348

FAM Series Fund, Inc. - Mercury International Index Portfolio
Schedule of Investments as of March 31, 2005                   (in U.S. dollars)

                                                          Shares
Country         Industry*                                   Held  Common Stocks                                             Value
------------------------------------------------------------------------------------------------------------------------------------
                                                           3,000  Mitsubishi Heavy Industries Ltd.                       $     7,994
                                                           1,000  NSK Ltd.                                                     5,161
                                                           2,000  Sumitomo Heavy Industries Ltd.                               7,891
                                                             200  THK Co., Ltd.                                                4,048
                                                                                                                         -----------
                                                                                                                              50,944
                --------------------------------------------------------------------------------------------------------------------
                Marine - 0.3%                              1,000  Kawasaki Kisen Kaisha Ltd.                                   6,918
                                                           1,000  Mitsui OSK Lines Ltd.                                        6,442
                                                           1,000  Nippon Yusen Kabushiki Kaisha                                6,040
                                                                                                                         -----------
                                                                                                                              19,400
                --------------------------------------------------------------------------------------------------------------------
                Media - 0.1%                                   3  Dentsu, Inc.                                                 8,218
                                                               1  Fuji Television Network, Inc.                                2,365
                                                                                                                         -----------
                                                                                                                              10,583
                --------------------------------------------------------------------------------------------------------------------
                Metals & Mining - 0.7%                       500  JFE Holdings, Inc.                                          13,977
                                                           3,000  Kobe Steel Ltd.                                              5,301
                                                           1,000  Mitsui Mining & Smelting Co., Ltd.                           4,441
                                                           7,000  Nippon Steel Corp.                                          17,736
                                                           4,000  Sumitomo Metal Industries Ltd.                               7,218
                                                           1,000  Sumitomo Metal Mining Co., Ltd.                              7,545
                                                                                                                         -----------
                                                                                                                              56,218
                --------------------------------------------------------------------------------------------------------------------
                Office Electronics - 0.9%                  1,000  Canon, Inc.                                                 53,758
                                                           1,000  Ricoh Co., Ltd.                                             17,203
                                                                                                                         -----------
                                                                                                                              70,961
                --------------------------------------------------------------------------------------------------------------------
                Oil & Gas - 0.2%                           1,000  Nippon Mining Holdings, Inc.                                 5,507
                                                           1,000  Nippon Oil Corp.                                             7,115
                                                                                                                         -----------
                                                                                                                              12,622
                --------------------------------------------------------------------------------------------------------------------
                Paper & Forest Products - 0.1%                 1  Nippon Paper Group, Inc.                                     4,628
                                                           1,000  OJI Paper Co., Ltd.                                          5,628
                                                                                                                         -----------
                                                                                                                              10,256
                --------------------------------------------------------------------------------------------------------------------
                Pharmaceuticals - 0.9%                       300  Chugai Pharmaceutical Co., Ltd.                              4,619
                                                             300  Daiichi Pharmaceutical Co., Ltd.                             7,040
                                                             500  Sankyo Co., Ltd.                                            10,565
                                                           1,000  Takeda Pharmaceutical Co., Ltd.                             47,775
                                                             100  Yamanouchi Pharmaceutical Co., Ltd.                          3,394
                                                                                                                         -----------
                                                                                                                              73,393
                --------------------------------------------------------------------------------------------------------------------
                Real Estate - 0.4%                           200  Leopalace21 Corp.                                            3,306
                                                           1,000  Mitsubishi Estate Co., Ltd.                                 11,649
                                                           1,000  Mitsui Fudosan Co., Ltd.                                    11,771
                                                                                                                         -----------
                                                                                                                              26,726
                --------------------------------------------------------------------------------------------------------------------
                Road & Rail - 0.7%                             1  Central Japan Railway Co.                                    8,583
                                                               3  East Japan Railway Co.                                      16,156
                                                           2,000  Kintetsu Corp.                                               6,806
                                                           1,000  Nippon Express Co., Ltd.                                     5,273
                                                           1,000  Tobu Railway Co., Ltd.                                       4,048
                                                               3  West Japan Railway Co.                                      12,257
                                                                                                                         -----------
                                                                                                                              53,123
                --------------------------------------------------------------------------------------------------------------------
                Semiconductors & Semiconductor               100  Advantest Corp.                                              7,685
                Equipment - 0.4%                             100  Rohm Co., Ltd.                                               9,677
                                                             200  Tokyo Electron Ltd.                                         11,425
                                                                                                                         -----------
                                                                                                                              28,787
                --------------------------------------------------------------------------------------------------------------------
                Software - 0.2%                              200  Konami Corp.                                                 4,450
                                                             100  Nintendo Co., Ltd.                                          10,939
                                                                                                                         -----------
                                                                                                                              15,389
                --------------------------------------------------------------------------------------------------------------------
                Specialty Retail - 0.1%                      100  Yamada Denki Co., Ltd.                                       5,254
                --------------------------------------------------------------------------------------------------------------------
                Textiles, Apparel & Luxury Goods - 0.1%    2,000  Toyobo Co., Ltd.                                             4,880

                --------------------------------------------------------------------------------------------------------------------

FAM Series Fund, Inc. - Mercury International Index Portfolio
Schedule of Investments as of March 31, 2005                   (in U.S. dollars)

                                                          Shares
Country         Industry*                                   Held  Common Stocks                                             Value
------------------------------------------------------------------------------------------------------------------------------------
                Tobacco - 0.1%                                 1  Japan Tobacco, Inc.                                    $    11,126
                --------------------------------------------------------------------------------------------------------------------
                Trading Companies &                        1,000  Itochu Corp.                                                 5,049
                Distributors - 0.6%
                                                           2,000  Marubeni Corp.                                               6,432
                                                           1,000  Mitsubishi Corp.                                            12,986
                                                           1,000  Mitsui & Co., Ltd.                                           9,246
                                                             400  Sojitz Holdings Corp. (b)                                    1,975
                                                           1,000  Sumitomo Corp.                                               8,592
                                                                                                                         -----------
                                                                                                                              44,280
                --------------------------------------------------------------------------------------------------------------------
                Wireless Telecommunication                    18  NTT DoCoMo, Inc.                                            30,292
                Services - 0.4%
                --------------------------------------------------------------------------------------------------------------------
                                                                  Total Common Stocks in Japan                             1,582,516
------------------------------------------------------------------------------------------------------------------------------------
Netherlands -   Air Freight & Logistics - 0.1%               351  TNT NV                                                      10,013
4.9%            --------------------------------------------------------------------------------------------------------------------
                Beverages - 0.1%                             230  Heineken NV                                                  7,990
                --------------------------------------------------------------------------------------------------------------------
                Chemicals - 0.2%                             207  Akzo Nobel NV                                                9,475
                                                              78  DSM NV                                                       5,510
                                                                                                                         -----------
                                                                                                                              14,985
                --------------------------------------------------------------------------------------------------------------------
                Commercial Banks - 0.4%                    1,347  ABN AMRO Holding NV                                         33,507
                --------------------------------------------------------------------------------------------------------------------
                Commercial Services & Supplies - 0.0%        103  Vedior NV                                                    1,837
                --------------------------------------------------------------------------------------------------------------------
                Diversified Financial Services - 0.7%        111  Euronext NV                                                  3,960
                                                           1,521  ING Groep NV CVA                                            46,059
                                                                                                                         -----------
                                                                                                                              50,019
                --------------------------------------------------------------------------------------------------------------------
                Diversified Telecommunication              1,725  Royal KPN NV                                                15,469
                Services - 0.2%
                --------------------------------------------------------------------------------------------------------------------
                Energy Equipment & Services - 0.0%            37  IHC Caland NV                                                2,356
                --------------------------------------------------------------------------------------------------------------------
                Food & Staples Retailing - 0.2%            1,389  Koninklijke Ahold NV (b)                                    11,662
                --------------------------------------------------------------------------------------------------------------------
                Food Products - 0.5%                         109  Royal Numico NV (b)                                          4,471
                                                             494  Unilever NV                                                 33,706
                                                                                                                         -----------
                                                                                                                              38,177
                --------------------------------------------------------------------------------------------------------------------
                Household Durables - 0.4%                  1,105  Koninklijke Philips Electronics NV                          30,517
                --------------------------------------------------------------------------------------------------------------------
                IT Services - 0.0%                           691  Getronics NV                                                 1,607
                --------------------------------------------------------------------------------------------------------------------
                Insurance - 0.2%                           1,157  Aegon NV                                                    15,653
                --------------------------------------------------------------------------------------------------------------------
                Media - 0.3%                                 657  Reed Elsevier NV                                             9,930
                                                             231  VNU NV                                                       6,755
                                                             269  Wolters Kluwer NV                                            4,926
                                                                                                                         -----------
                                                                                                                              21,611
                --------------------------------------------------------------------------------------------------------------------
                Oil & Gas - 1.4%                           1,734  Royal Dutch Petroleum Co.                                  103,935
                --------------------------------------------------------------------------------------------------------------------
                Real Estate - 0.1%                            21  Corio NV                                                     1,177
                                                              26  Rodamco Europe NV                                            1,950
                                                                                                                         -----------
                                                                                                                               3,127
                --------------------------------------------------------------------------------------------------------------------
                Semiconductors & Semiconductor               444  ASML Holding NV (b)                                          7,519
                Equipment - 0.1%
                --------------------------------------------------------------------------------------------------------------------
                Trading Companies &                          694  Hagemeyer NV (b)                                             1,768
                Distributors - 0.0%
                --------------------------------------------------------------------------------------------------------------------
                                                                  Total Common Stocks in the Netherlands                     371,752
------------------------------------------------------------------------------------------------------------------------------------
New Zealand -   Construction Materials - 0.0%                261  Fletcher Building Ltd.                                       1,236
0.2%            --------------------------------------------------------------------------------------------------------------------
                Diversified Telecommunication              1,880  Telecom Corp. of New Zealand Ltd.                            8,123
                Services - 0.1%
                --------------------------------------------------------------------------------------------------------------------
                Health Care Equipment &                      752  Fisher & Paykel Healthcare Corp.                             1,603
                Supplies - 0.0%
                --------------------------------------------------------------------------------------------------------------------
                Hotels, Restaurants & Leisure - 0.1%         598  Sky City Ltd.                                                2,098
                --------------------------------------------------------------------------------------------------------------------
                Household Durables - 0.0%                    514  Fisher & Paykel Appliances Holdings Ltd.                     1,088
                --------------------------------------------------------------------------------------------------------------------
                                                                  Total Common Stocks in New Zealand                          14,148
                --------------------------------------------------------------------------------------------------------------------

FAM Series Fund, Inc. - Mercury International Index Portfolio
Schedule of Investments as of March 31, 2005                   (in U.S. dollars)

                                                          Shares
Country         Industry*                                   Held  Common Stocks                                             Value
------------------------------------------------------------------------------------------------------------------------------------
Norway - 0.7%   Chemicals - 0.1%                             175  Yara International ASA                                 $     2,667
                --------------------------------------------------------------------------------------------------------------------
                Commercial Banks - 0.1%                      465  DNB NOR ASA                                                  4,768
                --------------------------------------------------------------------------------------------------------------------
                Commercial Services & Supplies - 0.0%        261  Tomra Systems ASA                                            1,170
                --------------------------------------------------------------------------------------------------------------------
                Communications Equipment - 0.0%              162  Tandberg ASA                                                 1,700
                --------------------------------------------------------------------------------------------------------------------
                Diversified Telecommunication                638  Telenor ASA                                                  5,759
                Services - 0.1%
                --------------------------------------------------------------------------------------------------------------------
                Energy Equipment & Services - 0.1%            25  Petroleum Geo-Services ASA (b)                               1,653
                                                             200  Stolt Offshore SA (b)                                        1,549
                                                                                                                         -----------
                                                                                                                               3,202
                --------------------------------------------------------------------------------------------------------------------
                Food Products - 0.1%                         161  Orkla ASA                                                    5,915
                --------------------------------------------------------------------------------------------------------------------
                Insurance - 0.0%                             200  Storebrand ASA                                               1,821
                --------------------------------------------------------------------------------------------------------------------
                Oil & Gas - 0.2%                              48  Frontline Ltd.                                               2,303
                                                             134  Norsk Hydro ASA                                             11,099
                                                              17  Ship Finance International Ltd.                                330
                                                             520  Statoil ASA                                                  8,894
                                                                                                                         -----------
                                                                                                                              22,626
                --------------------------------------------------------------------------------------------------------------------
                Paper & Forest Products - 0.0%                48  Norske Skogindustrier ASA                                      962
                --------------------------------------------------------------------------------------------------------------------
                                                                  Total Common Stocks in Norway                               50,590
------------------------------------------------------------------------------------------------------------------------------------
Portugal - 0.3% Commercial Banks - 0.1%                    1,955  Banco Comercial Portugues SA Registered Shares               5,336
                --------------------------------------------------------------------------------------------------------------------
                Diversified Telecommunication                738  Portugal Telecom SGPS SA Registered Shares (b)               8,671
                Services - 0.1%
                --------------------------------------------------------------------------------------------------------------------
                Electric Utilities - 0.1%                  2,256  Energias de Portugal SA                                      6,304
                --------------------------------------------------------------------------------------------------------------------
                Industrial Conglomerates - 0.0%            1,329  Sonae SGPS SA                                                2,004
                --------------------------------------------------------------------------------------------------------------------
                Transportation Infrastructure - 0.0%         214  Brisa-Auto Estradas de Portugal SA Private Shares            1,811
                --------------------------------------------------------------------------------------------------------------------
                                                                  Total Common Stocks in Portugal                             24,126
------------------------------------------------------------------------------------------------------------------------------------
Singapore -     Commercial Banks - 0.3%                    1,000  DBS Group Holdings Ltd.                                      9,034
0.8%                                                       1,000  Oversea-Chinese Banking Corp.                                8,367
                                                           1,000  United Overseas Bank Ltd.                                    8,731
                                                                                                                         -----------
                                                                                                                              26,132
                --------------------------------------------------------------------------------------------------------------------
                Computers & Peripherals - 0.0%               150  Creative Technology Ltd.                                     1,446
                --------------------------------------------------------------------------------------------------------------------
                Diversified Telecommunication              5,000  Singapore Telecommunications Ltd.                            7,731
                Services - 0.1%
                --------------------------------------------------------------------------------------------------------------------
                Industrial Conglomerates - 0.1%            3,000  SembCorp Industries Ltd.                                     3,529
                --------------------------------------------------------------------------------------------------------------------
                Media - 0.1%                               2,000  Singapore Press Holdings Ltd.                                5,530
                --------------------------------------------------------------------------------------------------------------------
                Real Estate - 0.1%                         1,000  Ascendas Real Estate Investment Trust                        1,140
                                                           2,000  CapitaLand Ltd.                                              2,850
                                                           1,000  City Developments Ltd.                                       3,911
                                                                                                                         -----------
                                                                                                                               7,901
                --------------------------------------------------------------------------------------------------------------------
                Road & Rail - 0.0%                         3,000  ComfortDelgro Corp. Ltd.                                     3,038
                --------------------------------------------------------------------------------------------------------------------
                Semiconductors & Semiconductor             3,000  Chartered Semiconductor Manufacturing Ltd. (b)               1,801
                Equipment - 0.1%                           3,000  STATS ChipPAC Ltd. (b)                                       1,928
                                                                                                                         -----------
                                                                                                                               3,729
                --------------------------------------------------------------------------------------------------------------------
                                                                  Total Common Stocks in Singapore                            59,036
------------------------------------------------------------------------------------------------------------------------------------
South Africa -  Beverages - 0.1%                             633  SABMiller Plc                                                9,910
0.1%            --------------------------------------------------------------------------------------------------------------------
                                                                  Total Common Stocks in South Africa                          9,910
------------------------------------------------------------------------------------------------------------------------------------
Spain - 3.9%    Airlines - 0.0%                              629  Iberia Lineas Aereas de Espana                               2,109
                --------------------------------------------------------------------------------------------------------------------
                Commercial Banks - 1.5%                    2,723  Banco Bilbao Vizcaya Argentaria SA                          44,449
                                                             148  Banco Popular Espanol SA                                     9,598
                                                           4,946  Banco Santander Central Hispano SA                          60,359
                                                                                                                         -----------
                                                                                                                             114,406
                --------------------------------------------------------------------------------------------------------------------
                Construction & Engineering - 0.2%            264  ACS Actividades de Construccion y Servicios, SA              6,553
                                                              14  Acciona SA                                                   1,266

FAM Series Fund, Inc. - Mercury International Index Portfolio
Schedule of Investments as of March 31, 2005                   (in U.S. dollars)

                                                          Shares
Country         Industry*                                   Held  Common Stocks                                             Value
------------------------------------------------------------------------------------------------------------------------------------
                                                              69  Grupo Ferrovial SA                                     $     3,918
                                                             145  Sacyr Vallehermoso SA                                        2,606
                                                                                                                         -----------
                                                                                                                              14,343
                --------------------------------------------------------------------------------------------------------------------
                Diversified Telecommunication              3,722  Telefonica SA                                               65,013
                Services - 0.9%
                --------------------------------------------------------------------------------------------------------------------
                Electric Utilities - 0.6%                    844  Endesa SA                                                   19,031
                                                             684  Iberdrola SA                                                17,939
                                                             212  Union Fenosa SA                                              6,312
                                                                                                                         -----------
                                                                                                                              43,282
                --------------------------------------------------------------------------------------------------------------------
                Electrical Equipment - 0.0%                  143  Gamesa Corp. Tecnologica SA                                  1,905
                --------------------------------------------------------------------------------------------------------------------
                Gas Utilities - 0.0%                         103  Gas Natural SDG SA                                           2,969
                --------------------------------------------------------------------------------------------------------------------
                IT Services - 0.0%                           334  Amadeus Global Travel Distribution SA A                      3,160
                                                             154  Indra Sistemas SA                                            2,770
                                                                                                                         -----------
                                                                                                                               5,930
                --------------------------------------------------------------------------------------------------------------------
                Insurance - 0.0%                             102  Corp Mapfre SA                                               1,575
                --------------------------------------------------------------------------------------------------------------------
                Media - 0.0%                                  46  Sogecable SA (b)                                             1,847
                --------------------------------------------------------------------------------------------------------------------
                Metals & Mining - 0.1%                       208  Acerinox SA                                                  3,420
                --------------------------------------------------------------------------------------------------------------------
                Oil & Gas - 0.3%                             809  Repsol YPF SA                                               21,470
                --------------------------------------------------------------------------------------------------------------------
                Specialty Retail - 0.1%                      154  Inditex SA                                                   4,617
                --------------------------------------------------------------------------------------------------------------------
                Tobacco - 0.1%                               246  Altadis SA                                                  10,087
                --------------------------------------------------------------------------------------------------------------------
                Transportation Infrastructure - 0.1%         176  Abertis Infraestructuras SA                                  3,987
                                                             249  Cintra Concesiones de Infraestructuras                       2,686
                                                                  de Transporte SA                                       -----------
                                                                                                                               6,673
                --------------------------------------------------------------------------------------------------------------------
                                                                  Total Common Stocks in Spain                               299,646
------------------------------------------------------------------------------------------------------------------------------------
Sweden - 2.5%   Auto Components - 0.0%                       116  Trelleborg AB Class B                                        2,018
                --------------------------------------------------------------------------------------------------------------------
                Building Products - 0.1%                     300  Assa Abloy AB B                                              4,259
                --------------------------------------------------------------------------------------------------------------------
                Capital Markets - 0.0%                        95  D Carnegie AB                                                1,086
                --------------------------------------------------------------------------------------------------------------------
                Commercial Banks - 0.6%                    1,951  Nordea Bank AB                                              19,806
                                                             447  Skandinaviska Enskilda Banken AB Class A                     8,504
                                                             475  Svenska Handelsbanken Class A                               11,263
                                                                                                                         -----------
                                                                                                                              39,573
                --------------------------------------------------------------------------------------------------------------------
                Commercial Services & Supplies - 0.1%        295  Securitas AB                                                 4,733
                --------------------------------------------------------------------------------------------------------------------
                Communications Equipment - 0.5%           12,510  Telefonaktiebolaget LM Ericsson                             35,346
                --------------------------------------------------------------------------------------------------------------------
                Construction & Engineering - 0.0%            248  Skanska AB Class B                                           3,011
                --------------------------------------------------------------------------------------------------------------------
                Diversified Telecommunication                 99  Tele2 AB Class B                                             3,282
                Services - 0.2%                            1,899  TeliaSonera AB                                              11,324
                                                                                                                         -----------
                                                                                                                              14,606
                --------------------------------------------------------------------------------------------------------------------
                Health Care Equipment &                      208  Getinge AB Class B                                           3,116
                Supplies - 0.0%
                --------------------------------------------------------------------------------------------------------------------
                Health Care Providers &                      160  Gambro AB                                                    2,192
                Services - 0.0%
                --------------------------------------------------------------------------------------------------------------------
                Household Durables - 0.1%                    271  Electrolux AB Series B                                       6,329
                --------------------------------------------------------------------------------------------------------------------
                Insurance - 0.1%                             994  Skandia Forsakrings AB                                       5,067
                --------------------------------------------------------------------------------------------------------------------
                Machinery - 0.4%                             111  Alfa Laval AB                                                1,828
                                                             112  Atlas Copco AB Class A                                       5,383
                                                              41  Atlas Copco AB Class B                                       1,802
                                                              98  SKF AB Class B                                               4,599
                                                             212  Sandvik AB                                                   8,849
                                                              57  Scania AB Class B                                            2,436
                                                              59  Volvo AB Class A                                             2,530
                                                             215  Volvo AB Class B                                             9,539
                                                                                                                         -----------
                                                                                                                              36,966

FAM Series Fund, Inc. - Mercury International Index Portfolio
Schedule of Investments as of March 31, 2005                   (in U.S. dollars)

                                                          Shares
Country         Industry*                                   Held  Common Stocks                                             Value
------------------------------------------------------------------------------------------------------------------------------------
                Media - 0.0%                                 196  Eniro AB                                               $     2,324
                --------------------------------------------------------------------------------------------------------------------
                Paper & Forest Products - 0.1%               152  Svenska Cellulosa AB Class B                                 5,751
                --------------------------------------------------------------------------------------------------------------------
                Real Estate - 0.0%                           113  Wihlborgs Fastigheter AB                                     2,623
                --------------------------------------------------------------------------------------------------------------------
                Specialty Retail - 0.2%                      426  Hennes & Mauritz AB B Shares                                14,698
                --------------------------------------------------------------------------------------------------------------------
                Tobacco - 0.1%                               363  Swedish Match AB                                             4,458
                --------------------------------------------------------------------------------------------------------------------
                                                                  Total Common Stocks in Sweden                              188,156
------------------------------------------------------------------------------------------------------------------------------------
Switzerland -   Biotechnology - 0.1%                           6  Serono SA                                                    4,369
6.7%            --------------------------------------------------------------------------------------------------------------------
                Building Products - 0.0%                       4  Geberit AG Registered Shares                                 2,940
                --------------------------------------------------------------------------------------------------------------------
                Capital Markets - 1.6%                       979  Credit Suisse Group                                         42,178
                                                             891  UBS AG Registered Shares                                    75,502
                                                                                                                         -----------
                                                                                                                             117,680
                --------------------------------------------------------------------------------------------------------------------
                Chemicals - 0.3%                              70  Ciba Specialty Chemicals AG Registered Shares                4,546
                                                             214  Clariant AG                                                  3,708
                                                               5  Givaudan                                                     3,222
                                                              47  Lonza Group AG Registered Shares                             2,886
                                                              99  Syngenta AG                                                 10,374
                                                                                                                         -----------
                                                                                                                              24,736
                --------------------------------------------------------------------------------------------------------------------
                Commercial Services & Supplies - 0.1%        121  Adecco SA Registered Shares                                  6,670
                                                               3  SGS SA                                                       2,170
                                                                                                                         -----------
                                                                                                                               8,840
                --------------------------------------------------------------------------------------------------------------------
                Computers & Peripherals - 0.0%                46  Logitech International SA Registered Shares (b)              2,808
                --------------------------------------------------------------------------------------------------------------------
                Construction Materials - 0.1%                150  Holcim Ltd.                                                  9,256
                --------------------------------------------------------------------------------------------------------------------
                Diversified Telecommunication                 25  Swisscom AG                                                  9,198
                Services - 0.1%
                --------------------------------------------------------------------------------------------------------------------
                Electrical Equipment - 0.1%                1,461  ABB Ltd. (b)                                                 9,107
                --------------------------------------------------------------------------------------------------------------------
                Food Products - 1.2%                         344  Nestle SA Registered Shares                                 94,449
                --------------------------------------------------------------------------------------------------------------------
                Health Care Equipment &                       15  Nobel Biocare Holding AG                                     3,168
                Supplies - 0.0%                               31  Synthes, Inc.                                                3,459
                                                                                                                         -----------
                                                                                                                               6,627
                --------------------------------------------------------------------------------------------------------------------
                Insurance - 0.6%                             284  Swiss Reinsurance Registered Shares                         20,408
                                                             117  Zurich Financial Services AG (b)                            20,604
                                                                                                                         -----------
                                                                                                                              41,012
                --------------------------------------------------------------------------------------------------------------------
                Pharmaceuticals - 2.2%                     2,025  Novartis AG Registered Shares                               94,802
                                                             600  Roche Holding AG                                            64,536
                                                                                                                         -----------
                                                                                                                             159,338
                --------------------------------------------------------------------------------------------------------------------
                Semiconductors & Semiconductor                16  Unaxis Holding AG (b)                                        2,255
                Equipment - 0.0%
                --------------------------------------------------------------------------------------------------------------------
                Textiles, Apparel & Luxury                   466  Compagnie Financiere Richemont AG                           14,681
                Goods - 0.3%                                  34  Swatch Group AG B                                            4,690
                                                                                                                         -----------
                                                                                                                              19,371
                --------------------------------------------------------------------------------------------------------------------
                                                                  Total Common Stocks in Switzerland                         511,986
------------------------------------------------------------------------------------------------------------------------------------
United          Aerospace & Defense - 0.3%                 2,726  BAE Systems Plc                                             13,367
Kingdom -                                                     76  Cobham Plc                                                   2,006
24.6%                                                      1,414  Rolls-Royce Group Plc                                        6,519
                                                          70,700  Rolls-Royce Group Plc B Shares                                 137
                                                                                                                         -----------
                                                                                                                              22,029
                --------------------------------------------------------------------------------------------------------------------
                Air Freight & Logistics - 0.1%               315  Exel  Plc                                                    5,048
                --------------------------------------------------------------------------------------------------------------------
                Airlines - 0.0%                              587  British Airways Plc (b)                                      2,928
                --------------------------------------------------------------------------------------------------------------------
                Auto Components - 0.1%                       786  GKN Plc                                                      3,769
                --------------------------------------------------------------------------------------------------------------------
                Beverages - 0.6%                           2,499  Diageo Plc                                                  35,227
                                                             656  Scottish & Newcastle Plc                                     5,708
                                                                                                                         -----------
                                                                                                                              40,935
                --------------------------------------------------------------------------------------------------------------------
                Capital Markets - 0.3%                       444  3i Group Plc                                                 5,634
                                                             712  Amvescap Plc                                                 4,490
                                                             233  ICAP Plc                                                     1,209

FAM Series Fund, Inc. - Mercury International Index Portfolio
Schedule of Investments as of March 31, 2005                   (in U.S. dollars)

                                                          Shares
Country         Industry*                                   Held  Common Stocks                                             Value
------------------------------------------------------------------------------------------------------------------------------------
                                                             259  Man Group Plc                                          $     6,724
                                                                                                                         -----------
                                                                                                                              18,057
                --------------------------------------------------------------------------------------------------------------------
                Chemicals - 0.2%                             466  BOC Group Plc                                                8,973
                                                           1,000  Imperial Chemical Industries Plc                             5,055
                                                             138  Johnson Matthey Plc                                          2,579
                                                                                                                         -----------
                                                                                                                              16,607
                --------------------------------------------------------------------------------------------------------------------
                Commercial Banks - 4.9%                    5,335  Barclays Plc                                                54,539
                                                           3,210  HBOS Plc                                                    50,042
                                                           9,244  HSBC Holdings Plc                                          146,203
                                                           4,596  Lloyds TSB Group Plc                                        41,513
                                                           2,606  Royal Bank of Scotland Group Plc                            82,926
                                                                                                                         -----------
                                                                                                                             375,223
                --------------------------------------------------------------------------------------------------------------------
                Commercial Services & Supplies - 0.3%        437  Brambles Industries Plc                                      2,502
                                                             485  Bunzl Plc                                                    4,738
                                                             427  Capita Group Plc                                             3,034
                                                           1,178  Group 4 Securicor Plc                                        3,050
                                                           1,713  Hays Plc                                                     4,305
                                                           1,786  Rentokil Initial Plc                                         5,467
                                                                                                                         -----------
                                                                                                                              23,096
                --------------------------------------------------------------------------------------------------------------------
                Communications Equipment - 0.0%              224  Marconi Corp. Plc (b)                                        2,281
                --------------------------------------------------------------------------------------------------------------------
                Construction & Engineering - 0.0%            203  Balfour Beatty Plc                                           1,199
                --------------------------------------------------------------------------------------------------------------------
                Construction Materials - 0.2%                503  BPB Plc                                                      4,719
                                                             513  Hanson Plc                                                   4,852
                                                                                                                         -----------
                                                                                                                               9,571
                --------------------------------------------------------------------------------------------------------------------
                Consumer Finance - 0.1%                      387  Cattles Plc                                                  2,472
                                                             262  Provident Financial Plc                                      3,505
                                                                                                                         -----------
                                                                                                                               5,977
                --------------------------------------------------------------------------------------------------------------------
                Containers & Packaging - 0.1%                530  Rexam Plc                                                    4,755
                --------------------------------------------------------------------------------------------------------------------
                Distributors - 0.0%                           84  Inchcape Plc                                                 3,146
                --------------------------------------------------------------------------------------------------------------------
                Diversified Financial Services - 0.0%        295  London Stock Exchange Plc                                    2,529
                --------------------------------------------------------------------------------------------------------------------
                Diversified Telecommunication              7,034  BT Group Plc                                                27,314
                Services - 0.5%                            2,267  Cable & Wireless Plc                                         5,537
                                                                                                                         -----------
                                                                                                                              32,851
                --------------------------------------------------------------------------------------------------------------------
                Electric Utilities - 0.4%                    774  Scottish & Southern Energy Plc                              12,892
                                                           1,677  Scottish Power Plc                                          12,961
                                                                                                                         -----------
                                                                                                                              25,853
                --------------------------------------------------------------------------------------------------------------------
                Electronic Equipment &                       420  Electrocomponents Plc                                        1,964
                Instruments - 0.0%
                --------------------------------------------------------------------------------------------------------------------
                Food & Staples Retailing - 0.7%              710  Boots Group Plc                                              8,365
                                                             972  J Sainsbury Plc                                              5,313
                                                           6,346  Tesco Plc                                                   37,953
                                                                                                                         -----------
                                                                                                                              51,631
                --------------------------------------------------------------------------------------------------------------------
                Food Products - 0.6%                       1,834  Cadbury Schweppes Plc                                       18,385
                                                             418  Tate & Lyle Plc                                              4,198
                                                           2,253  Unilever Plc                                                22,266
                                                                                                                         -----------
                                                                                                                              44,849
                --------------------------------------------------------------------------------------------------------------------
                Gas Utilities - 0.2%                       3,409  Centrica Plc                                                14,864
                --------------------------------------------------------------------------------------------------------------------
                Health Care Equipment &                      844  Smith & Nephew Plc                                           7,934
                Supplies - 0.1%
                --------------------------------------------------------------------------------------------------------------------
                Health Care Providers &                      147  Alliance Unichem Plc                                         2,149
                Services - 0.0%
                --------------------------------------------------------------------------------------------------------------------
                Hotels, Restaurants & Leisure - 0.7%         128  Carnival Plc                                                 7,029
                                                           1,990  Compass Group Plc                                            9,081
                                                             340  Enterprise Inns Plc                                          4,953

FAM Series Fund, Inc. - Mercury International Index Portfolio
Schedule of Investments as of March 31, 2005                   (in U.S. dollars)

                                                          Shares
Country         Industry*                                   Held  Common Stocks                                             Value
------------------------------------------------------------------------------------------------------------------------------------
                                                           1,486  Hilton Group Plc                                       $     8,452
                                                             581  Intercontinental Hotels Group Plc                            6,779
                                                             542  Mitchells & Butlers Plc                                      3,528
                                                             255  Punch Taverns Plc                                            3,315
                                                             680  Rank Group Plc                                               3,518
                                                             194  Whitbread Plc (b)                                            3,415
                                                             424  William Hill Plc                                             4,415
                                                                                                                         -----------
                                                                                                                              54,485
                --------------------------------------------------------------------------------------------------------------------
                Household Durables - 0.2%                    259  Barratt Developments  Plc                                    3,228
                                                             283  Persimmon Plc                                                4,040
                                                             635  Taylor Woodrow Plc                                           3,672
                                                             414  Wimpey George Plc                                            3,442
                                                                                                                         -----------
                                                                                                                              14,382
                --------------------------------------------------------------------------------------------------------------------
                Household Products - 0.2%                    467  Reckitt Benckiser Plc                                       14,843
                --------------------------------------------------------------------------------------------------------------------
                IT Services - 0.0%                           384  LogicaCMG Plc                                                1,284
                --------------------------------------------------------------------------------------------------------------------
                Industrial Conglomerates - 0.2%              528  Smiths Group Plc                                             8,495
                                                             807  Tomkins Plc                                                  4,030
                                                                                                                         -----------
                                                                                                                              12,525
                --------------------------------------------------------------------------------------------------------------------
                Insurance - 0.9%                           1,823  Aviva Plc                                                   21,874
                                                           1,965  Friends Provident Plc                                        6,581
                                                           5,029  Legal & General Group Plc                                   10,762
                                                           2,073  Prudential Plc                                              19,821
                                                           2,829  Royal & Sun Alliance Insurance Group                         4,196
                                                                                                                         -----------
                                                                                                                              63,234
                --------------------------------------------------------------------------------------------------------------------
                Internet & Catalog Retail - 0.2%             898  GUS Plc                                                     15,458
                --------------------------------------------------------------------------------------------------------------------
                Machinery - 0.0%                             177  IMI Plc                                                      1,373
                --------------------------------------------------------------------------------------------------------------------
                Media - 1.0%                               1,259  Aegis Group Plc                                              2,427
                                                             973  British Sky Broadcasting Plc                                10,673
                                                             190  Daily Mail & General Trust                                   2,585
                                                             781  EMI Group Plc                                                3,487
                                                             256  Emap Plc                                                     4,015
                                                           3,787  ITV Plc                                                      9,124
                                                             598  Pearson Plc                                                  7,288
                                                           1,165  Reed Elsevier Plc                                           12,075
                                                           1,286  Reuters Group Plc                                            9,915
                                                             173  Trinity Mirror Plc                                           2,292
                                                             354  United Business Media Plc                                    3,559
                                                           1,006  WPP Group Plc                                               11,453
                                                             661  Yell Group Plc                                               5,908
                                                                                                                         -----------
                                                                                                                              84,801
                --------------------------------------------------------------------------------------------------------------------
                Metals & Mining - 1.3%                     1,152  Anglo American Plc                                          27,319
                                                           2,140  BHP Billiton Plc                                            28,751
                                                           3,970  Corus Group Plc (b)                                          4,051
                                                             865  Rio Tinto Plc Registered Shares                             27,967
                                                                                                                         -----------
                                                                                                                              88,088
                --------------------------------------------------------------------------------------------------------------------
                Multiline Retail - 0.2%                    1,506  Marks & Spencer Group Plc                                    9,846
                                                             248  Next Plc                                                     7,460
                                                                                                                         -----------
                                                                                                                              17,306
                --------------------------------------------------------------------------------------------------------------------
                Multi-Utilities & Unregulated              1,453  International Power Plc                                      4,921
                Power - 0.5%                               2,496  National Grid Transco Plc                                   23,122
                                                             542  United Utilities Plc                                         6,463
                                                             154  United Utilities Plc Class A                                 1,311
                                                                                                                         -----------
                                                                                                                              35,817
                --------------------------------------------------------------------------------------------------------------------

FAM Series Fund, Inc. - Mercury International Index Portfolio
Schedule of Investments as of March 31, 2005                   (in U.S. dollars)

                                                          Shares
Country         Industry*                                   Held  Common Stocks                                             Value
------------------------------------------------------------------------------------------------------------------------------------
                Oil & Gas - 3.7%                            3,098 BG Group Plc                                           $    24,075
                                                           17,926 BP Plc                                                     185,794
                                                            7,973 Shell Transport & Trading Co. Plc                           71,563
                                                                                                                         -----------
                                                                                                                             281,432
                --------------------------------------------------------------------------------------------------------------------
                Pharmaceuticals - 2.2%                     1,372  AstraZeneca Plc                                             54,080
                                                           4,904  GlaxoSmithKline Plc                                        112,404
                                                                                                                         -----------
                                                                                                                             166,484
                --------------------------------------------------------------------------------------------------------------------
                Real Estate - 0.3%                           487  British Land Co. Plc                                         7,399
                                                             178  Hammerson Plc                                                2,797
                                                             425  Land Securities Group Plc                                   10,384
                                                             154  Liberty International Plc                                    2,804
                                                             437  Slough Estates Plc                                           4,026
                                                                                                                         -----------
                                                                                                                              27,410
                --------------------------------------------------------------------------------------------------------------------
                Road & Rail - 0.0%                           154  Arriva Plc                                                   1,528
                                                             431  Firstgroup Plc                                               2,796
                                                             157  National Express Group Plc                                   2,677
                                                                                                                         -----------
                                                                                                                               7,001
                --------------------------------------------------------------------------------------------------------------------
                Semiconductors & Semiconductor             1,412  ARM Holdings Plc                                             2,808
                Equipment - 0.0%
                --------------------------------------------------------------------------------------------------------------------
                Software - 0.1%                            1,228  Sage Group Plc                                               4,670
                --------------------------------------------------------------------------------------------------------------------
                Specialty Retail - 0.3%                    1,828  Dixons Group Plc                                             5,276
                                                             484  HMV Group Plc                                                2,289
                                                             556  Kesa Electricals Plc                                         3,176
                                                           2,097  Kingfisher Plc                                              11,442
                                                             774  MFI Furniture Plc                                            1,711
                                                           1,025  Signet Group Plc                                             2,082
                                                                                                                         -----------
                                                                                                                              25,976
                --------------------------------------------------------------------------------------------------------------------
                Tobacco - 0.5%                             1,304  British American Tobacco Plc                                22,990
                                                             579  Imperial Tobacco Group Plc                                  15,197
                                                                                                                         -----------
                                                                                                                              38,187
                --------------------------------------------------------------------------------------------------------------------
                Trading Companies &                          539  Wolseley Plc                                                11,285
                Distributors - 0.2%
                --------------------------------------------------------------------------------------------------------------------
                Transportation Infrastructure - 0.2%         169  Associated British Ports Holdings Plc                        1,534
                                                             979  BAA Plc                                                     10,794
                                                             526  BBA Group Plc                                                2,999
                                                             743  The Peninsular and Oriental Steam Navigation Co.             4,065
                                                                                                                         -----------
                                                                                                                              19,392
                --------------------------------------------------------------------------------------------------------------------
                Water Utilities - 0.1%                       241  Kelda Group Plc                                              2,723
                                                             339  Severn Trent Plc                                             5,861
                                                                                                                         -----------
                                                                                                                               8,584
                --------------------------------------------------------------------------------------------------------------------
                Wireless Telecommunication                55,165  Vodafone Group Plc                                         146,458
                Services - 1.9%
                --------------------------------------------------------------------------------------------------------------------
                                                                  Total Common Stocks in the United Kingdom                1,862,528
                --------------------------------------------------------------------------------------------------------------------
                                                                  Total Investments in Common Stocks
                                                                  (Cost - $7,375,871) - 97.6%                              7,408,778
------------------------------------------------------------------------------------------------------------------------------------

                                                                  Mutual Funds
------------------------------------------------------------------------------------------------------------------------------------
United          Diversified Financial Services - 1.4%        685  iShares MSCI EAFE Index Fund                               108,812
States - 1.4%   --------------------------------------------------------------------------------------------------------------------
                                                                  Total Investments in Mutual Funds
                                                                  (Cost - $106,661) - 1.4%                                   108,812
------------------------------------------------------------------------------------------------------------------------------------

                                                                  Preferred Stocks
------------------------------------------------------------------------------------------------------------------------------------
Germany - 0.2%  Automobiles - 0.1%                             8  Porsche AG, .73%                                             5,822
                                                              67  Volkswagen AG, 4.35%                                         2,422
                                                                                                                         -----------
                                                                                                                               8,244
------------------------------------------------------------------------------------------------------------------------------------

FAM Series Fund, Inc. - Mercury International Index Portfolio
Schedule of Investments as of March 31, 2005                   (in U.S. dollars)

                                                          Shares
Country         Industry*                                   Held  Common Stocks                                             Value
------------------------------------------------------------------------------------------------------------------------------------
                Chemicals - 0.1%                              40  Henkel KGaA, 1.75%                                     $     3,626
                --------------------------------------------------------------------------------------------------------------------
                                                                  Total Investments in Preferred Stocks
                                                                  (Cost - $10,934) - 0.2%                                     11,870
------------------------------------------------------------------------------------------------------------------------------------

                                                      Beneficial
                                                        Interest  Short-Term Securities
                --------------------------------------------------------------------------------------------------------------------
                                                        $ 36,565  Merrill Lynch Liquidity Series, LLC Cash Sweep
                                                                  Series I (a)                                                36,565
                --------------------------------------------------------------------------------------------------------------------
                                                                  Total Investments in Short-Term Securities
                                                                  (Cost - $36,565) - 0.5%                                     36,565
                --------------------------------------------------------------------------------------------------------------------
                                                                  Total Investments (Cost - $7,530,031**) - 99.7%          7,566,025

                                                                  Other Assets Less Liabilities - 0.3%                        19,660
                                                                                                                         -----------
                                                                  Net Assets - 100.0%                                    $ 7,585,685
                                                                                                                         ===========

* For Portfolio compliance purposes, "Industry" means any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Portfolio management. This definition may not apply for purposes of this report, which may combine such industry classifications for reporting ease.
** The cost and unrealized appreciation (depreciation) of investments as of March 31, 2005, as computed for federal income tax purposes, were as follows:

      Aggregate cost                                              $   7,530,031
                                                                  =============
      Gross unrealized appreciation                               $     231,981
      Gross unrealized depreciation                                    (195,987)
                                                                  -------------
      Net unrealized appreciation                                 $      35,994
                                                                  =============

(a) Investments in companies considered to be an affiliate of the Portfolio (such companies are defined as "Affiliated Companies" in Section 2(a)(3) of the Investment Company Act of 1940) were as follows:

      ----------------------------------------------------------------------------------
                                                                     Net        Interest
      Affiliate                                                    Activity      Income
      ----------------------------------------------------------------------------------
      Merrill Lynch Liquidity Series, LLC Cash Sweep Series I      $ 36,565      $   574
      ----------------------------------------------------------------------------------

(b)   Non-income producing security.

Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FAM Series Fund, Inc.


By: /s/ Robert C. Doll, Jr.
    -----------------------
    Robert C. Doll, Jr.
    Chief Executive Officer
    FAM Series Fund, Inc.

Date: May 23, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Robert C. Doll, Jr.
    -----------------------
    Robert C. Doll, Jr.
    Chief Executive Officer
    FAM Series Fund, Inc.

Date: May 23, 2005


By: /s/ Donald C. Burke
    -----------------------
    Donald C. Burke
    Chief Financial Officer
    FAM Series Fund, Inc.

Date: May 23, 2005